UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)             (Zip Code)

Omar Tariq

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2023 to October 31, 2024

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Credit Suisse Multialternative Strategy Fund Class A - CSQAX

Credit Suisse Multialternative Strategy Fund Class I - CSQIX

Credit Suisse Floating Rate High Income Fund Class A - CHIAX

Credit Suisse Floating Rate High Income Fund Class C - CHICX

Credit Suisse Floating Rate High Income Fund Class I - CSHIX

Credit Suisse Managed Futures Strategy Fund Class A - CSAAX

Credit Suisse Managed Futures Strategy Fund Class C - CSACX

Credit Suisse Managed Futures Strategy Fund Class I - CSAIX

Credit Suisse Strategic Income Fund Class A - CSOAX

Credit Suisse Strategic Income Fund Class C - CSOCX

Credit Suisse Strategic Income Fund Class I - CSOIX

Annual Shareholder Report

Credit Suisse Multialternative Strategy Fund

Class A

CSQAX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Multialternative Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSQAX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.10%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Carry strategies: Carry strategies seek to profit from stable markets and efficient asset pricing. In addition to security holdings, the program frequently uses options, forwards, futures, and swaps to implement carry strategies. A healthy macroeconomic backdrop, particularly in the US, supported a range of carry strategies, including Carry in Commodity Infrastructure.

Flow strategies: Flow strategies target lead-lag effects in markets. The program often uses a range of derivatives including futures and swaps to implement flow strategies. While late cycle, data dependent monetary policy calibration caused fixed income markets to bandy about, the allure of companies driving the advancement of emergent structural trends proved durable. Momentum in Structural Equity Themes generated healthy returns for much of the reporting period.

Intermediation strategies: These strategies, which seek to profit from liquidity provisioning, generated modest performance contribution. The program may use derivatives, including swaps, to implement intermediation strategies. Shifting growth expectations instigated frequent repositioning, driving demand for liquidity but also market whipsaws, and performance across intermediation strategies was mixed. Gains, supported by strategies such as Seasonality in Commodities, ultimately prevailed.

What didn’t work:

Valuation strategies: Valuation strategies seek to exploit market inefficiencies by comparing market pricing against other measures of fair value. The program may use derivatives, including swaps, to implement valuation strategies. Limited market breadth resulted in the underperformance of less expensive segments of the market. Strategies including Relative Value Across Equity Sectors detracted.

Positioning strategies: Positioning strategies attempt to utilize commonality and difference in the preferences of market participants to source returns. The program may use derivatives, including futures and swaps, to implement positioning strategies. The persistence of flows into certain large capitalization market segments saw crowded positions rewarded, negatively impacting strategies such as Dispersion in US Equities.

Credit Suisse Multialternative Strategy Fund

Class A

Fund Performance

	Class A with load	ICE BofA U.S. 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
10/31/2014	$9,479	$10,000	$10,000
10/31/2015	$9,648	$10,002	$10,196
10/31/2016	$9,699	$10,032	$10,641
10/31/2017	$10,034	$10,105	$10,737
10/31/2018	$10,005	$10,274	$10,517
10/31/2019	$9,955	$10,521	$11,727
10/31/2020	$10,065	$10,617	$12,453
10/31/2021	$11,462	$10,623	$12,393
10/31/2022	$12,131	$10,706	$10,450
10/31/2023	$12,270	$11,217	$10,487
10/31/2024	$12,426	$11,821	$11,593

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class A	1.27%	4.53%	2.74%
Class A with load	(4.04%)	3.41%	2.20%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$232,710,152
# of Portfolio Holdings	283
Portfolio Turnover Rate	214%
Total Advisory Fees Paid	$2,469,409

What is the Fund’s investment objective?

The Fund seeks positive absolute returns.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	65.8%
Short-Term Investments	21.4
Common Stocks	12.6
Exchange-traded Funds	0.2

Derivatives are not reflected in amounts reported above.

Credit Suisse Multialternative Strategy Fund

Class A

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bills, 4.830%, due 11/29/24	6.4%
U.S. Treasury Bills, 4.829%, due 02/20/25	6.4
U.S. Treasury Bills, 4.848%, due 05/15/25	6.3
U.S. Treasury Bills, 4.090%, due 08/07/25	6.2
U.S. Treasury Bills, 4.615%, due 12/26/24	3.0

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

On August 16, 2024, UBS AM entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS AM’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Multialternative Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Multialternative Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Multialternative Strategy Fund as of the Closing Date.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSQAX.

Phone: 877-870-2874

Credit Suisse Multialternative Strategy Fund

MSF-TSRARLCLA-1024

Class A

Annual Shareholder Report

Credit Suisse Multialternative Strategy Fund

Class I

CSQIX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Multialternative Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSQIX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.85%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Carry strategies: Carry strategies seek to profit from stable markets and efficient asset pricing. In addition to security holdings, the program frequently uses options, forwards, futures, and swaps to implement carry strategies. A healthy macroeconomic backdrop, particularly in the US, supported a range of carry strategies, including Carry in Commodity Infrastructure.

Flow strategies: Flow strategies target lead-lag effects in markets. The program often uses a range of derivatives including futures and swaps to implement flow strategies. While late cycle, data dependent monetary policy calibration caused fixed income markets to bandy about, the allure of companies driving the advancement of emergent structural trends proved durable. Momentum in Structural Equity Themes generated healthy returns for much of the reporting period.

Intermediation strategies: These strategies, which seek to profit from liquidity provisioning, generated modest performance contribution. The program may use derivatives, including swaps, to implement intermediation strategies. Shifting growth expectations instigated frequent repositioning, driving demand for liquidity but also market whipsaws, and performance across intermediation strategies was mixed. Gains, supported by strategies such as Seasonality in Commodities, ultimately prevailed.

What didn’t work:

Valuation strategies: Valuation strategies seek to exploit market inefficiencies by comparing market pricing against other measures of fair value. The program may use derivatives, including swaps, to implement valuation strategies. Limited market breadth resulted in the underperformance of less expensive segments of the market. Strategies including Relative Value Across Equity Sectors detracted.

Positioning strategies: Positioning strategies attempt to utilize commonality and difference in the preferences of market participants to source returns. The program may use derivatives, including futures and swaps, to implement positioning strategies. The persistence of flows into certain large capitalization market segments saw crowded positions rewarded, negatively impacting strategies such as Dispersion in US Equities.

Credit Suisse Multialternative Strategy Fund

Class I

Fund Performance

	Class I	ICE BofA U.S. 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$10,203	$10,002	$10,196
10/31/2016	$10,277	$10,032	$10,641
10/31/2017	$10,656	$10,105	$10,737
10/31/2018	$10,657	$10,274	$10,517
10/31/2019	$10,637	$10,521	$11,727
10/31/2020	$10,780	$10,617	$12,453
10/31/2021	$12,314	$10,623	$12,393
10/31/2022	$13,057	$10,706	$10,450
10/31/2023	$13,252	$11,217	$10,487
10/31/2024	$13,452	$11,821	$11,593

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	1.51%	4.81%	3.01%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$232,710,152
# of Portfolio Holdings	283
Portfolio Turnover Rate	214%
Total Advisory Fees Paid	$2,469,409

What is the Fund’s investment objective?

The Fund seeks positive absolute returns.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	65.8%
Short-Term Investments	21.4
Common Stocks	12.6
Exchange-traded Funds	0.2

Derivatives are not reflected in amounts reported above.

Credit Suisse Multialternative Strategy Fund

Class I

Top 5 Holdings (% of Net Assets)

U.S. Treasury Bills, 4.830%, due 11/29/24	6.4%
U.S. Treasury Bills, 4.829%, due 02/20/25	6.4
U.S. Treasury Bills, 4.848%, due 05/15/25	6.3
U.S. Treasury Bills, 4.090%, due 08/07/25	6.2
U.S. Treasury Bills, 4.615%, due 12/26/24	3.0

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

On August 16, 2024, UBS AM entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS AM’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Multialternative Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Multialternative Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Multialternative Strategy Fund as of the Closing Date.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSQIX.

Phone: 877-870-2874

Credit Suisse Multialternative Strategy Fund

MSF-TSRARLCLI-1024

Class I

Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class A

CHIAX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CHIAX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.95%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Asset allocation to High Yield and Collateralized Loan Obligation asset classes positively contributed to relative returns.

- Positive selection within the Aerospace, Information Technology, Transportation and Metals/Minerals sectors were the greatest contributors to sector attribution.

- From ratings perspective, there was positive selection in the Caa3, B3 and B1 ratings categories.

What didn’t work:

- The Fund experienced negative selection from Media/Telecommunication, Service, Chemicals, Manufacturing and Financial sectors.

- From a ratings perspective, there was negative selection from Caa2, C and Ca-rated investments.

Credit Suisse Floating Rate High Income Fund

Class A

Fund Performance

	Class A with load	Credit Suisse Leveraged Loan Index
10/31/2014	$9,530	$10,000
10/31/2015	$9,729	$10,081
10/31/2016	$10,266	$10,716
10/31/2017	$10,828	$11,279
10/31/2018	$11,207	$11,830
10/31/2019	$11,313	$12,139
10/31/2020	$11,391	$12,321
10/31/2021	$12,367	$13,372
10/31/2022	$12,061	$13,101
10/31/2023	$13,396	$14,615
10/31/2024	$14,659	$16,156

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class A	9.43%	5.32%	4.40%
Class A with load	4.16%	4.29%	3.90%
Credit Suisse Leveraged Loan Index	10.55%	5.89%	4.91%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,971,472,265
# of Portfolio Holdings	438
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$9,782,023

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	82.3%
Corporate Bonds	6.5
Short-Term Investments	6.5
Asset Backed Securities	3.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class A

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
A	0.1%
A+	0.1
B	30.4
B-	10.4
B+	8.5
BB	14.4
BB-	5.7
BB+	3.0
BBB	0.4
BBB-	4.4
C	0.1
CC	0.3
CCC	2.4
CCC-	1.0
CCC+	4.1
D	0.1
NR	7.1
Subtotal	92.5
Equity and Other	7.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CHIAX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLA-1024

Class A

Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class C

CHICX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CHICX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.70%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Asset allocation to High Yield and Collateralized Loan Obligation asset classes positively contributed to relative returns.

- Positive selection within the Aerospace, Information Technology, Transportation and Metals/Minerals sectors were the greatest contributors to sector attribution.

- From ratings perspective, there was positive selection in the Caa3, B3 and B1 ratings categories.

What didn’t work:

- The Fund experienced negative selection from Media/Telecommunication, Service, Chemicals, Manufacturing and Financial sectors.

- From a ratings perspective, there was negative selection from Caa2, C and Ca-rated investments.

Credit Suisse Floating Rate High Income Fund

Class C

Fund Performance

	Class C with load	Credit Suisse Leveraged Loan Index
10/31/2014	$10,000	$10,000
10/31/2015	$10,133	$10,081
10/31/2016	$10,613	$10,716
10/31/2017	$11,111	$11,279
10/31/2018	$11,414	$11,830
10/31/2019	$11,437	$12,139
10/31/2020	$11,431	$12,321
10/31/2021	$12,335	$13,372
10/31/2022	$11,924	$13,101
10/31/2023	$13,146	$14,615
10/31/2024	$14,278	$16,156

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class C	8.61%	4.54%	3.63%
Class C with load	7.61%	4.54%	3.63%
Credit Suisse Leveraged Loan Index	10.55%	5.89%	4.91%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,971,472,265
# of Portfolio Holdings	438
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$9,782,023

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	82.3%
Corporate Bonds	6.5
Short-Term Investments	6.5
Asset Backed Securities	3.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class C

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
A	0.1%
A+	0.1
B	30.4
B-	10.4
B+	8.5
BB	14.4
BB-	5.7
BB+	3.0
BBB	0.4
BBB-	4.4
C	0.1
CC	0.3
CCC	2.4
CCC-	1.0
CCC+	4.1
D	0.1
NR	7.1
Subtotal	92.5
Equity and Other	7.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CHICX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLC-1024

Class C

Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class I

CSHIX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSHIX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.70%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Asset allocation to High Yield and Collateralized Loan Obligation asset classes positively contributed to relative returns.

- Positive selection within the Aerospace, Information Technology, Transportation and Metals/Minerals sectors were the greatest contributors to sector attribution.

- From ratings perspective, there was positive selection in the Caa3, B3 and B1 ratings categories.

What didn’t work:

- The Fund experienced negative selection from Media/Telecommunication, Service, Chemicals, Manufacturing and Financial sectors.

- From a ratings perspective, there was negative selection from Caa2, C and Ca-rated investments.

Credit Suisse Floating Rate High Income Fund

Class I

Fund Performance

	Class I	Credit Suisse Leveraged Loan Index
10/31/2014	$10,000	$10,000
10/31/2015	$10,233	$10,081
10/31/2016	$10,809	$10,716
10/31/2017	$11,448	$11,279
10/31/2018	$11,861	$11,830
10/31/2019	$12,017	$12,139
10/31/2020	$12,128	$12,321
10/31/2021	$13,202	$13,372
10/31/2022	$12,904	$13,101
10/31/2023	$14,369	$14,615
10/31/2024	$15,762	$16,156

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	9.70%	5.58%	4.66%
Credit Suisse Leveraged Loan Index	10.55%	5.89%	4.91%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,971,472,265
# of Portfolio Holdings	438
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$9,782,023

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	82.3%
Corporate Bonds	6.5
Short-Term Investments	6.5
Asset Backed Securities	3.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class I

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
A	0.1%
A+	0.1
B	30.4
B-	10.4
B+	8.5
BB	14.4
BB-	5.7
BB+	3.0
BBB	0.4
BBB-	4.4
C	0.1
CC	0.3
CCC	2.4
CCC-	1.0
CCC+	4.1
D	0.1
NR	7.1
Subtotal	92.5
Equity and Other	7.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSHIX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLI-1024

Class I

Annual Shareholder Report

Credit Suisse Managed Futures Strategy Fund

Class A

CSAAX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Managed Futures Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSAAX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.55%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Long-biased equity futures trading: Resilient corporate earnings, the intensification of pro-growth Chinese policy measures, and indications of easing inflationary pressure joined with money manager fear of missing out to send global equity markets higher to the benefit of the Fund.

Commodity swap trading also contributed, albeit modestly: Short-biased Agriculture exposure generated gains as supportive weather conditions and diminishing demand for ethanol feedstocks weighed on prices.

What didn’t work:

Mercurial positioning in currencies futures: With developed market monetary policy desynchronizing, investors paid particular attention to the rate of change in economic conditions in the US versus the rest of the G7 and to the impending US elections, as the Bank of Japan generally struck a gradualist tone in seeking to normalize monetary policy without spooking markets. The Fund’s exposure in the asset class shifted frequently and unprofitably.

Whipsawing fixed income futures trading: Fixed income markets flip-flopped as markets absorbed indications of lingering inflationary pressures even as volatile employment data, dwindling consumer confidence, and softening economic data left little doubt that higher for longer interest rates were closing in on their target and perhaps overshooting.

Credit Suisse Managed Futures Strategy Fund

Class A

Fund Performance

	Class A with load	Credit Suisse Managed Futures Liquid Index	Bloomberg Global Aggregate Bond Fund Index
10/31/2014	$9,474	$10,000	$10,000
10/31/2015	$10,655	$11,336	$9,693
10/31/2016	$10,961	$11,725	$10,234
10/31/2017	$10,764	$11,468	$10,355
10/31/2018	$10,019	$10,652	$10,143
10/31/2019	$10,154	$10,808	$11,110
10/31/2020	$9,593	$10,223	$11,736
10/31/2021	$11,419	$12,225	$11,590
10/31/2022	$13,797	$14,902	$9,181
10/31/2023	$12,672	$13,751	$9,339
10/31/2024	$11,525	$12,470	$10,230

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class A	(9.06%)	2.56%	1.98%
Class A with load	(13.85%)	1.47%	1.43%
Credit Suisse Managed Futures Liquid Index	(9.31%)	2.90%	2.23%
Bloomberg Global Aggregate Bond Fund Index	9.55%	(1.64%)	0.23%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$201,552,407
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,878,310

What is the Fund’s investment objective?

The Fund seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	82.8%
Short-Term Investments	17.2

Derivatives are not reflected in amounts reported above.

Credit Suisse Managed Futures Strategy Fund

Class A

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSAAX.

Phone: 877-870-2874

Credit Suisse Managed Futures Strategy Fund

MFS-TSRARCLA-1024

Class A

Annual Shareholder Report

Credit Suisse Managed Futures Strategy Fund

Class C

CSACX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Managed Futures Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSACX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.30%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Long-biased equity futures trading: Resilient corporate earnings, the intensification of pro-growth Chinese policy measures, and indications of easing inflationary pressure joined with money manager fear of missing out to send global equity markets higher to the benefit of the Fund.

Commodity swap trading also contributed, albeit modestly: Short-biased Agriculture exposure generated gains as supportive weather conditions and diminishing demand for ethanol feedstocks weighed on prices.

What didn’t work:

Mercurial positioning in currencies futures: With developed market monetary policy desynchronizing, investors paid particular attention to the rate of change in economic conditions in the US versus the rest of the G7 and to the impending US elections, as the Bank of Japan generally struck a gradualist tone in seeking to normalize monetary policy without spooking markets. The Fund’s exposure in the asset class shifted frequently and unprofitably.

Whipsawing fixed income futures trading: Fixed income markets flip-flopped as markets absorbed indications of lingering inflationary pressures even as volatile employment data, dwindling consumer confidence, and softening economic data left little doubt that higher for longer interest rates were closing in on their target and perhaps overshooting.

Credit Suisse Managed Futures Strategy Fund

Class C

Fund Performance

	Class C with load	Credit Suisse Managed Futures Liquid Index	Bloomberg Global Aggregate Bond Fund Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$11,160	$11,336	$9,693
10/31/2016	$11,398	$11,725	$10,234
10/31/2017	$11,111	$11,468	$10,355
10/31/2018	$10,260	$10,652	$10,143
10/31/2019	$10,315	$10,808	$11,110
10/31/2020	$9,682	$10,223	$11,736
10/31/2021	$11,440	$12,225	$11,590
10/31/2022	$13,709	$14,902	$9,181
10/31/2023	$12,503	$13,751	$9,339
10/31/2024	$11,283	$12,470	$10,230

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class C	(9.76%)	1.81%	1.21%
Class C with load	(10.66%)	1.81%	1.21%
Credit Suisse Managed Futures Liquid Index	(9.31%)	2.90%	2.23%
Bloomberg Global Aggregate Bond Fund Index	9.55%	(1.64%)	0.23%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$201,552,407
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,878,310

What is the Fund’s investment objective?

The Fund seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	82.8%
Short-Term Investments	17.2

Derivatives are not reflected in amounts reported above.

Credit Suisse Managed Futures Strategy Fund

Class C

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSACX.

Phone: 877-870-2874

Credit Suisse Managed Futures Strategy Fund

MFS-TSRARCLC-1024

Class C

Annual Shareholder Report

Credit Suisse Managed Futures Strategy Fund

Class I

CSAIX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Managed Futures Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSAIX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.30%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Long-biased equity futures trading: Resilient corporate earnings, the intensification of pro-growth Chinese policy measures, and indications of easing inflationary pressure joined with money manager fear of missing out to send global equity markets higher to the benefit of the Fund.

Commodity swap trading also contributed, albeit modestly: Short-biased Agriculture exposure generated gains as supportive weather conditions and diminishing demand for ethanol feedstocks weighed on prices.

What didn’t work:

Mercurial positioning in currencies futures: With developed market monetary policy desynchronizing, investors paid particular attention to the rate of change in economic conditions in the US versus the rest of the G7 and to the impending US elections, as the Bank of Japan generally struck a gradualist tone in seeking to normalize monetary policy without spooking markets. The Fund’s exposure in the asset class shifted frequently and unprofitably.

Whipsawing fixed income futures trading: Fixed income markets flip-flopped as markets absorbed indications of lingering inflationary pressures even as volatile employment data, dwindling consumer confidence, and softening economic data left little doubt that higher for longer interest rates were closing in on their target and perhaps overshooting.

Credit Suisse Managed Futures Strategy Fund

Class I

Fund Performance

	Class I	Credit Suisse Managed Futures Liquid Index	Bloomberg Global Aggregate Bond Fund Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$11,288	$11,336	$9,693
10/31/2016	$11,641	$11,725	$10,234
10/31/2017	$11,455	$11,468	$10,355
10/31/2018	$10,690	$10,652	$10,143
10/31/2019	$10,854	$10,808	$11,110
10/31/2020	$10,287	$10,223	$11,736
10/31/2021	$12,276	$12,225	$11,590
10/31/2022	$14,865	$14,902	$9,181
10/31/2023	$13,687	$13,751	$9,339
10/31/2024	$12,473	$12,470	$10,230

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	(8.87%)	2.82%	2.23%
Credit Suisse Managed Futures Liquid Index	(9.31%)	2.90%	2.23%
Bloomberg Global Aggregate Bond Fund Index	9.55%	(1.64%)	0.23%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$201,552,407
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,878,310

What is the Fund’s investment objective?

The Fund seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	82.8%
Short-Term Investments	17.2

Derivatives are not reflected in amounts reported above.

Credit Suisse Managed Futures Strategy Fund

Class I

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSAIX.

Phone: 877-870-2874

Credit Suisse Managed Futures Strategy Fund

MFS-TSRARCLI-1024

Class I

Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class A

CSOAX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOAX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.04%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Greatest contributors to the Fund's performance were asset allocation to High Yield Bonds, followed by Bank Loans and then Collateralized Loan Obligations.

- Sectors that contributed the most to returns include Information Technology, Financials and Healthcare.

- By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

- No sectors produced negative returns for the twelve-month period, but Utility and Consumer Non-Durables contributed the least to overall returns.

- The only rating that produced negative returns was C-rated.

Credit Suisse Strategic Income Fund

Class A

Fund Performance

	Class A with load	ICE BofA U.S. 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
10/31/2014	$9,527	$10,000	$10,000
10/31/2015	$9,697	$10,002	$10,196
10/31/2016	$10,387	$10,032	$10,641
10/31/2017	$11,500	$10,105	$10,737
10/31/2018	$11,740	$10,274	$10,517
10/31/2019	$12,259	$10,521	$11,727
10/31/2020	$12,499	$10,617	$12,453
10/31/2021	$13,742	$10,623	$12,393
10/31/2022	$12,679	$10,706	$10,450
10/31/2023	$13,985	$11,217	$10,487
10/31/2024	$15,851	$11,821	$11,593

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class A	13.34%	5.27%	5.22%
Class A with load	7.99%	4.26%	4.71%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$848,520,788
# of Portfolio Holdings	517
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,427,671

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	51.2%
Corporate Bonds	36.8
Short-Term Investments	8.3
Asset Backed Securities	2.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class A

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.2%
B	28.0
B-	8.8
B+	8.0
BB	17.1
BB-	7.7
BB+	6.2
BBB	0.0
BBB-	2.6
C	0.0
CC	0.2
CCC	1.9
CCC-	0.5
CCC+	4.4
NR	5.2
Subtotal	90.8
Equity and Other	9.2
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSOAX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLA-1024

Class A

Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class C

CSOCX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOCX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.79%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Greatest contributors to the Fund's performance were asset allocation to High Yield Bonds, followed by Bank Loans and then Collateralized Loan Obligations.

- Sectors that contributed the most to returns include Information Technology, Financials and Healthcare.

- By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

- No sectors produced negative returns for the twelve-month period, but Utility and Consumer Non-Durables contributed the least to overall returns.

- The only rating that produced negative returns was C-rated.

Credit Suisse Strategic Income Fund

Class C

Fund Performance

	Class C with load	ICE BofA U.S. 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$10,114	$10,002	$10,196
10/31/2016	$10,754	$10,032	$10,641
10/31/2017	$11,817	$10,105	$10,737
10/31/2018	$11,986	$10,274	$10,517
10/31/2019	$12,410	$10,521	$11,727
10/31/2020	$12,558	$10,617	$12,453
10/31/2021	$13,705	$10,623	$12,393
10/31/2022	$12,564	$10,706	$10,450
10/31/2023	$13,740	$11,217	$10,487
10/31/2024	$15,457	$11,821	$11,593

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class C	12.50%	4.49%	4.45%
Class C with load	11.50%	4.49%	4.45%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$848,520,788
# of Portfolio Holdings	517
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,427,671

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	51.2%
Corporate Bonds	36.8
Short-Term Investments	8.3
Asset Backed Securities	2.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class C

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.2%
B	28.0
B-	8.8
B+	8.0
BB	17.1
BB-	7.7
BB+	6.2
BBB	0.0
BBB-	2.6
C	0.0
CC	0.2
CCC	1.9
CCC-	0.5
CCC+	4.4
NR	5.2
Subtotal	90.8
Equity and Other	9.2
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSOCX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLC-1024

Class C

Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class I

CSOIX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOIX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.79%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Greatest contributors to the Fund's performance were asset allocation to High Yield Bonds, followed by Bank Loans and then Collateralized Loan Obligations.

- Sectors that contributed the most to returns include Information Technology, Financials and Healthcare.

- By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

- No sectors produced negative returns for the twelve-month period, but Utility and Consumer Non-Durables contributed the least to overall returns.

- The only rating that produced negative returns was C-rated.

Credit Suisse Strategic Income Fund

Class I

Fund Performance

	Class I	ICE BofA U.S. 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$10,205	$10,002	$10,196
10/31/2016	$10,960	$10,032	$10,641
10/31/2017	$12,177	$10,105	$10,737
10/31/2018	$12,463	$10,274	$10,517
10/31/2019	$13,046	$10,521	$11,727
10/31/2020	$13,334	$10,617	$12,453
10/31/2021	$14,682	$10,623	$12,393
10/31/2022	$13,594	$10,706	$10,450
10/31/2023	$15,031	$11,217	$10,487
10/31/2024	$17,077	$11,821	$11,593

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	13.61%	5.53%	5.50%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$848,520,788
# of Portfolio Holdings	517
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,427,671

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	51.2%
Corporate Bonds	36.8
Short-Term Investments	8.3
Asset Backed Securities	2.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class I

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.2%
B	28.0
B-	8.8
B+	8.0
BB	17.1
BB-	7.7
BB+	6.2
BBB	0.0
BBB-	2.6
C	0.0
CC	0.2
CCC	1.9
CCC-	0.5
CCC+	4.4
NR	5.2
Subtotal	90.8
Equity and Other	9.2
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CSOIX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLI-1024

Class I

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 19(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2024. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2024.

Item 3. Audit Committee Financial Expert.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Laura A. DeFelice, Mahendra R. Gupta and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant showing the amount of fees billed to the registrant during the registrant’s last two fiscal years by Ernst & Young LLP (“EY”), the registrant’s current independent registered public accounting firm, and the registrant’s former independent registered public accounting firm. The audit fees billed to the registrant for the fiscal year 2024 are the only fees that have been billed to the registrant by EY. All other fees listed in the tables below were billed to the registrant by the registrant’s former independent registered public accounting firm. For engagements with EY and by the registrant’s former independent registered public accounting firm the Audit Committee approved in advance all audit services and non-audit services that EY and the registrant’s former independent registered public accounting firm provided to the registrant for its fiscal years ended October 31, 2023 and October 31, 2024.

	2023	2024
Audit Fees	$203,100	$198,850
Audit-Related Fees	$-	$-
Tax Fees[1]	$18,000	$-
All Other Fees	$-	$-
Total	$221,100	$198,850

1 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

2

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2023 and by EY for the fiscal year ended October 31, 2024 to the registrant’s investment adviser, UBS Asset Management (Americas) LLC (“UBS AM (“Americas”)), and any service provider to the registrant controlling, controlled by or under common control with UBS AM (Americas) that provided ongoing services to the registrant (“Covered Services Provider”).

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to UBS AM (Americas) and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM (Americas) or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, UBS AM (Americas) and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

3

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2023 and by EY for the fiscal year ended October 31, 2024 to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2023 and by EY for the fiscal year ended October 31, 2024 to UBS AM (Americas) and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X:

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) For the fiscal year ended October 31, 2023, the aggregate fees billed by the registrant’s former independent registered public accounting firm of $18,000 for non-audit services rendered on behalf of the registrant (“covered”), and for the fiscal year ended October 31, 2024, the aggregate fees billed by EY of $979,248 for non-audit services rendered on behalf of its investment adviser and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

4

	2023	2024
Covered Services	$18,000	$-
Non-Covered Services	$-	$979,248

(h) Not Applicable.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Form N-CSR disclosure requirement is not applicable to the registrant.
(b)	Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	The compete schedule of investments for the registrant is disclosed in the registrant’s annual report, which is included in Item 1 of this form.
(b)	Not applicable

5

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

Credit Suisse Floating Rate High
Income Fund

Annual Financial Statements | October 31, 2024

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant to an internal merger between Credit Suisse Asset Management, LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%		Value
Bank loans (84.7%)
Advertising (0.5%)
$9,147	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B1)	05/03/28	8.935		$9,100,038
Aerospace & Defense (3.5%)
16,890	Amentum Government Services Holdings LLC, 3 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	09/29/31	7.099		16,909,001
2,102	Arcline FM Holdings LLC, 6 mo. USD Term SOFR + 4.500%[1]	(B, B3)	06/23/28	9.742		2,112,094
3,042	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B, B2)	10/31/30	7.854		3,053,510
5,071	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	07/01/31	7.335 7.807	-	5,074,131
6,239	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	07/01/31	7.435		6,242,534
2,644	CACI International, Inc.[2,3]	(BB+, Ba1)	10/30/31	0.000		2,650,678
1,822	Fly Funding II SARL, 3 mo. USD LIBOR + 1.750%[1]	(B, B2)	08/11/25	7.120		1,786,554
3,388	KBR, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	01/19/31	6.685		3,395,683
2,572	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	09/22/28	7.550		2,575,805
3,720	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	09/22/28	8.185		3,733,766
13,814	Peraton Corp., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	02/01/28	8.535		13,407,566
7,271	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	02/28/31	7.104		7,286,169
						68,227,491
Air Transportation (0.1%)
1,990	United Airlines, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(BB+, Ba1)	02/22/31	7.385		1,996,925
Auto Parts & Equipment (2.2%)
8,531	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B, B2)	04/06/28	8.800		8,547,758
10,056	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	05/06/30	7.185		10,088,571
426	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%[1]	(B+, B1)	03/30/27	9.847		415,122
2,355	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%[1]	(B+, B1)	03/30/27	9.847		2,294,702
2,723	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%, 0.000% PIK[1,4,5]	(NR, WR)	08/28/25	10.800		2,470,773
5,365	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	04/23/31	7.685		5,376,733
7,073	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 3.750%[1]	(B, B3)	02/08/28	8.504		6,367,249
6,829	TI Group Automotive Systems LLC, 1 mo. EURIBOR + 3.250%[1,6]	(BBB-, Ba2)	12/16/26	6.396		7,428,981
						42,989,889
Banking (0.3%)
5,940	Citco Funding LLC, 6 mo. USD Term SOFR + 2.750%[1]	(BB, Ba2)	04/27/28	7.308		5,965,776
Beverages (0.2%)
3,676	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B2)	12/13/30	8.968		3,680,978
Brokerage (0.4%)
7,194	DRW Holdings LLC, 6 mo. USD Term SOFR + 3.500%[1]	(BB-, Ba3)	06/26/31	8.588		7,175,893
1,324	Jefferies Finance LLC, 1 mo. USD Term SOFR + 3.000%[1,3]	(BB-, Ba2)	10/21/31	7.759		1,315,686
						8,491,579
Building & Construction (0.9%)
5,433	Latham Pool Products, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(BB-, B2)	02/23/29	8.485		5,334,904
4,187	Pike Corp., 1 mo. USD Term SOFR + 3.000%[1]	(BB-, Ba3)	01/21/28	7.800		4,205,925
954	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB, Ba2)	04/14/31	7.185		955,071
4,975	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba2)	03/19/29	6.935		4,980,970
2,981	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%[1]	(B, B2)	10/29/27	8.085 8.185	-	2,996,834
						18,473,704

1

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Building Materials (1.8%)
$6,661	Core & Main LP, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	07/27/28	6.718	$6,660,092
5,073	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	04/12/28	8.154	4,994,686
3,588	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%[1]	(B, B2)	08/01/28	10.429	3,621,289
9,344	Foundation Building Materials Holding Co. LLC, 3 mo. USD Term SOFR + 3.250%[1]	(B, B2)	01/31/28	7.835	9,222,833
5,679	Gulfside Supply, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	06/17/31	7.784	5,686,474
3,864	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 3.000%[1]	(BB-, B1)	03/28/31	7.685	3,880,336
2,207	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.250%[1]	(B, B1)	04/29/29	8.495	2,192,664
					36,258,374
Cable & Satellite TV (0.4%)
192	Altice France SA, 3 mo. USD LIBOR + 4.000%[1]	(CCC+, Caa1)	08/14/26	9.380	163,788
7,000	Ziggo BV, 1 mo. EURIBOR + 3.000%[1,6]	(B+, B1)	01/31/29	6.245	7,487,268
1,000	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	04/30/28	7.418	987,220
					8,638,276
Chemicals (4.2%)
3,750	AAP Buyer, Inc., 3 mo. USD Term SOFR + 3.250%[1,3]	(B+, B1)	09/09/31	7.854	3,768,750
2,981	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%[1]	(B, B2)	08/27/26	9.095	2,774,642
4,000	CeramTec AcquiCo GmbH, 3 mo. EURIBOR + 3.500%[1,6]	(B, B1)	03/16/29	7.005	4,352,719
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%[1]	(CC, Ca)	12/29/28	12.615	2,107,592
3,477	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%[1]	(CCC, Caa2)	12/29/27	8.615	3,049,984
1,850	Eastman Chemical Co., 3 mo. USD Term SOFR + 5.250%[1]	(B, B2)	11/01/28	10.115	1,570,438
4,292	Element Solutions, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	12/18/30	6.203	4,300,488
4,322	Hexion Holdings Corp., 3 mo. USD Term SOFR + 4.500%[1]	(B-, B2)	03/15/29	9.771	4,327,207
4,169	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[1]	(BB, B1)	04/02/29	9.035	4,156,042
1,494	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[1,3]	(NR, B1)	10/01/31	8.935	1,490,730
6,814	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[1]	(BB, Ba3)	02/18/30	7.935	6,829,163
2,582	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.750%[1]	(NR, Ba3)	02/07/31	8.435	2,591,446
2,135	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	09/30/28	8.285	2,141,684
1,110	Nouryon Finance BV, 6 mo. USD Term SOFR + 3.500%[1]	(B+, B2)	04/03/28	7.784	1,116,155
2,648	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.500%[1]	(B+, B2)	04/03/28	8.628	2,665,946
4,302	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(B-, B3)	04/23/29	9.058	4,252,648
10,243	Polar U.S. Borrower LLC, 1 mo. USD Term SOFR + 5.500%[1,5]	(NR, NR)	10/16/28	9.605	7,708,184
3,979	Polar U.S. Borrower LLC, 1 mo. USD Term SOFR + 5.500%[1,5]	(NR, NR)	10/16/28	9.593	2,994,224
1,007	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.250%[1]	(B, B3)	12/22/28	8.935	1,008,907
5,315	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.500%[1]	(B, B3)	12/22/28	9.185	5,335,845
2,001	SK Neptune Husky Finance SARL[3,5,7,8]	(NR, WR)	04/30/25	0.000	1,550,995
9,227	SK Neptune Husky Group SARL[5,7,8]	(NR, WR)	01/03/29	0.000	155,703
10,136	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	10/26/26	9.871	10,114,573
2,182	Zep, Inc., 3 mo. USD Term SOFR + 4.000%[1,3,5,9]	(NR, NR)	10/02/28	8.245	2,091,592
					82,455,657
Discount Stores (0.1%)
2,750	Peer Holding III BV, 3 mo. USD Term SOFR + 3.000%[1]	(BB, Ba2)	07/01/31	7.604	2,757,741
Diversified Capital Goods (1.2%)
1,690	DexKo Global, Inc.[2]	(B-, B2)	10/04/28	0.000	1,622,577
11,196	Dynacast International LLC, 3 mo. USD Term SOFR + 4.750%[1]	(CCC, B2)	07/22/25	9.907	11,042,377
1,959	Dynacast International LLC, 3 mo. USD Term SOFR + 9.250%[1]	(CC, Caa2)	10/22/25	14.407	1,836,846
9,370	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%[1]	(B+, B1)	03/18/30	7.685	9,329,086
					23,830,886

2

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Electronics (2.8%)
$5,652	Entegris, Inc., 3 mo. USD Term SOFR + 1.750%[1]	(BB, Baa3)	07/06/29	6.354	$5,670,484
9,808	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(B, B3)	10/08/28	9.115	9,761,883
11,876	Idemia Group, 3 mo. USD Term SOFR + 4.250%[1,3]	(B, B2)	09/30/28	8.854	11,994,433
7,000	Idemia Identity & Security France SAS, 3 mo. EURIBOR + 4.000%[1,6]	(B, B2)	09/30/28	7.345	7,629,190
7,759	II-VI, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba1)	07/02/29	7.185	7,777,094
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%[1,5]	(CCC, Caa2)	03/02/29	11.847	1,332,887
4,150	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(BB-, B1)	09/22/31	7.564	4,156,661
1,000	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%[1,5]	(B, B1)	06/23/28	7.082	969,170
4,386	MKS Instruments, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba1)	08/17/29	6.995	4,396,517
1,800	SolarWinds Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	02/05/30	7.435	1,805,067
					55,493,386
Energy—Exploration & Production (0.2%)
581	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B+, Ba3)	05/17/29	7.601	583,057
1,602	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	12/06/30	7.090	1,604,108
2,219	EMG Utica LLC[2,3]	(B+, B3)	10/24/29	0.000	2,213,495
16,352	PES Holdings LLC, 3.000% PIK[3,4,5,7]	(NR, WR)	12/31/24	3.000	122,638
					4,523,298
Environmental (0.6%)
3,372	Clean Harbors, Inc., 3 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	10/09/28	6.435	3,390,737
650	Covanta Holding Corp. (2021 Term Loan B)[2]	(BB, Ba2)	11/30/28	0.000	651,511
50	Covanta Holding Corp. (2021 Term Loan C)[2]	(BB, Ba2)	11/30/28	0.000	50,054
899	Covanta Holding Corp. (2024 1st Lien Term Loan B)[2]	(BB, Ba2)	11/30/28	0.000	900,632
49	Covanta Holding Corp. (2024 1st Lien Term Loan C)[2]	(BB, Ba2)	11/30/28	0.000	49,338
1,960	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	07/03/31	6.610	1,959,741
2,664	LRS Holdings LLC, 3 mo. USD Term SOFR + 4.250%[1]	(B-, Caa1)	08/31/28	8.867	2,537,600
1,755	Vestis Corp., 3 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	02/22/31	7.371	1,751,882
					11,291,495
Food & Drug Retailers (0.6%)
5,374	Sharp Services LLC, 3 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	12/31/28	7.876	5,374,402
8,856	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(CCC, Caa2)	12/21/27	8.615	5,980,057
2,923	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%[1,5]	(CC, Ca)	12/21/28	11.985	1,422,688
					12,777,147
Food—Wholesale (1.6%)
7,471	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B3)	07/31/28	8.357	7,492,280
5,416	Froneri International Ltd.[2]	(BB-, Ba3)	09/17/31	0.000	5,397,614
2,000	Froneri International Ltd., 6 mo. EURIBOR + 2.125%[1,6]	(BB-, Ba3)	01/29/27	5.715	2,172,657
3,462	Golden State Food LLC[2]	(B, B2)	10/07/31	0.000	3,468,545
2,320	U.S. Foods, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	10/03/31	6.435	2,330,651
5,872	UTZ Quality Foods LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	01/20/28	7.354	5,888,252
4,223	Zara U.K. Midco Ltd., 6 mo. EURIBOR + 5.750%[1,6]	(B-, Caa1)	08/01/28	9.313	3,844,616
					30,594,615
Gaming (1.1%)
5,769	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B+, B2)	11/24/28	8.572	5,809,019
1,995	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba3)	02/06/31	7.435	1,999,197
2,921	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba3)	02/06/30	7.435	2,928,150
4,455	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B, B2)	01/27/29	8.084	4,461,580
3,577	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba1)	04/14/29	7.034	3,581,034
3,005	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba3)	05/03/29	7.535	3,012,815
					21,791,795

3

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%		Value
Bank loans—(continued)
Gas Distribution (0.9%)
$2,465	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	04/17/28	7.090		$2,472,826
7,207	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	10/31/28	7.854		7,219,885
1,358	EPIC Crude Services LP, 3 mo. USD Term SOFR + 3.000%[1]	(BB-, Ba3)	10/10/31	7.656		1,358,876
7,433	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B+, B2)	02/16/28	8.085		7,469,903
						18,521,490
Health Facilities (1.5%)
5,101	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%[1]	(B-, B2)	08/02/28	9.347		4,996,917
2,887	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%[1]	(B-, Caa1)	09/30/27	12.204		2,649,116
4,759	Insulet Corp., 1 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba2)	08/04/31	7.185		4,784,825
3,952	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%[1]	(B-, B2)	05/18/28	11.499		3,971,622
16,344	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK[1,4,5]	(NR, Caa2)	08/18/28	11.499		7,763,251
4,832	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B, Ba3)	12/19/30	7.495		4,848,590
						29,014,321
Health Services (4.1%)
9,988	ADMI Corp., 1 mo. USD Term SOFR + 3.375%[1]	(B-, B3)	12/23/27	8.175		9,808,613
1,527	ADMI Corp., 1 mo. USD Term SOFR + 5.750%[1]	(B-, B3)	12/23/27	10.435		1,540,646
14,004	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	02/15/29	7.935		13,981,936
2,170	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.250%[1,3]	(BB, Ba1)	07/28/31	6.935		2,178,156
1,364	EyeCare Partners LLC, 3 mo. USD Term SOFR + 1.000%, 3 mo. USD Term SOFR + 4.610%[1]	(CCC+, Caa3)	11/30/28	5.717 9.257	-	1,010,434
1,380	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 4.750%[1]	(B, B3)	12/12/28	9.393		1,387,586
8,600	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B2)	08/11/28	8.604 9.113	-	8,642,270
4,741	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%[1,5]	(D, C)	12/17/29	11.550		2,085,884
1,474	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1,5]	(CCC, Caa3)	12/18/28	8.800		1,013,041
4,362	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B, B1)	03/15/31	7.536		4,367,369
3,593	Packaging Coordinators Midco, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	11/30/27	7.835		3,601,544
9,031	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.000%[1,3]	(B, B2)	12/29/27	7.604		9,042,211
3,368	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK[1,4]	(B-, B3)	01/31/29	10.383		3,325,962
904	Southern Veterinary Partners LLC[2,3]	(B, B2)	10/31/31	0.000		902,038
4,115	Southern Veterinary Partners LLC, 6 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	10/05/27	7.995		4,118,949
12,229	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	12/15/27	9.354		12,293,808
1,928	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%[1,5]	(B-, B2)	01/15/28	9.185		1,866,684
						81,167,131
Hotels (1.0%)
3,142	Aimbridge Acquisition Co., Inc. (2019 Term Loan B)[2]	(CCC, B3)	02/02/26	0.000		2,720,442
1,858	Aimbridge Acquisition Co., Inc. (2020 Incremental Term Loan B)[2]	(CCC, B3)	02/02/26	0.000		1,660,599
7,184	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.250%[1]	(B+, B1)	08/17/28	7.935		7,206,274
1,026	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%[1]	(B+, B1)	05/31/30	8.185		1,029,551
1,572	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	05/18/30	6.935		1,576,107
4,988	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	05/24/30	6.435		4,991,789
						19,184,762
Insurance Brokerage (4.4%)
8,803	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	09/19/31	7.759		8,773,496
11,519	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(B+, Ba3)	02/19/28	7.050		11,526,196
5,949	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	02/15/31	8.354 8.535	-	5,977,186
12,651	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	02/14/31	8.185		12,683,927
7,058	Howden Group Holdings Ltd., 1 mo. EURIBOR + 4.000%[1,6]	(B, B2)	02/15/31	7.188		7,711,853

4

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Insurance Brokerage—(concluded)
$3,375	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	04/18/30	8.185	$3,389,975
5,569	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	02/15/31	8.185	5,590,136
21,550	HUB International Ltd., 3 mo. USD Term SOFR + 2.750%[1]	(B, B1)	06/20/30	7.367	21,615,588
2,633	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.250%[1]	(BB-, B1)	09/15/31	6.935	2,634,850
7,818	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 3.250%[1]	(B, B2)	05/06/31	7.854	7,837,999
					87,741,206
Investments & Misc. Financial Services (6.6%)
7,602	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%[1,3,5]	(CCC-, Caa2)	04/30/25	13.454	3,496,928
11,164	Ankura Consulting Group LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B-, B3)	03/17/28	8.935	11,248,603
11,872	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	08/02/28	8.300	11,908,807
12,347	Boost Newco Borrower LLC, 3 mo. USD Term SOFR + 2.500%[1]	(BB, Ba3)	01/31/31	7.104	12,396,689
13,337	Citadel Securities LP, 1 mo. USD Term SOFR + 2.000%[1]	(NR, NR)	07/29/30	6.718	13,351,816
3,371	CPI Holdco B LLC[2]	(BB-, Ba3)	05/17/31	0.000	3,354,963
3,110	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	05/19/31	6.685	3,081,299
4,160	CTC Holdings LP, 3 mo. USD Term SOFR + 5.000%[1,3,5]	(B+, B1)	02/20/29	10.271	4,108,395
2,888	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	04/09/27	8.354	2,852,160
413	Focus Financial Partners LLC[10]	(B+, B2)	09/15/31	0.000	414,027
3,847	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	09/15/31	7.935	3,854,908
4,322	Franklin Square Holdings LP, 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba1)	04/25/31	6.935	4,329,840
6,236	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(CCC-, Caa1)	04/29/29	9.335	5,325,552
2,802	HighTower Holdings LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	04/21/28	8.748	2,809,726
2,026	Hudson River Trading LLC[2]	(NR, NR)	03/29/30	0.000	2,006,180
5,079	Hudson River Trading LLC, 3 mo. USD Term SOFR + 3.000%[1]	(BB-, Ba3)	03/20/28	8.319	5,085,164
4,605	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.000%[1]	(NR, Ba1)	01/26/28	6.685	4,604,914
1,423	Jump Financial LLC, 3 mo. USD Term SOFR + 4.500%[1,3]	(BB-, Ba2)	08/07/28	9.365	1,419,565
6,059	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B-, WR)	08/18/28	7.604	6,070,114
5,508	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%[1]	(B, B2)	04/30/27	11.365	5,088,170
14,872	Sedgwick Claims Management Services, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	07/31/31	7.585	14,894,029
7,557	VFH Parent LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	06/21/31	7.435	7,583,819
					129,285,668
Life Insurance (0.4%)
2,311	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%[1]	(CCC+, Caa2)	07/02/31	9.935	2,291,180
6,136	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	07/02/31	7.935	6,138,094
					8,429,274
Machinery (2.3%)
6,587	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B1)	02/07/29	8.201	6,518,523
5,078	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK[3,4,11]	(NR, NR)	03/06/25	14.000	6,985,412
4,816	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK[4,5]	(NR, NR)	03/06/25	14.000	5,273,006
655	Clark Equipment Co., 3 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba2)	04/20/29	6.604	654,734
7,622	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%[1]	(B, B2)	09/28/28	9.344	7,483,255
1,500	Cube Industrials Buyer, Inc.[2]	(B, B3)	10/09/31	0.000	1,503,750
982	Generac Power Systems, Inc., 3 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	07/03/31	6.343	983,838
1,257	John Bean Technologies Corp.[2]	(BB, Ba2)	10/09/31	0.000	1,260,317
5,037	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%[1]	(B, B3)	08/30/30	10.685	4,970,498
543	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	07/19/29	9.435	540,732
2,112	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	09/26/31	7.968	2,122,929
6,674	Pro Mach Group, Inc., 3 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	08/31/28	8.327	6,708,528
					45,005,522

5

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%		Value
Bank loans—(continued)
Media—Diversified (1.0%)
$11,354	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B, B2)	12/29/28	8.435		$11,112,857
3,928	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%[1]	(BB+, NR)	09/10/31	6.604		3,932,195
1,964	Delta 2 LUX SARL[2]	(BB+, NR)	09/10/31	0.000		1,966,097
3,069	Technicolor Creative Studios[3,6,7,8,9]	(NR, NR)	08/06/33	0.000		0
2,041	United Talent Agency LLC, 1 mo. USD Term SOFR + 3.750%[1,3]	(B+, B2)	07/07/28	8.568		2,056,789
						19,067,938
Media Content (0.3%)
1,923	Aragorn Parent Corp., 1 mo. USD Term SOFR + 4.000%[1]	(B, B2)	12/15/28	8.745		1,932,173
4,230	WMG Acquisition Corp., 3 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	01/24/31	6.335		4,238,170
						6,170,343
Medical Products (1.0%)
3,950	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[1]	(B-, B1)	10/13/29	9.604		3,755,585
13,833	Medline Borrower LP, 1 mo. USD Term SOFR + 2.750%[1]	(B+, Ba3)	10/23/28	7.435		13,861,097
2,387	Sotera Health Holdings LLC, 3 mo. USD Term SOFR + 3.250%[1]	(BB-, B1)	05/30/31	7.835		2,393,784
						20,010,466
Oil Field Equipment & Services (0.9%)
13,332	CQP Holdco LP, 3 mo. USD Term SOFR + 2.250%[1]	(BB, Ba2)	12/31/30	6.854		13,341,789
669	MRC Global U.S., Inc.[2,3]	(B, B2)	10/24/31	0.000		668,568
4,416	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 3.500%[1]	(BB, B1)	09/12/31	8.363		4,411,573
						18,421,930
Packaging (3.0%)
2,254	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 9.000%[1,5]	(CCC-, Caa3)	06/07/26	14.374		853,265
6,703	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 5.000%[1]	(CCC+, Caa1)	12/07/25	9.865 10.374	-	4,821,616
4,489	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.750%, 3 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	06/09/31	8.354 8.594	-	4,503,181
3,947	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.250%, 0.750% PIK[1,4]	(B-, B3)	12/31/26	9.888		3,790,368
664	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK[1,4,6]	(B-, B3)	12/31/26	8.138		696,590
475	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK[1,4,6]	(CCC-, Caa3)	12/30/27	10.138		103,125
356	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK[1,4,6]	(CCC-, Caa2)	12/30/27	10.138		347,312
2,164	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK[1,4]	(CCC-, Caa2)	12/30/27	11.888		1,934,308
2,886	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.362%, 6.900% PIK[1,4,5]	(CCC-, Caa3)	12/30/27	11.888		584,444
10,938	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	04/15/27	8.346		10,985,827
15,484	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	09/15/28	8.656 9.118	-	15,556,511
7,330	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	04/14/31	8.286		7,321,215
7,668	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	03/03/28	8.050		7,611,662
						59,109,424
Personal & Household Products (2.2%)
16,486	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B1)	12/21/28	7.447		16,538,529
2,785	Amer Sports Co., 3 mo. USD Term SOFR + 2.750%[1]	(BB, B1)	02/17/31	7.354 7.846	-	2,798,598
7,865	Keter Group BV, 3 mo. EURIBOR + 4.750%[1,6]	(B+, B3)	12/31/29	7.806		8,086,207
8,002	Keter Group BV, 3 mo. EURIBOR + 0.000%, 5.000% PIK[1,4,6]	(CCC+, NR)	12/28/29	5.077		7,836,444

6

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Personal & Household Products—(concluded)
$4,685	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[1]	(NR, NR)	06/29/28	12.218	$3,940,709
511	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[1,3]	(NR, NR)	06/29/28	12.232	511,240
4,173	Tempur Sealy International, Inc.[2]	(BBB-, Ba1)	10/03/31	0.000	4,176,521
					43,888,248
Pharmaceuticals (0.5%)
9,121	Certara LP, 1 mo. USD Term SOFR + 3.000%[1,3]	(BB-, B1)	06/26/31	7.685	9,132,379
					9,132,379
Property & Casualty Insurance (0.1%)
1,439	Summit Acquisition, Inc., 3 mo. USD Term SOFR + 3.750%[1,3]	(B-, B3)	10/10/31	8.397	1,443,130
Rail (0.5%)
10,184	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	04/10/31	6.604	10,168,771
Real Estate Development & Management (0.4%)
8,727	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B3)	05/31/28	8.935	8,764,743
Real estate investment trusts (0.5%)
4,149	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(BB, Ba2)	07/26/26	8.035	4,154,029
4,852	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(BB, Ba2)	11/18/27	7.435	4,874,409
					9,028,438
Recreation & Travel (1.2%)
7,691	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%[1]	(B+, B2)	11/12/29	8.104	7,364,514
2,889	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	06/25/31	7.685	2,885,443
6,265	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB+, Ba2)	08/25/28	7.185	6,274,963
6,493	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	05/01/31	6.845	6,497,457
					23,022,377
Restaurants (2.0%)
5,882	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba2)	09/20/30	6.435	5,840,845
8,301	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%[1]	(B, B2)	12/01/28	9.050	8,343,471
16,095	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	12/15/27	7.535	16,111,064
1,715	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	07/21/28	9.050	1,719,403
1,204	Tacala LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	01/31/31	8.185	1,208,420
5,264	Whatabrands LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	08/03/28	7.435	5,269,749
					38,492,952
Software—Services (15.9%)
9,533	Applied Systems, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	02/24/31	7.604	9,565,827
6,861	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%[1]	(B, B2)	08/02/29	10.185	6,891,668
2,664	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(B-, B2)	03/03/28	9.097	2,669,718
9,638	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%[1]	(CCC+, B3)	10/09/26	9.050	9,300,901
1,580	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%[1,5]	(CCC+, Caa1)	02/25/28	11.354	1,240,140
11,250	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%[1]	(CC, C)	10/25/28	9.854	984,341
5,761	BCPE Pequod Buyer, Inc.[2]	(B, B3)	09/19/31	0.000	5,765,432
1,161	CE Intermediate I LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	11/10/28	8.763	1,163,904
8,803	Celestica, Inc., 1 mo. USD Term SOFR + 1.750%[1,3]	(BB, Ba1)	06/20/31	6.468	8,808,064
11,939	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B2)	03/30/29	8.604	11,949,908
4,905	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B3)	12/29/27	8.797	4,576,829
2,494	CommerceHub, Inc., 3 mo. USD Term SOFR + 6.250%[1]	(NR, B3)	12/29/27	10.897	2,411,052
8,000	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%[1]	(NR, B2)	09/29/28	8.365	8,009,043
8,632	Corel Corp., 3 mo. USD Term SOFR + 5.000%[1,3,5]	(B-, B2)	07/02/26	10.157	8,157,667
5,676	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	10/16/28	8.550	5,352,099

7

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Software—Services—(concluded)
$6,329	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	04/28/28	6.435	$6,326,487
14,633	Dayforce, Inc., 3 mo. USD Term SOFR + 2.500%[1,3]	(BB-, Ba3)	02/26/31	7.085	14,679,054
841	DCert Buyer, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B-, B2)	10/16/26	8.685	816,341
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%[1]	(CCC, Caa2)	02/19/29	11.685	1,764,895
4,446	EAB Global, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	08/16/28	7.935	4,435,105
8,355	EagleView Technology Corp., 3 mo. USD Term SOFR + 3.500%[1]	(CCC+, Caa1)	08/14/25	8.366	7,958,251
5,381	EverCommerce, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B+, B1)	07/06/28	7.800	5,397,710
2,765	Evertec Group LLC, 1 mo. USD Term SOFR + 3.250%[1,3]	(BB-, Ba3)	10/30/30	7.935	2,771,994
6,261	First Advantage Holdings LLC[2,3]	(B+, B1)	09/19/31	0.000	6,276,247
1,876	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.750%[1,3]	(B+, B2)	02/21/31	7.578	1,883,491
4,615	Flexera Software LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	03/03/28	8.259	4,631,328
4,771	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	11/09/29	6.685	4,774,872
1,746	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba1)	05/30/31	6.435	1,742,081
4,825	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%[1,3]	(B, B3)	03/31/28	8.742	4,846,109
5,347	Instructure Holdings, Inc., 3 mo. USD Term SOFR + 2.750%[1,3]	(NR, B1)	10/30/28	8.074	5,350,868
3,681	Johnstone Supply LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	06/09/31	7.851	3,681,344
5,912	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 4.000%[1,3]	(B+, B2)	11/11/30	8.840	5,937,802
6,053	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	05/02/29	9.085	5,422,844
1,869	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.500%[1,3]	(B, B2)	09/16/30	9.104	1,885,793
8,048	Open Text Corp., 1 mo. USD Term SOFR + 2.250%[1]	(BBB-, Ba1)	01/31/30	6.935	8,084,334
5,722	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	07/01/26	8.535	5,714,958
1,750	Polaris Newco LLC[2,11]	(B-, B2)	06/02/28	0.000	2,165,516
12,096	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B2)	06/02/28	8.847	12,027,833
16,325	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(B, B2)	10/28/30	8.335	16,403,425
8,631	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	07/16/31	8.147	8,651,938
5,004	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	03/10/28	8.050	5,019,808
473	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B1)	06/28/30	7.354	474,079
16,060	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%[1,5,9]	(CCC+, B3)	02/01/29	8.985	11,563,248
3,905	RealPage, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	04/24/28	7.800	3,854,003
5,311	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%[1]	(CCC+, B3)	04/27/28	9.597	3,991,692
1,564	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.250%[1]	(CCC+, B3)	03/02/29	8.954	1,384,468
3,490	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%[1]	(B-, B2)	07/14/28	10.082	2,855,809
1,996	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	08/11/28	9.300	1,998,046
11,107	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	05/09/31	6.685	11,117,567
3,713	Storable, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	04/17/28	8.185	3,721,256
3,852	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	12/22/27	9.185	3,545,845
8,779	UKG, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	02/10/31	7.617	8,798,821
10,712	VS Buyer LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	04/11/31	8.036	10,739,012
1,428	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	10/22/29	7.435	1,435,703
2,625	WEX, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba2)	03/31/28	6.685	2,630,665
2,755	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.750%[1,3]	(BB, Ba3)	03/01/30	7.609	2,761,481
7,975	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%[1]	(NR, Ba1)	02/28/30	6.435	7,926,626
					314,295,342
Steel Producers/Products (0.2%)
3,503	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	10/12/28	8.898	3,511,663
Support—Services (4.9%)
4,277	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B, B3)	05/12/28	8.535	4,273,509
1,129	Armorica Lux SARL, 3 mo. EURIBOR + 5.000%[1,6]	(B-, Caa1)	07/28/28	8.056	1,141,934
3,984	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B1)	11/01/30	8.435	4,008,439
7,500	Belron Finance 2019 LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba3)	10/16/31	7.536	7,537,500
1,080	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	08/27/28	7.311	1,082,172
68	Chrysaor Bidco SARL[2]	(B, B3)	05/14/31	0.000	68,054
916	Chrysaor Bidco SARL[2]	(B, B3)	07/17/31	0.000	920,217

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%		Value
Bank loans—(concluded)
Support—Services—(concluded)
$1,762	Construction Partners, Inc.[2,3]	(B+, B1)	10/29/31	0.000		$1,766,401
8,543	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	06/02/28	8.300		8,515,335
10,000	Fugue Finance BV, 3 mo. EURIBOR + 4.250%[1,6]	(B, B2)	01/31/28	7.755		10,925,712
982	Fugue Finance BV, 3 mo. USD Term SOFR + 4.000%[1]	(B, B2)	01/31/28	9.057		989,171
6,147	GYP Holdings III Corp., 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba1)	05/12/30	6.935		6,167,513
2,090	KUEHG Corp.[2]	(NR, NR)	06/12/30	0.000		2,097,566
4,430	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%[1,5]	(C, Ca)	05/07/29	12.104		1,033,583
9,252	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%[1,5]	(CCC-, Caa2)	05/07/28	9.365		4,001,333
6,450	Nuvei Technologies Corp.[2]	(B+, B1)	07/18/31	0.000		6,437,491
7,045	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%[1]	(BB-, Ba3)	12/19/30	7.785		7,038,546
1,357	Savage Enterprises LLC, 1 mo. USD Term SOFR + 3.000%[1]	(BB-, B1)	09/15/28	7.685		1,362,626
4,407	SRAM LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B1)	05/18/28	7.550		4,416,867
3,003	Synechron, Inc., 3 mo. USD Term SOFR + 3.750%[1,3]	(B+, B1)	10/03/31	8.360		2,991,773
8,298	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	08/31/28	6.935		8,309,973
1,429	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%[1]	(B, B2)	03/13/31	9.435		1,431,732
1,631	Trans Union LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba2)	12/01/28	6.685		1,632,916
2,075	TruGreen LP, 3 mo. USD Term SOFR + 8.500%[1,3]	(CCC, Caa3)	11/02/28	13.347		1,867,500
7,565	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	10/30/28	8.865		7,470,754
						97,488,617
Tech Hardware & Equipment (1.3%)
9,000	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[1]	(B, Caa2)	05/25/28	9.569		6,541,036
1,831	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[1]	(B+, B1)	05/25/28	9.569		1,330,377
4,020	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[1,3]	(B+, B1)	02/28/28	7.935		4,042,330
13,045	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba2)	03/02/27	6.846		13,058,644
						24,972,387
Telecom—Wireless (1.0%)
4,992	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	11/12/27	7.865		4,987,675
13,364	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	01/25/31	6.440		13,360,277
1,401	Xplornet Communications, Inc., 3 mo. USD Term SOFR + 5.000%[1,3]	(NR, NR)	10/24/31	9.635		1,156,097
						19,504,049
Telecom—Wireline Integrated & Services (1.7%)
1,290	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%[1]	(B-, Caa1)	10/31/27	9.656		1,174,038
12,361	Altice France SA, 3 mo. USD Term SOFR + 5.500%[1]	(CCC+, Caa1)	08/15/28	10.147		9,933,066
2,964	Ciena Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Baa3)	10/24/30	6.759		2,973,312
7,626	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%[1]	(NR, B1)	08/01/29	10.854		7,135,118
6,738	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B+, Ba3)	01/31/29	8.150		6,578,819
4,074	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	01/31/28	7.418		3,963,114
936	Voyage Australia Pty. Ltd., 3 mo. USD Term SOFR + 3.500%[1]	(BB-, B1)	07/20/28	8.379		937,947
						32,695,414
Theaters & Entertainment (2.0%)
2,042	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%[1]	(BB-, Ba3)	08/27/28	7.685		2,051,434
17,500	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(BB, Ba3)	04/29/26	7.638		17,536,018
19,294	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B3)	05/18/25	7.435 7.550	-	19,325,874
						38,913,326
Transport Infrastructure/Services (0.2%)
3,435	XPO Logistics, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	02/03/31	6.804		3,449,307
	Total bank loans (Cost $1,734,072,995)					1,669,239,668

9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds (6.7%)
Auto Parts & Equipment (0.2%)
$3,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 11/30/24 @ 101.88)[6,12]	(BB, B2)	04/15/29	3.750	$3,145,024
Brokerage (0.4%)
6,900	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)[12]	(BB-, Ba3)	03/01/31	7.875	7,266,190
Cable & Satellite TV (0.2%)
590	Altice France SA, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.56)[12]	(CCC+, Caa1)	07/15/29	5.125	441,962
3,775	Altice France SA, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.75)[12]	(CCC+, Caa1)	10/15/29	5.500	2,830,811
					3,272,773
Chemicals (0.5%)
4,000	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.38)[12]	(B-, B2)	05/15/28	4.750	3,513,910
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)[12,13]	(CCC+, Caa2)	02/15/30	9.000	7,508,200
					11,022,110
Diversified Capital Goods (0.1%)
2,916	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)[12]	(BB+, Ba2)	06/01/31	4.250	2,630,841
Electronics (0.0%)
793	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 102.00)[12,13]	(B+, Ba3)	06/15/29	4.000	728,138
Health Services (0.1%)
1,813	Radiology Partners, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 100.00)[12]	(B-, B3)	01/31/29	7.775	1,787,604
Insurance Brokerage (0.4%)
6,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)[12]	(B-, B2)	03/15/30	8.500	6,414,137
897	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)[12]	(B, B2)	06/01/31	7.125	917,441
1,500	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)[12]	(BB-, B1)	08/01/32	5.875	1,496,359
					8,827,937
Investments & Misc. Financial Services (0.9%)
13,911	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 104.25)[12]	(CCC+, Caa1)	11/15/29	8.500	13,635,873
1,800	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)[12]	(B+, B2)	09/15/31	6.750	1,795,065
2,000	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)[12]	(B+, B1)	06/15/31	7.500	2,055,216
					17,486,154
Machinery (0.2%)
4,508	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.19)[12]	(B+, Ba3)	04/15/29	4.375	4,257,202
Media—Diversified (0.1%)
395	Tech 7 SAS Super Senior[3,6,9]	(NR, NR)	03/31/26	15.000	429,113
659	Tech 7 SAS Super Senior[3,6,9]	(NR, NR)	03/31/26	18.682	715,188
198	Tech 7 SAS Technicolor Creative Studios Super Senior[3,6,9]	(NR, NR)	04/01/26	15.000	214,557
329	Technicolor Creative Studios[3,6,9]	(NR, NR)	03/31/26	15.000	357,595
198	Technicolor Creative Studios[3,6,9]	(NR, NR)	04/01/26	15.000	214,557
					1,931,010
Metals & Mining—Excluding Steel (0.0%)
975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)[12]	(B, B1)	02/15/30	6.500	957,201
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Packaging (0.3%)
$6,675	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.06)[12]	(BB-, Ba3)	04/15/29	4.125	$6,233,491
Real Estate Investment Trusts (0.1%)
1,875	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)[12]	(BB-, Ba3)	04/15/30	6.000	1,839,557
Recreation & Travel (0.3%)
552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 102.63)[12,13]	(B+, B2)	08/15/29	5.250	531,150
4,757	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 100.00)[12]	(BB+, B1)	11/01/27	4.875	4,652,596
					5,183,746
Software—Services (0.9%)
4,962	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 103.00)[12,13]	(CCC, Caa2)	02/15/29	6.000	3,337,678
3,475	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)[12]	(BB, Ba3)	12/01/29	3.875	3,173,252
817	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)[12]	(B-, B2)	02/01/31	6.875	837,875
9,106	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 103.56)[12]	(B-, Caa1)	12/15/28	7.125	8,840,045
1,603	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 101.94)[12]	(B+, B1)	02/01/29	3.875	1,462,188
					17,651,038
Specialty Retail (0.1%)
3,745	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 11/11/24 @ 100.00)[12]	(NR, Caa3)	05/01/25	7.500	2,142,683
102	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 11/11/24 @ 100.00)[3,9,12]	(NR, Caa3)	05/01/25	7.500	58,040
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC[3,8,9]	(NR, NR)	05/01/25	0.000	74,455
					2,275,178
Steel Producers/Products (0.1%)
2,027	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 11/11/24 @ 103.13)[12]	(B, Caa1)	04/15/29	6.250	1,962,952
Support—Services (1.2%)
5,251	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 100.00)[12]	(CCC+, Caa2)	07/15/27	9.750	5,267,698
4,455	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 103.00)[12,13]	(CCC+, Caa2)	06/01/29	6.000	4,080,791
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 11/30/24 @ 101.81)[6,12]	(B, B3)	06/01/28	3.625	1,506,055
8,500	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.25)[12]	(B-, B2)	05/01/28	4.500	7,989,889
2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.31)[12]	(B, Ba2)	05/01/29	4.625	2,810,655
2,250	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)[12]	(BB-, B1)	12/15/28	3.875	2,080,142
					23,735,230
Tech Hardware & Equipment (0.2%)
3,349	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 100.00)[12]	(CCC-, Ca)	06/15/25	6.000	3,286,206

11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(concluded)
Telecom—Wireline Integrated & Services (0.4%)
$4,486	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 100.00)[12]	(B+, B2)	10/15/27	6.750	$4,219,104
1,464	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)[12]	(CCC+, Caa1)	04/01/30	4.500	1,178,434
2,600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)[12]	(CCC+, Caa1)	10/15/30	3.875	1,988,973
					7,386,511
	Total corporate bonds (Cost $134,581,196)				132,866,093
Asset backed securities (4.0%)
Collateralized Debt Obligations (4.0%)
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 3.982%[1,12]	(NR, NR)	01/19/35	8.599	3,540,632
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, 3 mo. USD Term SOFR + 3.562%[1,12]	(NR, Baa3)	07/15/34	8.218	2,513,147
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%[1,12]	(BB-, NR)	04/20/34	11.629	1,759,499
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%[1,12]	(B+, NR)	04/20/31	10.279	2,000,598
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD Term SOFR + 4.562%[1,12]	(BBB-, NR)	08/20/32	9.690	5,463,343
3,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 1.962%[1,12]	(A+, NR)	01/15/30	6.618	3,002,711
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%[1,12]	(BB-, NR)	07/27/31	10.279	714,675
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, 3 mo. USD Term SOFR + 3.412%[1,12]	(BBB-, NR)	07/15/31	8.068	2,015,631
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,12]	(B+, NR)	01/18/31	10.744	2,631,875
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%[1,12]	(NR, Baa3)	04/20/31	7.629	4,018,103
2,280	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 1.182%[1,12]	(NR, Aaa)	10/15/30	5.838	2,282,066
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%[1,12]	(BBB-, NR)	07/17/34	8.109	1,759,618
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, 3 mo. USD Term SOFR + 3.262%[1,12]	(BBB-, NR)	07/15/31	7.918	5,034,422
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%[1,12]	(BBB-, NR)	04/15/34	9.116	3,505,564
2,800	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 2.712%[1,12]	(A, NR)	04/15/33	7.343	2,800,140
1,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 3.612%[1,12]	(BBB-, NR)	04/15/33	8.243	1,003,798
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.182%[1,12]	(BB-, NR)	04/15/33	11.813	1,940,257
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.910%[1,12]	(BBB-, NR)	04/17/34	8.557	3,424,438
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%[1,12]	(BBB-, NR)	01/27/31	7.887	3,973,748
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%[1,12]	(NR, B1)	07/15/31	11.068	2,511,797
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, 3 mo. USD Term SOFR + 7.962%[1,12]	(NR, Ba3)	10/15/34	12.618	3,440,225
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%[1,12]	(NR, Ba1)	01/22/35	10.643	5,301,477
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%[1,12]	(BBB-, NR)	07/15/30	7.768	2,247,094
1,650	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410%[1,12]	(BBB-, NR)	10/20/33	9.027	1,665,811
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, 3 mo. USD Term SOFR + 3.762%[1,12]	(NR, Baa1)	10/22/31	8.393	2,889,054
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%[1,12]	(NR, Ba1)	07/19/34	9.949	3,028,759
1,750	Vibrant CLO 1X Ltd., 2018-9A, Rule 144A, 3 mo. USD Term SOFR + 3.462%[1,12]	(NR, Baa3)	07/20/31	8.079	1,754,702
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%[1,12]	(BBB-, NR)	07/14/31	8.268	3,012,126
	Total asset backed securities (Cost $78,738,820)				79,235,310

12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Shares		Value
Common stocks (0.8%)
Auto Parts & Equipment (0.2%)
311,079	Jason, Inc.[8]	$2,799,711
Chemicals (0.3%)
529,264	Proppants Holdings LLC[3,5,9]	10,586
191,054	Utex Industries	6,663,008
		6,673,594
Energy—Exploration & Production (0.0%)
926,254	PES Energy, Class A3,5,8,9	9,263
Investments & Misc. Financial Services (0.0%)
68,579	Resolute Topco, Inc.[8]	240,026
Machinery (0.0%)
6,315,768	Alloy Topco Ltd.[3,8,9,11]	0
Packaging (0.0%)
2,646,421	Campfire Topco Ltd.[3,6,8,9]	0
Personal & Household Products (0.1%)
196,189	Dream Well, Inc.[8]	1,128,087
780,993,504	Keter Group BV3,6,8,9	0
196,189	Serta Simmons Bedding Equipment Co.[3,8,9]	0
		1,128,087
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.[8]	7,807
Private Placement (0.1%)
999,012,630	Technicolor Creative Studios SA8,14	1,626,867
Recreation & Travel (0.1%)
113,516	Cineworld Group PLC[8]	2,525,731
Software—Services (0.0%)
3,935	Skillsoft Corp.[8]	60,087
Specialty Retail (0.0%)
141	Eagle Investments Holding Co. LLC, Class B3,8,9	1
Telecom—Wireless (0.0%)
78,999	Stonepeak Falcon Holidngs LP3,8,9	394,995
7,290	Xplore, Inc.[3,8,9]	0
		394,995
	Total common stocks (Cost $38,296,542)	15,466,169
Warrants (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/08/2026[3,5,8,9]	0
Investments & Misc. Financial Services (0.0%)
53,142	Altisource Solutions SARL, expires 05/31/2027[3,8,9]	63,239
	Total warrants (Cost $68,804)	63,239

13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Shares		Value
Short-term investments (6.7%)
117,521,860	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.81%	$117,521,860
14,412,457	State Street Navigator Securities Lending Government Money Market Portfolio, 4.86%[15]	14,412,457
	Total short-term investments (Cost $131,934,317)	131,934,317
	Total investments at value (102.9%) (Cost $2,117,692,674)	2,028,804,796
	Liabilities In Excess of other Assets (-2.9%)	(57,332,531)
	Net assets (100.0%)	$1,971,472,265

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Variable rate obligation—The interest rate shown is the rate in effect as of October 31, 2024. The rate may be subject to a cap and floor.

2  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2024.

3  Security is valued using significant unobservable inputs.

4  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

5  Illiquid security.

6  This security is denominated in Euro.

7  Bond is currently in default.

8  Non-income producing security.

9  Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

10  All or a portion is an unfunded loan commitment (See Note 2-I).

11  This security is denominated in British Pound.

12  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $210,095,938 or 10.7% of net assets.

13  Security or portion thereof is out on loan (See Note 2-J).

14  Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

15  Represents security purchased with cash collateral received for securities on loan.

Investment abbreviations

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments

October 31, 2024

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
USD	71,238,131	EUR	63,254,137	09/25/25	Deutsche Bank AG	$(71,238,131)	$(69,750,098)	$1,488,033
USD	7,690,317	EUR	6,871,108	10/07/25	Morgan Stanley	(7,690,317)	(7,581,253)	109,064
USD	130,723	GBP	100,699	10/07/25	Deutsche Bank AG	(130,723)	(129,187)	1,536
USD	9,315,355	GBP	7,140,719	10/07/25	Morgan Stanley	(9,315,355)	(9,160,796)	154,559
Total unrealized appreciation								$1,753,192
Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
GBP	130,063	USD	169,728	10/07/25	Deutsche Bank AG	$169,728	$166,858	$(2,870)
Total unrealized depreciation								$(2,870)
Total net unrealized appreciation/(depreciation)								$1,750,322

Currency abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See accompanying notes to financial statements.
15

Credit Suisse Floating Rate High Income Fund

Statement of assets and liabilities
October 31, 2024

Assets:
Investments at value, including collateral for securities on loan of $14,412,457 (Cost $2,117,692,674) (Note 2)	$2,028,804,796[1]
Cash	477
Foreign currency at value (Cost $694,494)	687,117
Cash segregated at brokers for forwards contracts (Note 2)	10,386
Interest receivable	22,178,154
Receivable for investments sold	15,742,844
Receivable for Fund shares sold	8,522,975
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,753,192
Prepaid expenses and other assets	145,053
Total assets	2,077,844,994
Liabilities:
Investment advisory fee payable (Note 3)	3,214,528
Administrative services fee payable (Note 3)	178,119
Shareholder servicing/Distribution fee payable (Note 3)	68,445
Due to brokers	1,600,000
Payable for investments purchased	79,020,216
Payable upon return of securities loaned (Note 2)	14,412,457
Payable for Fund shares redeemed	3,855,483
Dividend payable	2,558,260
Unfunded loan commitments (Note 2)	413,141
Trustees' fee payable	28,135
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,870
Accrued expenses	1,021,075
Total liabilities	106,372,729
Net assets:
Capital stock, $.001 par value (Note 6)	312,381
Paid-in capital (Note 6)	2,308,301,880
Total distributable earnings (loss)	(337,141,996)
Net assets	$1,971,472,265
I Shares
Net assets	$1,789,046,557
Shares outstanding	283,631,917
Net asset value, offering price and redemption price per share	$6.31
A Shares
Net assets	$134,431,971
Shares outstanding	21,203,112
Net asset value and redemption price per share	$6.34
Maximum offering price per share (net asset value/(1-4.75%))	$6.66
C Shares
Net assets	$47,993,737
Shares outstanding	7,545,937
Net asset value and offering price per share	$6.36

1  Includes $14,103,069 of securities on loan.

See accompanying notes to financial statements.

16

Credit Suisse Floating Rate High Income Fund

Statement of operations
For the year ended October 31, 2024

Investment income:
Interest	$197,083,058
Dividends	296,981
Other Income	41,128
Securities lending (net of rebates)	64,093
Total investment income	197,485,260
Expenses:
Investment advisory fees (Note 3)	12,054,345
Administrative services fees (Note 3)	338,064
Shareholder servicing/Distribution fees (Note 3)
Class A	315,522
Class C	452,488
Transfer agent fees	2,008,870
Commitment fees (Note 4)	527,787
Legal fees	487,139
Custodian fees	486,318
Trustees' fees	109,603
Registration fees	92,065
Printing fees	70,432
Audit and tax fees	63,700
Insurance expense	61,537
Miscellaneous expense	36,940
Total expenses	17,104,810
Less: fees waived and expenses reimbursed (Note 3)	(2,272,322)
Net expenses	14,832,488
Net investment income	182,652,772
Net realized and unrealized gain (loss) from investments, foreign currency and forward foreign currency contracts:
Net realized loss from investments	(31,102,509)
Net realized gain from foreign currency transactions	581,988
Net realized loss from forward foreign currency contracts	(2,788,328)
Net change in unrealized appreciation (depreciation) from investments	34,116,214
Net change in unrealized appreciation (depreciation) from foreign currency translations	(21,148)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	1,010,800
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	1,797,017
Net increase in net assets resulting from operations	$184,449,789

See accompanying notes to financial statements.

17

Credit Suisse Floating Rate High Income Fund

Statements of changes in net assets

	For the year ended October 31, 2024	For the year ended October 31, 2023
From operations:
Net investment income	$182,652,772	$196,738,803
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(33,308,849)	(77,667,677)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	35,105,866	126,101,132
Net increase in net assets resulting from operations	184,449,789	245,172,258
From distributions:
From distributable earnings
Class I	(164,779,201)	(182,837,373)
Class A	(10,989,652)	(9,847,877)
Class C	(3,611,899)	(3,663,893)
Return of capital
Class I	(2,828,102)	(626,387)
Class A	(188,615)	(33,738)
Class C	(61,991)	(12,552)
Net decrease in net assets resulting from distributions	(182,459,460)	(197,021,820)
From capital share transactions (Note 6):
Proceeds from sale of shares	694,282,060	737,057,328
Reinvestment of distributions	147,879,797	161,320,735
Net asset value of shares redeemed	(850,682,398)	(1,514,656,539)
Net decrease in net assets from capital share transactions	(8,520,541)	(616,278,476)
Net decrease in net assets	(6,530,212)	(568,128,038)
Net assets:
Beginning of year	1,978,002,477	2,546,130,515
End of year	$1,971,472,265	$1,978,002,477

See accompanying notes to financial statements.

18

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class I share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$6.30	$6.17[1]	$6.62	$6.31	$6.56
Investment operations:
Net investment income[2]	0.58	0.55	0.29	0.24	0.30
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.01	0.14	(0.45)	0.31	(0.25)
Total from investment operations	0.59	0.69	(0.16)	0.55	0.05
Less dividends:
Dividends from net investment income	(0.57)	(0.56)	(0.29)	(0.24)	(0.30)
Return of capital	(0.01)	(0.00)[3]	—	—	—
Total dividends	(0.58)	(0.56)	(0.29)	(0.24)	(0.30)
Net asset value, end of year	$6.31	$6.30	$6.17[1]	$6.62	$6.31
Total return[4]	9.70%	11.54%	(2.42)%	8.86%	0.92%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$1,789,047	$1,816,028	$2,376,866	$2,770,167	$1,699,373
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	9.13%	8.79%	4.54%	3.62%	4.80%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.11%	0.09%	0.07%	0.09%
Portfolio turnover rate[5]	50%	35%	47%	54%	30%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

19

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class A share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$6.33	$6.21	$6.65	$6.34	$6.59
Investment operations:
Net investment income[1]	0.57	0.54	0.28	0.23	0.29
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.01	0.12	(0.44)	0.31	(0.25)
Total from investment operations	0.58	0.66	(0.16)	0.54	0.04
Less dividends:
Dividends from net investment income	(0.56)	(0.54)	(0.28)	(0.23)	(0.29)
Return of capital	(0.01)	(0.00)[2]	—	—	—
Total dividends	(0.57)	(0.54)	(0.28)	(0.23)	(0.29)
Net asset value, end of year	$6.34	$6.33	$6.21	$6.65	$6.34
Total return[3]	9.43%	11.07%	(2.48)%	8.57%	0.70%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$134,432	$116,439	$116,540	$144,713	$146,803
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	8.87%	8.59%	4.25%	3.41%	4.54%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.11%	0.09%	0.07%	0.09%
Portfolio turnover rate[4]	50%	35%	47%	54%	30%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

20

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class C share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$6.35	$6.22[1]	$6.68	$6.36	$6.61
Investment operations:
Net investment income[2]	0.52	0.50	0.23	0.18	0.24
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.01	0.13	(0.46)	0.32	(0.25)
Total from investment operations	0.53	0.63	(0.23)	0.50	(0.01)
Less dividends:
Dividends from net investment income	(0.51)	(0.50)	(0.23)	(0.18)	(0.24)
Return of capital	(0.01)	(0.00)[3]	—	—	—
Total dividends	(0.52)	(0.50)	(0.23)	(0.18)	(0.24)
Net asset value, end of year	$6.36	$6.35	$6.22[1]	$6.68	$6.36
Total return[4]	8.61%	10.42%	(3.48)%	7.90%	(0.05)%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$47,994	$45,535	$52,725	$60,182	$58,959
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	8.13%	7.82%	3.54%	2.66%	3.83%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.11%	0.09%	0.07%	0.09%
Portfolio turnover rate[5]	50%	35%	47%	54%	30%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

21

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Fund's prior shareholder reports, including the Fund's investment portfolio, financial statements and financial highlights, does not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments had a compliance date of July 24, 2024.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details,

22

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

23

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,524,913,189	$144,326,479	$1,669,239,668
Corporate Bonds	—	130,802,588	2,063,505	132,866,093
Asset Backed Securities	—	79,235,310	—	79,235,310
Common Stocks	—	15,051,325	414,844	15,466,169
Warrants	—	—	63,239	63,239
Short-term Investments	131,934,317	—	—	131,934,317
	$131,934,317	$1,750,002,412	$146,868,067	$2,028,804,796
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,753,192	$—	$1,753,192
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,870	$—	$2,870

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of October 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Bank loans	Corporate bonds	Common stocks	Warrants	Total
Balance as of October 31, 2023	$117,212,484	$141,447	$3,390,086	$167,953	$120,911,970
Accrued discounts (premiums)	767,506	—	—	—	767,506
Purchases	112,079,937	1,912,916	394,995	—	114,387,848
Sales	(76,405,284)	—	(794)	—	(76,406,078)
Realized gain (loss)	(4,985,524)	—	(102,413)	—	(5,087,937)
Change in unrealized appreciation (depreciation)	3,076,368	9,142	(467,319)	(104,714)	2,513,477
Transfers into Level 3	27,567,846	—	—	—	27,567,846
Transfers out of Level 3	(34,986,854)	—	(2,799,711)	—	(37,786,565)
Balance as of October 31, 2024	$144,326,479	$2,063,505	$414,844	$63,239	$146,868,067
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2024	$240,878	$9,142	$—	$(104,714)	$145,306

	Quantitative disclosure about significant unobservable inputs
Asset class	Fair value at October 31, 2024	Valuation technique	Unobservable input	Price range (Weighted average)*
Bank Loans	$2,091,592	Income Approach	Expected Remaining Distribution	$0.00 – $0.96	($0.96)
	142,234,887	Vendor Pricing	Single Broker Quote	0.01 – 1.38	(1.00)
Corporate Bonds	1,491,353	Income Approach	Expected Remaining Distribution	0.54 – 1.09	(1.04)
	572,152	Recent Transactions	Trade Price	1.09	(1.09)
Common Stocks	19,849	Income Approach	Expected Remaining Distribution	0.00 – 0.02	(0.02)
	394,995	Recent Transactions	Trade Price	0.00 – 5.00	(5.00)
Warrants	63,239	Income Approach	Expected Remaining Distribution	0.00 – 1.19	(1.19)

*  Weighted by relative fair value

24

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2024, $27,567,846 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $37,786,565 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2024 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2024.

Primary underlying risk	Derivative assets	Derivative liabilities	Realized gain (loss)	Net Change in unrealized appreciation (depreciation)
Foreign currency exchange rate
Forward contracts	$1,753,192	$2,870	$(2,788,328)	$1,010,800

For the year ended October 31, 2024, the Fund held an average monthly value on a net basis of $121,342,877 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

25

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October, 31 2024:

Counterparty	Gross amount of derivative assets presented in the statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral received	Cash collateral received	Net amount of derivative assets
Deutsche Bank AG	$1,489,569	$(2,870)	$—	$—	$1,486,699
Morgan Stanley	263,623	—	—	—	263,623
	$1,753,192	$(2,870)	$—	$—	$1,750,322

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2024:

Counterparty	Gross amount of derivative liabilities presented in the statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged	Cash collateral pledged	Net amount of derivative liabilities
Deutsche Bank AG	$2,870	$(2,870)	$—	$—	$—

a  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such

26

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended October 31, 2024, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2024 are disclosed in the Schedule of Investments. At October 31, 2024, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $10,386.

I) UNFUNDED LOAN COMMITMENTS—The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2024, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment
Focus Financial Partners LLC	09/15/31	0.000%	$413,141

27

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2024, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned securities	Market value of cash collateral
$14,103,069	$14,412,457

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2024.

Gross amounts not offset in the statement of assets and liabilities

Gross asset amounts presented in the statement of assets and liabilities[a]	Collateral received[b]	Net amount
$14,103,069	$(14,103,069)	$—

a  Represents market value of loaned securities at year end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the year ended October 31, 2024, total earnings received in connection with securities lending arrangements was $824,810, of which $739,320 was rebated to borrowers (brokers). The Fund retained $64,093 in income, and SSB, as lending agent, was paid $21,397.

K) OTHER—The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

28

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The Secured Overnight Financing Rate, or "SOFR," is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement ("repo") market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

Credit Suisse served as investment adviser and co-administrator for the Fund through April 30, 2024. On May 1, 2024, Credit Suisse merged into UBS AM, with UBS AM as the surviving entity, and UBS AM became the investment manager to the Fund. For its investment advisory and administration services, UBS AM is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by UBS AM were $12,054,345 and $2,272,322, respectively.

29

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

Effective April 22, 2019, UBS AM has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM for management fees previously waived and/or for expenses previously paid by UBS AM, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026. Prior to April 22, 2019, these expense limitations were voluntary. For the year ended October 31, 2024, there was no recoupment.

The amounts waived and reimbursed by UBS AM, which are available for potential future recoupment by UBS AM, and the expiration schedule at October 31, 2024 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$6,976,996	$2,639,316	$2,259,861	$2,077,819
Class A	383,280	116,498	123,793	142,989
Class C	155,036	52,688	50,834	51,514
Totals	$7,515,312	$2,808,502	$2,434,488	$2,272,322

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares through April 30, 2024. On May 1, 2024, UBS AM (US) replaced CSSU as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2024, the Fund paid Rule 12b-1 distribution fees of $315,522 for Class A shares and $452,488 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2024, UBS AM (US) and its affiliates advised the Fund that they retained $15,125 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM or its affiliates acting in the capacity as broker-dealer. UBS AM or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all Participating Funds, including the Fund. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank

30

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

Funding rate plus a spread. At October 31, 2024 and for the year ended October 31, 2024, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the year ended October 31, 2024, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and sales of securities

For the year ended October 31, 2024, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$955,724,513	$1,024,755,065	$0	$0

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	98,062,786	$622,452,249	110,944,148	$696,216,807
Shares issued in reinvestment of distributions	21,355,332	135,563,185	23,910,029	150,149,227
Shares redeemed	(123,972,329)	(786,967,715)	(231,689,918)	(1,452,088,296)
Net decrease	(4,554,211)	$(28,952,281)	(96,835,741)	$(605,722,262)

	Class A
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	9,008,735	$57,492,967	4,954,585	$31,321,019
Shares issued in reinvestment of distributions	1,427,145	9,103,832	1,273,924	8,044,816
Shares redeemed	(7,615,414)	(48,589,200)	(6,626,901)	(41,761,989)
Net increase (decrease)	2,820,466	$18,007,599	(398,392)	$(2,396,154)

	Class C
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	2,242,067	$14,336,844	1,500,639	$9,519,502
Shares issued in reinvestment of distributions	502,035	3,212,780	493,655	3,126,692
Shares redeemed	(2,364,190)	(15,125,483)	(3,298,938)	(20,806,254)
Net increase (decrease)	379,912	$2,424,141	(1,304,644)	$(8,160,060)

31

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

On October 31, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	8	67%
Class A	7	79%
Class C	4	73%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income tax information and distributions to shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2024 and 2023, respectively, was as follows:

Ordinary income		Return of capital
2024	2023	2024	2023
$179,380,752	$196,349,143	$3,078,708	$672,677

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, premium amortization, and forward contracts marked to market.

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(245,305,027)
Unrealized depreciation	(89,278,709)
Other temporary differences	(2,558,260)
$(337,141,996)

At October 31, 2024, the Fund had $31,531,045 of unlimited short-term capital loss carryforwards and $213,773,982 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2024, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$2,119,826,381
Unrealized appreciation	$20,051,829
Unrealized depreciation	(111,073,414)
Net unrealized appreciation (depreciation)	$(91,021,585)

32

Credit Suisse Floating Rate High Income Fund

Notes to Financial Statements

October 31, 2024

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent events

In preparing the financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

33

Credit Suisse Floating Rate High Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Credit Suisse Floating Rate High Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Credit Suisse Floating Rate High Income Fund (the "Fund") (one of the funds constituting Credit Suisse Opportunity Funds (the "Trust")), including the schedule of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, the financial highlights for the year then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Credit Suisse Opportunity Funds) at October 31, 2024, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended October 31, 2023, and the financial highlights for each of the years in the four-year period then ended, were audited by another independent registered public accounting firm whose report, dated December 27, 2023, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
December 26, 2024

34

Credit Suisse Floating Rate High Income Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

UBS Asset Management (US) Inc., DISTRIBUTOR.

P.O. Box 219916, Kansas City, Mo 64121-9916
877-870-2874 ◼ www.credit-suisse.com/us

FLHI-AR-1024

Credit Suisse Strategic Income Fund

Annual Financial Statements | October 31, 2024

The Fund's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant to an internal merger between Credit Suisse Asset Management, LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds (39.6%)
Aerospace & Defense (0.7%)
$800	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)[1]	(BB, Ba2)	03/15/29	6.750	$818,588
2,396	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)[1]	(B, B3)	08/01/32	7.250	2,484,724
489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)[1]	(B+, B1)	02/01/29	7.500	509,656
507	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 101.19)[1]	(BB, B1)	09/30/28	4.750	485,490
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)[1]	(BB-, Ba3)	03/01/29	6.375	763,230
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)[1]	(BB-, Ba3)	03/01/32	6.625	764,631
					5,826,319
Air Transportation (0.2%)
1,650	VistaJet Malta Finance PLC/Vista Management Holding, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)[1,2]	(B-, B3)	02/01/30	6.375	1,414,108
Auto Parts & Equipment (2.1%)
2,034	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)[1]	(BBB-, Ba2)	04/15/28	7.000	2,068,006
1,500	Clarios Global LP/Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 100.00)[1]	(B, B3)	05/15/27	8.500	1,510,022
1,250	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)[1]	(B+, B2)	05/15/32	8.000	1,307,814
2,787	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 102.00)[1]	(CCC, Caa1)	02/01/28	8.000	2,757,091
3,750	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)[1]	(B, B1)	05/31/32	7.750	3,752,543
4,950	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)[1]	(BB+, Baa3)	04/15/29	6.750	5,061,708
1,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 11/30/24 @ 101.88)[1,3]	(BB, B2)	04/15/29	3.750	1,048,341
					17,505,525
Brokerage (0.3%)
2,450	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.94)[1]	(BB-, Ba3)	03/01/31	7.875	2,580,024
Building & Construction (0.8%)
4,693	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.38)[1]	(B-, B3)	09/01/28	5.500	4,603,166
1,200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)[1]	(B-, B3)	01/31/31	8.625	1,276,471
1,100	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)[1]	(BB+, Ba2)	02/15/32	4.125	981,689
					6,861,326
Building Materials (2.1%)
754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)[1]	(BB-, Ba2)	06/15/30	6.375	760,632
1,756	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)[1]	(B, B2)	08/15/29	9.500	1,809,474
2,750	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 103.94)[1]	(B, B2)	01/31/27	7.875	2,759,254
1,690	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 103.00)[1]	(CCC+, Caa1)	03/01/29	6.000	1,494,924
600	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/16/24 @ 101.44)[1]	(B+, Ba2)	02/01/28	5.750	596,189
2,100	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)[1]	(BB, Ba3)	07/15/32	7.000	2,153,172
1,940	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)[1]	(BB-, B1)	04/01/32	6.750	1,977,163
696	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)[1,2]	(B-, B3)	02/01/30	5.500	666,791

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Building Materials—(concluded)
$1,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)[1]	(CCC+, Caa1)	04/15/30	9.500	$977,842
940	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)[1]	(BB, B1)	07/15/30	4.375	864,478
500	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)[1]	(BB, B1)	08/15/32	6.500	503,561
750	Summit Materials LLC/Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.63)[1]	(BB+, Ba3)	01/15/31	7.250	780,019
2,700	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 101.72)[1,2]	(CCC+, Caa1)	10/15/28	6.875	2,711,146
					18,054,645
Cable & Satellite TV (0.5%)
1,000	Altice France SA, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.56)[1]	(CCC+, Caa1)	07/15/29	5.125	749,088
1,770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.75)[1]	(CCC+, Caa1)	10/15/29	5.500	1,327,294
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)[1]	(BB-, B1)	07/15/31	4.875	1,401,320
400	Telenet Finance Luxembourg Notes SARL, Rule 144A, Senior Secured Notes (Callable 11/11/24 @ 101.38)[1]	(BB-, B1)	03/01/28	5.500	389,448
					3,867,150
Chemicals (1.6%)
750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)[1]	(BB-, Ba3)	08/01/30	7.125	771,928
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)[1]	(BB-, Ba3)	11/01/31	6.250	601,962
500	Axalta Coating Systems Dutch Holding B BV, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.63)[1]	(BB, Ba3)	02/15/31	7.250	523,164
500	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.38)[1]	(B-, B2)	05/15/28	4.750	439,239
1,064	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)[1]	(BB, Ba3)	05/15/28	6.750	1,076,606
500	INEOS Quattro Finance 2 PLC, Rule 144A, Senior Secured Notes (Callable 11/15/25 @ 104.81)[1,2]	(BB, B1)	03/15/29	9.625	529,645
5,000	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.31)[1,2]	(BB-, B1)	03/15/29	4.625	4,540,792
4,631	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)[1,2]	(CCC+, Caa2)	02/15/30	9.000	4,346,309
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)[1]	(B-, B1)	03/01/31	7.375	386,905
					13,216,550
Consumer/Commercial/Lease Financing (0.6%)
5,250	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/16/24 @ 101.19)[1,2]	(BB, Ba2)	02/01/28	4.750	5,026,416
Diversified Capital Goods (1.0%)
2,746	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)[1]	(BB+, Ba2)	06/01/31	4.250	2,477,465
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 103.31)[1,2]	(CCC, Caa2)	10/15/29	6.625	1,861,241
3,434	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)[1]	(BB+, Ba3)	12/15/27	4.375	3,311,590
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)[1]	(BB+, Ba3)	01/15/32	6.625	1,028,229
					8,678,525
Electronics (0.2%)
1,500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)[1]	(BB+, Ba2)	07/15/32	6.625	1,520,467
Energy—Exploration & Production (1.4%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)[1]	(BB-, B1)	07/01/28	8.375	517,371
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)[1]	(BB-, B1)	07/01/31	8.750	524,381
3,750	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)[1]	(BB, B1)	04/15/30	4.750	3,494,287

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Energy—Exploration & Production—(concluded)
$250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)[1]	(BB-, B1)	04/15/28	6.875	$254,681
6,565	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 104.06)[1]	(B+, B2)	03/01/28	8.125	6,633,493
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)[1]	(B+, B2)	06/15/31	8.750	517,220
					11,941,433
Environmental (0.0%)
140	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)[1]	(BB+, Ba3)	02/01/31	6.375	141,184
Food & Drug Retailers (0.3%)
2,567	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)[1]	(BB+, Ba2)	02/15/31	3.750	2,283,991
Food—Wholesale (1.1%)
3,717	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)[1]	(BB+, Ba2)	06/15/30	6.000	3,694,696
1,400	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)[1]	(BB, B1)	09/15/32	6.125	1,407,533
1,000	Post Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/27 @ 103.19)[1]	(B+, B2)	03/01/33	6.375	991,800
500	Post Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 103.13)[1]	(B+, B2)	10/15/34	6.250	494,908
1,250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 102.88)[1]	(BB, Ba3)	04/15/33	5.750	1,232,563
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.44)[1]	(BB, Ba3)	09/15/28	6.875	685,488
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)[1]	(BB, Ba3)	01/15/32	7.250	711,599
					9,218,587
Gaming (0.4%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)[1]	(BB, B1)	06/15/31	4.750	373,526
500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)[1]	(BB-, Ba3)	02/15/30	7.000	513,493
2,100	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)[1]	(BB-, Ba3)	02/15/32	6.500	2,131,193
					3,018,212
Gas Distribution (1.4%)
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 103.50)[1]	(B+, B2)	07/15/29	7.000	359,233
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)[1]	(B+, B2)	07/15/32	7.250	361,763
268	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	277,536
750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)[1]	(BB+, Ba2)	10/15/30	5.500	733,276
2,000	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 100.00)[1]	(BB, Ba2)	05/15/25	3.600	1,974,126
2,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)[1]	(BB, Ba2)	07/15/29	4.950	2,351,234
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)[1]	(BB, Ba2)	05/15/30	4.800	1,157,498
1,868	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)[1]	(B+, B1)	12/31/30	6.000	1,752,730
2,920	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)[1]	(B+, B1)	02/15/29	7.375	2,931,575
					11,898,971

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Health Services (0.9%)
$1,279	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 102.00)[1,2]	(BB-, Ba3)	04/15/29	4.000	$1,180,524
2,560	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.19)[1]	(B, B2)	10/31/29	4.375	2,358,361
4,000	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)[1,2]	(BB-, Ba3)	02/15/30	5.375	3,825,361
					7,364,246
Hotels (0.2%)
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)[1]	(BB+, Ba2)	04/01/29	5.875	161,481
1,325	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)[1]	(BB-, Ba3)	04/01/32	6.500	1,341,533
					1,503,014
Insurance Brokerage (1.4%)
572	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.50)[1]	(B, B2)	01/15/31	7.000	576,308
2,300	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)[1]	(B-, B2)	03/15/30	8.500	2,438,432
3,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)[1]	(CCC, Caa2)	12/15/30	10.500	3,773,296
2,000	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)[1]	(B, B2)	06/01/31	7.125	2,045,576
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)[1]	(BB-, B1)	02/01/30	4.375	614,160
2,625	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 08/01/27 @ 102.94)[1]	(BB-, B1)	08/01/32	5.875	2,618,628
					12,066,400
Investments & Misc. Financial Services (3.5%)
4,250	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 104.25)[1]	(CCC+, Caa1)	11/15/29	8.500	4,165,945
600	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 103.25)[1]	(BB+, Ba2)	05/15/32	6.500	611,451
4,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)[1]	(BB, Ba3)	01/15/31	7.500	4,214,172
1,250	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.63)[1]	(B+, B1)	04/15/29	5.250	1,203,657
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)[1,2]	(B+, B1)	01/15/32	5.000	3,024,100
3,450	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)[1]	(B+, B2)	09/15/31	6.750	3,440,541
3,000	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/27 @ 103.56)[1]	(BB, Ba1)	04/30/31	7.125	3,111,477
2,750	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 103.06)[1]	(BB, Ba1)	11/01/32	6.125	2,753,082
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.00)[1,2]	(B, B2)	06/15/29	4.000	1,293,478
1,841	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 100.00)[1]	(NR, Ba3)	11/01/26	4.625	1,814,412
3,960	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)[1]	(B+, B1)	06/15/31	7.500	4,069,328
					29,701,643
Machinery (2.2%)
2,806	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.19)[1]	(B+, Ba3)	04/15/29	4.375	2,649,891
1,750	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)[1]	(B+, Ba3)	08/15/32	6.875	1,797,194
4,325	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.06)[1]	(BB, B1)	12/15/28	4.125	4,070,545
6,949	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 100.00)[1]	(B, B3)	07/31/27	5.750	6,704,557

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Machinery—(concluded)
$1,000	Griffon Corp., Global Company Guaranteed Notes (Callable 12/01/24 @ 101.92)	(B, B3)	03/01/28	5.750	$982,300
1,500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)[2]	(BB+, Ba1)	02/15/29	6.250	1,509,391
500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)[2]	(BB+, Ba1)	03/01/31	3.750	438,106
319	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	333,318
					18,485,302
Media—Diversified (0.0%)
50	Tech 7 SAS Super Senior[3,4,5]	(NR, NR)	03/31/26	15.000	54,739
84	Tech 7 SAS Super Senior[3,4,5]	(NR, NR)	03/31/26	18.682	91,233
25	Tech 7 SAS Technicolor Creative Studios Super Senior[3,4,5]	(NR, NR)	04/01/26	15.000	27,370
42	Technicolor Creative Studios[3,4,5]	(NR, NR)	03/31/26	15.000	45,617
25	Technicolor Creative Studios[3,4,5]	(NR, NR)	04/01/26	15.000	27,370
					246,329
Media Content (0.2%)
2,200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)[1,2]	(BB+, Ba3)	09/01/31	3.875	1,891,996
Metals & Mining—Excluding Steel (1.2%)
5,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)[1]	(B, B1)	02/15/30	6.500	4,918,540
2,050	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)[1]	(B, NR)	03/01/29	9.375	2,182,280
2,595	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)[1,2]	(BB-, B2)	06/01/31	4.500	2,318,969
1,000	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)[1]	(BB, Ba3)	01/30/30	4.750	939,029
					10,358,818
Oil Field Equipment & Services (0.7%)
5,400	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)[1]	(BB, Ba2)	12/15/33	7.500	5,717,342
Oil Refining & Marketing (0.3%)
550	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)[1]	(B+, B2)	01/15/32	8.250	561,551
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)[1]	(BB+, Ba1)	05/01/32	7.250	729,306
1,545	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/25 @ 103.50)[1]	(BB+, Ba1)	09/15/28	7.000	1,589,082
					2,879,939
Packaging (1.3%)
350	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 11/30/24 @ 101.50)[1,3]	(CCC+, Caa1)	09/01/29	3.000	330,753
1,920	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.94)[1]	(B, B2)	04/15/27	7.875	1,974,816
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)[1,2]	(B+, B2)	05/15/31	7.250	343,582
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 103.06)[1]	(BB+, Ba2)	02/01/28	6.125	252,841
2,750	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)[1]	(CCC+, Caa2)	12/31/28	12.750	3,020,740
4,307	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.06)[1]	(BB-, Ba3)	04/15/29	4.125	4,022,120
913	Verde Purchaser LLC, Rule 144A, Senior Secured Notes (Callable 11/30/26 @ 105.25)[1]	(B+, B2)	11/30/30	10.500	975,896
					10,920,748

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Personal & Household Products (0.4%)
$350	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 103.69)[1]	(BB, Ba3)	10/15/28	7.375	$365,295
850	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)[1,2]	(BB, B1)	02/16/31	6.750	864,200
2,820	Tempur Sealy International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)[1]	(BB, Ba2)	10/15/31	3.875	2,456,168
					3,685,663
Pharmaceuticals (0.0%)
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)[1]	(BB, B1)	04/01/31	3.750	312,249
Rail (0.3%)
2,826	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)[1]	(BB, Ba3)	04/15/32	6.250	2,853,197
Real Estate Investment Trusts (0.5%)
2,349	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)[1]	(BB+, WR)	12/15/27	3.750	2,156,758
58	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)[1]	(BB-, Ba3)	07/15/26	3.625	55,649
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)[1]	(BB-, Ba3)	01/15/27	4.375	1,109,447
1,250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)[1]	(BB-, Ba3)	04/15/30	6.000	1,226,371
					4,548,225
Recreation & Travel (1.4%)
2,430	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 102.38)[1]	(B, B1)	05/15/29	4.750	2,319,376
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 102.63)[1,2]	(B+, B2)	08/15/29	5.250	560,016
2,968	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)[1,2]	(BB-, B1)	05/15/31	7.250	3,044,723
5,550	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 100.00)[1]	(BB+, B1)	11/01/27	4.875	5,428,192
410	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)[1]	(BB, Ba3)	05/15/32	6.500	420,214
					11,772,521
Restaurants (0.8%)
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)[1]	(BB+, Ba2)	06/15/29	6.125	1,018,315
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/26 @ 102.81)[1]	(BB+, Ba2)	09/15/29	5.625	998,752
2,300	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)[1,2]	(BB-, B1)	09/15/29	3.875	2,099,422
2,238	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/01/25 @ 104.69)[1]	(B, B3)	05/01/29	9.375	2,408,426
					6,524,915
Software—Services (2.9%)
3,677	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 101.34)[1,2]	(NR, B1)	10/31/26	5.375	3,615,283
2,225	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)[1]	(BB+, Ba3)	05/15/32	6.625	2,276,455
3,395	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 103.00)[1,2]	(CCC, Caa2)	02/15/29	6.000	2,283,639
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 100.97)[1]	(BB, Ba3)	02/15/28	3.875	914,688
3,000	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)[1]	(BB, Ba3)	12/01/29	3.875	2,739,498

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Software—Services—(concluded)
$1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.06)[1]	(BB, Ba3)	02/15/30	4.125	$1,378,260
975	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)[1]	(BB, Ba3)	12/01/31	4.125	876,488
1,000	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)[1]	(B-, B2)	02/01/31	6.875	1,025,551
5,075	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 103.56)[1]	(B-, Caa1)	12/15/28	7.125	4,926,777
4,953	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 101.94)[1]	(B+, B1)	02/01/29	3.875	4,517,915
					24,554,554
Specialty Retail (0.9%)
1,750	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 11/11/24 @ 100.00)[1]	(NR, Caa3)	05/01/25	7.500	1,001,254
48	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 11/11/24 @ 100.00)[1,4,5]	(NR, Caa3)	05/01/25	7.500	27,313
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC[4,5,11]	(NR, NR)	05/01/25	0.000	34,782
3,275	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.33)[1]	(BB+, Ba2)	08/15/28	4.000	3,076,829
1,500	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)[1]	(BB+, Ba2)	01/15/30	6.375	1,511,690
750	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)[1]	(BB-, B2)	08/01/31	8.250	783,076
950	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.19)[1]	(BB+, Ba2)	01/15/31	4.375	870,136
271	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)[1]	(BB-, B1)	11/15/31	4.875	243,899
					7,548,979
Steel Producers/Products (0.4%)
3,279	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 11/11/24 @ 103.13)[1]	(B, Caa1)	04/15/29	6.250	3,175,393
Support—Services (2.5%)
1,342	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 100.00)[1]	(CCC+, Caa2)	07/15/27	9.750	1,346,268
1,200	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 12/01/24 @ 103.00)[1,2]	(CCC+, Caa2)	06/01/29	6.000	1,099,203
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 11/30/24 @ 101.81)[1,3]	(B, B3)	06/01/28	3.625	966,496
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.52)[1]	(BB, Ba3)	05/15/28	4.625	1,064,056
1,490	Beacon Roofing Supply, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 100.00)[1]	(BB, Ba2)	11/15/26	4.500	1,461,692
1,750	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)[1]	(BB-, Ba3)	10/15/29	5.750	1,755,057
4,100	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.25)[1]	(B-, B2)	05/01/28	4.500	3,853,947
5,360	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)[1]	(BB-, B1)	12/15/28	3.875	4,955,361
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 102.42)[1]	(BB, Ba3)	06/15/28	7.250	512,179
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)[1]	(BB, Ba3)	03/15/29	6.375	510,804
1,000	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 101.16)[1]	(BB-, B2)	08/15/28	4.625	956,911
2,200	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)[1]	(BB-, B2)	06/15/29	6.625	2,234,460
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)[1]	(B+, B2)	01/15/30	5.000	722,294
					21,438,728

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(concluded)
Tech Hardware & Equipment (0.9%)
$1,814	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 11/11/24 @ 100.00)[1]	(CCC-, Ca)	06/15/25	6.000	$1,779,987
2,000	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 102.06)[1]	(BB+, Ba2)	11/15/28	4.125	1,905,020
3,564	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)[1]	(BB, Ba2)	06/01/32	6.500	3,649,009
					7,334,016
Telecom—Wireline Integrated & Services (1.4%)
2,500	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 101.25)[1]	(B-, Caa1)	01/15/28	5.000	2,116,378
2,005	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 100.00)[1]	(B+, B2)	10/15/27	6.750	1,885,712
300	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)[1]	(CCC+, Caa1)	04/01/30	4.500	241,482
4,800	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/25 @ 101.81)[1]	(CCC+, Caa1)	10/15/30	3.875	3,671,949
2,500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/25 @ 102.25)[1]	(B+, Ba3)	08/15/30	4.500	2,191,790
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)[1]	(B+, Ba3)	01/31/31	4.250	2,152,461
					12,259,772
Theaters & Entertainment (0.3%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes[1,2]	(B+, B1)	11/01/24	4.875	500,000
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.19)[1]	(B+, B1)	10/15/27	4.750	486,852
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/24 @ 103.25)[1]	(BB, Ba2)	05/15/27	6.500	1,521,849
					2,508,701
Transport Infrastructure/Services (0.2%)
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)[1]	(BB-, Ba3)	06/01/31	7.125	259,026
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)[1,2]	(BB-, Ba3)	02/01/32	7.125	1,039,784
830	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)[1]	(BBB-, Ba1)	06/01/28	6.250	843,992
					2,142,802
Trucking & Delivery (0.1%)
1,252	RXO, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 103.75)[1]	(BB, Baa3)	11/15/27	7.500	1,300,728
	Total corporate bonds (Cost $332,869,067)				336,149,653
Bank loans (55.1%)
Advertising (0.4%)
3,519	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[6]	(B, B1)	05/03/28	8.935	3,500,585
Aerospace & Defense (2.8%)
4,000	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%[6]	(BB-, Ba3)	09/29/31	6.935	4,004,500
1,334	Arcline FM Holdings LLC, 6 mo. USD Term SOFR + 4.500%[6]	(B, B3)	06/23/28	9.742	1,340,236
1,247	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 3.250%[6]	(B, B2)	10/31/30	7.854	1,251,439
1,971	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%[6]	(B+, B2)	07/01/31	7.335 - 7.807	1,972,251
2,518	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%[6]	(B+, B2)	07/01/31	7.435	2,519,416
881	CACI International, Inc.[5,7]	(BB+, Ba1)	10/30/31	0.000	883,559
1,279	HDI Aerospace Intermediate Holding III Corp.[5,7]	(B, B2)	09/19/31	0.000	1,274,672
1,757	KBR, Inc., 1 mo. USD Term SOFR + 2.000%[6]	(BB+, Ba1)	01/19/31	6.685	1,761,411

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Aerospace & Defense—(concluded)
$2,208	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%[6]	(B, B2)	09/22/28	7.550	$2,210,876
5,475	Peraton Corp., 1 mo. USD Term SOFR + 3.750%[6]	(B-, B2)	02/01/28	8.535	5,313,871
1,448	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%[6]	(BB-, Ba3)	02/28/31	7.104	1,450,680
					23,982,911
Auto Parts & Equipment (1.3%)
2,139	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[6]	(B, B2)	04/06/28	8.800	2,143,451
2,260	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%[6]	(BB-, Ba3)	05/06/30	7.185	2,267,183
990	First Brands Group LLC (2021 Term Loan), 3 mo. USD Term SOFR + 5.000%[6]	(B+, B1)	03/30/27	9.847	965,223
799	First Brands Group LLC (2022 Incremental Term Loan), 3 mo. USD Term SOFR + 5.000%[6]	(B+, B1)	03/30/27	9.847	778,315
247	Garrett LX I SARL, 3 mo. USD Term SOFR + 2.750%[6]	(BB+, Ba1)	04/30/28	7.335	248,222
205	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%, 0.000% PIK[6,8,9]	(NR, WR)	08/28/25	10.800	186,455
1,237	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 3.000%[6]	(B, B2)	04/23/31	7.685	1,239,682
3,079	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 3.750%[6]	(B, B3)	02/08/28	8.504	2,771,435
415	Wand NewCo 3, Inc., 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%[6]	(B, B3)	01/30/31	7.854 - 7.935	415,514
					11,015,480
Automakers (0.1%)
478	Fastlane Parent Co., Inc., 1 mo. USD Term SOFR + 4.500%[6]	(B-, B3)	09/29/28	9.185	454,837
Banking (0.2%)
1,147	Citco Funding LLC, 6 mo. USD Term SOFR + 2.750%[6]	(BB, Ba2)	04/27/28	7.308	1,152,136
609	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.250%[6]	(NR, NR)	04/18/30	6.854	611,564
					1,763,700
Beverages (0.1%)
1,086	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 4.250%[6]	(B, B2)	12/13/30	8.968	1,087,418
Brokerage (0.4%)
2,969	DRW Holdings LLC, 6 mo. USD Term SOFR + 3.500%[6]	(BB-, Ba3)	06/26/31	8.588	2,961,911
504	Jefferies Finance LLC, 1 mo. USD Term SOFR + 3.000%[5,6]	(BB-, Ba2)	10/09/31	7.759	501,214
					3,463,125
Building & Construction (0.6%)
2,139	Energize HoldCo LLC, 1 mo. USD Term SOFR + 3.750%[6]	(B, B3)	12/08/28	8.550	2,143,843
1,493	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[6]	(BB, Ba2)	03/19/29	6.935	1,494,291
1,489	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%[6]	(B, B2)	10/29/27	8.085 - 8.185	1,496,469
					5,134,603
Building Materials (0.8%)
441	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%[6]	(B, B2)	04/12/28	8.154	434,534
175	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%[6]	(B, B2)	08/01/28	10.429	176,648
1,638	Foundation Building Materials Holding Co. LLC, 3 mo. USD Term SOFR + 3.250%[6]	(B, B2)	01/31/28	7.835	1,616,953
1,985	Gulfside Supply, Inc., 1 mo. USD Term SOFR + 3.000%[6]	(B, B2)	06/17/31	7.784	1,987,915
1,244	Kodiak Building Partners, Inc., 1 mo. USD Term SOFR + 3.750%[6]	(B+, B2)	03/12/28	8.435	1,249,776
804	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 3.000%[6]	(BB-, B1)	03/28/31	7.685	807,510
334	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.250%[6]	(B, B1)	04/29/29	8.495	331,715
					6,605,051
Cable & Satellite TV (0.3%)
2,900	Ziggo Financing Partnership, 1 mo. USD Term SOFR + 2.500%[6]	(B+, B1)	04/30/28	7.418	2,862,938

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Chemicals (1.9%)
$1,800	AAP Buyer, Inc., 3 mo. USD Term SOFR + 3.250%[5,6]	(B+, B1)	09/09/31	7.854	$1,809,000
1,079	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%[6]	(B, B2)	08/27/26	9.095	1,004,566
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%[6]	(CC, Ca)	12/29/28	12.615	262,219
729	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%[6]	(CCC, Caa2)	12/29/27	8.615	639,506
449	INEOS Enterprises Holdings U.S. Finco LLC, 3 mo. USD Term SOFR + 3.750%[6]	(BB, Ba3)	07/08/30	8.907	450,952
492	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[6]	(BB, B1)	04/02/29	9.035	489,996
897	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[5,6]	(NR, B1)	10/01/31	8.935	894,438
1,234	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[6]	(BB, Ba3)	02/18/30	7.935	1,236,390
273	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%[6]	(CCC+, Caa1)	09/30/29	11.785	257,654
783	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%[6]	(B, B2)	09/30/28	8.285	785,315
1,809	Polar U.S. Borrower LLC, 1 mo. USD Term SOFR + 5.500%[6,9]	(NR, NR)	10/16/28	9.605	1,361,579
3,758	Polar U.S. Borrower LLC, 1 mo. USD Term SOFR + 5.500%[6,9]	(NR, NR)	10/16/28	9.593	2,828,256
299	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.500%[6]	(B, B3)	12/22/28	9.185	299,682
283	SK Neptune Husky Finance SARL[5,9,10,11]	(NR, WR)	04/30/25	0.000	219,452
1,306	SK Neptune Husky Group SARL[9,10,11]	(NR, WR)	01/03/29	0.000	22,031
3,529	Vantage Specialty Chemicals, Inc., 3 mo. USD Term SOFR + 4.750%[6]	(B-, B3)	10/26/26	9.871	3,521,875
					16,082,911
Diversified Capital Goods (0.3%)
300	DexKo Global, Inc.[7]	(B-, B2)	10/04/28	0.000	288,032
1,533	Dynacast International LLC, 3 mo. USD Term SOFR + 4.750%[6]	(CCC, B2)	07/22/25	9.907	1,511,591
1,184	Dynacast International LLC, 3 mo. USD Term SOFR + 9.250%[6]	(CC, Caa2)	10/22/25	14.407	1,109,646
					2,909,269
Electronics (1.7%)
3,281	Escape Velocity Holdings, Inc., 3 mo. USD Term SOFR + 4.250%[6]	(B, B3)	10/08/28	9.115	3,265,526
1,940	Idemia Group, 3 mo. USD Term SOFR + 4.250%[5,6]	(B, B2)	09/30/28	8.854	1,959,629
2,769	II-VI, Inc., 1 mo. USD Term SOFR + 2.500%[6]	(BB-, Ba1)	07/02/29	7.185	2,775,130
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%[6,9]	(CCC, Caa2)	03/02/29	11.847	430,625
2,077	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.750%[6]	(BB-, B1)	09/22/31	7.564	2,080,386
1,773	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.250%[6]	(B+, B1)	10/20/28	6.854	1,772,955
846	MKS Instruments, Inc., 1 mo. USD Term SOFR + 2.250%[6]	(BB, Ba1)	08/17/29	6.995	847,666
1,250	SolarWinds Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[6]	(B+, B1)	02/05/30	7.435	1,253,519
					14,385,436
Energy—Exploration & Production (0.4%)
235	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.750%[6]	(B+, Ba3)	05/17/29	7.601	236,375
1,019	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.500%[6]	(B+, Ba3)	12/06/30	7.090	1,021,096
1,036	EMG Utica LLC[5,7]	(B+, B3)	10/24/29	0.000	1,032,964
676	GIP Pilot Acquisition Partners LP, 3 mo. USD Term SOFR + 2.500%[6]	(BB-, Ba3)	10/04/30	7.090	675,924
691	M6 ETX Holdings II Midco LLC, 1 mo. USD Term SOFR + 4.500%[6]	(B, B2)	09/19/29	9.285	691,819
933	PES Holdings LLC, 3.000% PIK[5,8,9,10]	(NR, WR)	12/31/24	3.000	7,000
					3,665,178
Environmental (0.3%)
1,167	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.000%[6]	(BB, Ba2)	07/03/31	6.610	1,166,631
880	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 4.000%[5,6]	(B, B2)	10/24/30	8.617	886,535
179	The Action Environmental Group, Inc.[5,12]	(B, B2)	10/24/30	2.000	180,036
475	Vestis Corp., 3 mo. USD Term SOFR + 2.250%[6]	(BB, Ba3)	02/22/31	7.371	473,972
					2,707,174
Food & Drug Retailers (0.2%)
861	Sharp Services LLC, 3 mo. USD Term SOFR + 3.250%[5,6]	(B-, B3)	12/31/28	7.876	861,485
866	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 7.250%[6,9]	(CC, Ca)	12/21/28	11.985	421,535
					1,283,020

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Food—Wholesale (1.0%)
$3,168	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.500%[6]	(B, B3)	07/31/28	8.357	$3,177,139
1,319	Golden State Food LLC[7]	(B, B2)	10/07/31	0.000	1,321,351
1,966	Nomad Foods U.S. LLC, 6 mo. USD Term SOFR + 2.500%[6]	(BB-, B1)	11/12/29	6.968	1,970,010
1,188	Sycamore Buyer LLC, 1 mo. USD Term SOFR + 2.250%[6]	(BB, Ba3)	07/23/29	7.102	1,189,458
559	U.S. Foods, Inc., 1 mo. USD Term SOFR + 1.750%[6]	(BBB-, Ba2)	10/03/31	6.435	561,458
					8,219,416
Gaming (0.4%)
1,169	Arcis Golf LLC, 1 mo. USD Term SOFR + 3.750%[6]	(B+, B2)	11/24/28	8.572	1,176,834
997	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%[6]	(BB-, Ba3)	02/06/31	7.435	999,598
1,453	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%[6]	(BB-, Ba3)	02/06/30	7.435	1,456,554
					3,632,986
Gas Distribution (0.6%)
1,286	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.500%[6]	(B+, Ba3)	04/17/28	7.090	1,290,433
1,800	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.250%[6]	(B+, B2)	10/31/28	7.854	1,802,918
543	EPIC Crude Services LP, 3 mo. USD Term SOFR + 3.000%[6]	(BB-, Ba3)	10/10/31	7.656	543,551
1,250	NGP XI Midstream Holdings LLC, 3 mo. USD Term SOFR + 4.000%[6]	(B, B3)	07/25/31	8.604	1,252,350
					4,889,252
Health Facilities (0.8%)
1,289	Bayou Intermediate II LLC, 3 mo. USD Term SOFR + 4.500%[6]	(B-, B2)	08/02/28	9.347	1,262,725
637	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%[6]	(B-, Caa1)	09/30/27	12.204	585,013
1,679	Insulet Corp., 1 mo. USD Term SOFR + 2.500%[6]	(BB-, Ba2)	08/04/31	7.185	1,688,210
752	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 6.500%[6]	(B-, B2)	05/18/28	11.499	756,225
2,911	Sonrava Health Holdings LLC, 3 mo. USD Term SOFR + 1.000%, 5.500% PIK[6,8,9]	(NR, Caa2)	08/18/28	11.499	1,382,775
1,298	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[6]	(B, Ba3)	12/19/30	7.495	1,302,704
					6,977,652
Health Services (2.9%)
3,478	ADMI Corp., 1 mo. USD Term SOFR + 3.375%[6]	(B-, B3)	12/23/27	8.175	3,415,346
247	ADMI Corp., 1 mo. USD Term SOFR + 5.750%[6]	(B-, B3)	12/23/27	10.435	249,637
4,960	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.250%[6]	(B-, B2)	02/15/29	7.935	4,952,039
222	EyeCare Partners LLC, 3 mo. USD Term SOFR + 1.000%[6]	(CCC+, Caa3)	11/30/28	5.717	164,183
444	IVC Acquisition Ltd., 3 mo. USD Term SOFR + 4.750%[6]	(B, B3)	12/12/28	9.393	446,250
1,293	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%[6]	(B, B2)	08/11/28	8.604 - 9.113	1,299,434
902	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[6,9]	(CCC, Caa3)	12/18/28	8.800	620,366
1,252	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.750%[6]	(B, B1)	03/15/31	7.536	1,253,915
1,407	Packaging Coordinators Midco, Inc., 3 mo. USD Term SOFR + 3.250%[6]	(B-, B3)	11/30/27	7.835	1,410,586
522	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.000%[5,6]	(B, B2)	12/29/27	7.604	522,860
640	PointClickCare Technologies, Inc.[7]	(B, B3)	10/10/31	0.000	641,799
1,999	Radiology Partners, Inc., 3 mo. USD Term SOFR + 3.500%, 1.500% PIK[6,8]	(B-, B3)	01/31/29	10.383	1,973,771
1,266	Southern Veterinary Partners LLC[5,7]	(B, B2)	10/31/31	0.000	1,262,854
1,215	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%[6,9]	(CCC+, B3)	05/18/28	8.800	1,044,133
1,500	TTF Holdings LLC, 1 mo. USD Term SOFR + 3.750%[6]	(B, B2)	07/18/31	8.435	1,510,320
4,183	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%[6]	(B-, B3)	12/15/27	9.354	4,205,730
					24,973,223
Hotels (0.8%)
1,891	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.250%[6]	(B+, B1)	08/17/28	7.935	1,896,953
1,881	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%[6]	(B+, B1)	05/31/30	8.185	1,887,194
250	Hilton Domestic Operating Co., Inc., 1 mo. USD Term SOFR + 1.750%[6]	(BBB-, Baa2)	11/08/30	6.488	250,248
2,279	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%[6]	(BBB-, Ba1)	05/24/30	6.435	2,280,480
					6,314,875

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Insurance Brokerage (3.5%)
$3,096	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.000%[6]	(B, B2)	09/19/31	7.759	$3,085,243
4,121	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.250%[6]	(B+, Ba3)	02/19/28	7.050	4,123,857
2,341	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 3.750%[6]	(B-, B3)	02/15/31	8.354 - 8.535	2,352,475
5,020	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%[6]	(B, B2)	02/14/31	8.185	5,032,722
1,794	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%[6]	(B, B2)	04/18/30	8.185	1,801,824
2,853	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 3.500%[6]	(B, B2)	02/15/31	8.185	2,864,000
8,672	HUB International Ltd., 3 mo. USD Term SOFR + 2.750%[6]	(B, B1)	06/20/30	7.367	8,698,144
2,000	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 3.250%[6]	(B, B2)	05/06/31	7.854	2,005,010
					29,963,275
Investments & Misc. Financial Services (4.0%)
407	Altisource Solutions SARL, 3 mo. USD Term SOFR + 8.750%[5,6,9]	(CCC-, Caa2)	04/30/25	13.454	187,335
3,652	Ankura Consulting Group LLC, 1 mo. USD Term SOFR + 4.250%[6]	(B-, B3)	03/17/28	8.935	3,679,398
4,267	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.500%[6]	(B-, B3)	08/02/28	8.300	4,280,263
1,174	Boost Newco Borrower LLC, 3 mo. USD Term SOFR + 2.500%[6]	(BB, Ba3)	01/31/31	7.104	1,178,353
3,120	Citadel Securities LP, 1 mo. USD Term SOFR + 2.000%[6]	(NR, NR)	10/31/31	6.718	3,123,284
749	CPI Holdco B LLC[7]	(BB-, Ba3)	05/17/31	0.000	745,547
3,500	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%[6]	(BB-, Ba3)	05/19/31	6.685	3,467,188
165	Focus Financial Partners LLC[12]	(B+, B2)	09/15/31	0.000	165,611
1,539	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 3.250%[6]	(B+, B2)	09/15/31	7.935	1,541,963
1,592	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 4.750%[6]	(CCC-, Caa1)	04/29/29	9.335	1,360,028
1,698	HighTower Holdings LLC, 3 mo. USD Term SOFR + 3.500%[6]	(B-, B2)	04/21/28	8.748	1,702,289
3,100	Hudson River Trading LLC[7]	(NR, NR)	03/29/30	0.000	3,069,185
496	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.000%[6]	(NR, Ba1)	01/26/28	6.685	496,176
970	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 3.000%[6]	(B-, WR)	08/18/28	7.604	972,125
5,100	Sedgwick Claims Management Services, Inc., 3 mo. USD Term SOFR + 3.000%[6]	(B+, B2)	07/31/31	7.585	5,107,446
2,345	VFH Parent LLC, 1 mo. USD Term SOFR + 2.750%[6]	(B+, B1)	06/21/31	7.435	2,353,009
856	Walker & Dunlop, Inc., 1 mo. USD Term SOFR + 2.250%[5,6]	(BB+, Ba1)	12/16/28	7.035	860,246
					34,289,446
Life Insurance (0.6%)
1,000	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%[6]	(CCC+, Caa2)	07/02/31	9.935	991,250
3,849	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.250%[6]	(B, B2)	07/02/31	7.935	3,850,638
					4,841,888
Machinery (1.5%)
1,966	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%[6]	(B, B1)	02/07/29	8.201	1,945,069
1,426	Arcosa, Inc., 1 mo. USD Term SOFR + 2.250%[5,6]	(BBB-, Ba1)	08/12/31	6.935	1,433,245
666	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%[6]	(BB-, Ba3)	03/15/30	7.092	667,861
458	Clark Equipment Co., 3 mo. USD Term SOFR + 2.000%[6]	(BB+, Ba2)	04/20/29	6.604	458,314
1,413	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%[6]	(B, B2)	09/28/28	9.344	1,387,101
552	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.500%[6]	(B, B3)	10/09/31	8.132	553,328
687	Generac Power Systems, Inc., 3 mo. USD Term SOFR + 1.750%[6]	(BB+, Ba1)	07/03/31	6.343	688,687
479	John Bean Technologies Corp.[7]	(BB, Ba2)	10/09/31	0.000	480,121
1,488	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 6.000%[6]	(B, B3)	08/30/30	10.685	1,467,983
414	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.750%[6]	(B-, B3)	07/19/29	9.435	412,089
704	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 3.250%[6]	(B, B2)	09/26/31	7.968	707,643
2,402	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 3.500%[6]	(B-, B2)	08/31/28	8.185	2,414,515
					12,615,956

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Media—Diversified (0.9%)
$4,606	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%[6]	(B, B2)	12/29/28	8.435	$4,508,338
1,571	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%[6]	(BB+, NR)	09/10/31	6.585	1,572,878
786	Delta 2 LUX SARL[7]	(BB+, NR)	09/10/31	0.000	786,439
392	Technicolor Creative Studios[3,4,5,10,11]	(NR, NR)	08/06/33	0.000	0
746	United Talent Agency LLC, 1 mo. USD Term SOFR + 3.750%[5,6]	(B+, B2)	07/07/28	8.568	751,847
					7,619,502
Media Content (0.2%)
790	Aragorn Parent Corp., 1 mo. USD Term SOFR + 4.000%[6]	(B, B2)	12/15/28	8.745	793,992
500	WMG Acquisition Corp., 3 mo. USD Term SOFR + 1.750%[6]	(BBB-, Ba2)	01/24/31	6.335	500,938
					1,294,930
Medical Products (0.6%)
1,376	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[6]	(B-, B1)	10/13/29	9.604	1,308,824
1,995	Medline Borrower LP7	(B+, Ba3)	10/23/28	0.000	1,999,087
1,817	Sotera Health Holdings LLC, 3 mo. USD Term SOFR + 3.250%[6]	(BB-, B1)	05/30/31	7.835	1,821,771
					5,129,682
Oil Field Equipment & Services (0.4%)
1,075	CQP Holdco LP, 3 mo. USD Term SOFR + 2.250%[6]	(BB, Ba2)	12/31/30	6.854	1,075,795
272	MRC Global U.S., Inc.[5,7]	(B, B2)	10/24/31	0.000	272,482
2,115	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 3.500%[6]	(BB, B1)	09/12/31	8.363	2,112,898
					3,461,175
Packaging (1.5%)
2,244	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.750%, 3 mo. USD Term SOFR + 3.750%[6]	(B-, B2)	06/09/31	8.354 - 8.594	2,251,591
1,826	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.500%[6]	(B, B2)	04/15/27	8.346	1,834,375
4,842	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%[6]	(B-, B3)	09/15/28	8.656 - 9.118	4,864,950
1,331	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.500%[6]	(B-, B2)	04/14/31	8.286	1,329,794
2,489	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[6]	(B-, B2)	03/03/28	8.050	2,470,773
					12,751,483
Personal & Household Products (0.7%)
3,280	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.750%[6]	(BB-, B1)	12/21/28	7.447	3,290,162
1,178	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[6]	(NR, NR)	06/29/28	12.218	990,860
13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[5,6]	(NR, NR)	06/29/28	12.232	13,246
1,669	Tempur Sealy International, Inc.[7]	(BBB-, Ba1)	10/03/31	0.000	1,670,608
					5,964,876
Property & Casualty Insurance (0.1%)
617	Summit Acquisition, Inc., 3 mo. USD Term SOFR + 3.750%[5,6]	(B-, B3)	10/10/31	8.397	618,484
Rail (0.4%)
3,000	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 2.000%[6]	(BB, Ba3)	04/10/31	6.604	2,995,515
Real Estate Development & Management (0.5%)
3,829	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 4.250%[6]	(B, B3)	05/31/28	8.935	3,845,590
Recreation & Travel (1.0%)
2,213	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%[6]	(B+, B2)	11/12/29	8.104	2,118,788
1,350	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%[6]	(B, B2)	06/25/31	7.685	1,348,338

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Recreation & Travel—(concluded)
$2,214	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%[6]	(BB+, Ba2)	08/25/28	7.185	$2,217,282
3,139	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%[6]	(BBB-, Ba1)	05/01/31	6.845	3,141,022
					8,825,430
Restaurants (2.1%)
1,925	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%[6]	(BB+, Ba2)	09/20/30	6.435	1,911,799
3,284	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%[6]	(B, B2)	12/01/28	9.050	3,300,607
6,895	IRB Holding Corp., 1 mo. USD Term SOFR + 2.750%[6]	(B+, B2)	12/15/27	7.535	6,901,957
2,050	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.500%[6]	(B-, B3)	07/21/28	9.050	2,055,187
2,206	Tacala LLC, 3 mo. USD Term SOFR + 3.500%[6]	(B-, B3)	01/31/31	8.185	2,214,598
1,493	Whatabrands LLC, 1 mo. USD Term SOFR + 2.750%[6]	(B, B2)	08/03/28	7.435	1,494,030
					17,878,178
Software—Services (11.6%)
3,454	Applied Systems, Inc., 3 mo. USD Term SOFR + 3.000%[6]	(B-, B2)	02/24/31	7.604	3,465,405
2,050	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%[6]	(B, B2)	08/02/29	10.185	2,059,184
2,289	Aston FinCo SARL, 1 mo. USD Term SOFR + 4.250%[6]	(CCC+, B3)	10/09/26	9.050	2,209,358
930	Astra Acquisition Corp., 3 mo. USD Term SOFR + 6.750%[6,9]	(CCC+, Caa1)	02/25/28	11.354	730,047
1,139	Astra Acquisition Corp., 3 mo. USD Term SOFR + 5.250%[6]	(CC, C)	10/25/28	9.854	99,642
2,033	BCPE Pequod Buyer, Inc.[7]	(B, B3)	09/19/31	0.000	2,034,858
1,164	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%[6]	(BB-, B1)	01/31/31	7.435	1,166,594
2,487	CE Intermediate I LLC, 3 mo. USD Term SOFR + 3.500%[6]	(B-, B3)	11/10/28	8.763	2,492,692
2,240	Celestica, Inc., 1 mo. USD Term SOFR + 1.750%[5,6]	(BB, Ba1)	06/20/31	6.468	2,241,400
250	Cloud Software Group, Inc.[7]	(B, B2)	03/21/31	0.000	250,293
4,612	Cloud Software Group, Inc., 3 mo. USD Term SOFR + 4.000%[6]	(B, B2)	03/30/29	8.604	4,616,029
1,053	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%[6]	(B, B3)	12/29/27	8.797	982,589
1,496	CommerceHub, Inc., 3 mo. USD Term SOFR + 6.250%[6]	(NR, B3)	12/29/27	10.897	1,446,631
2,473	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%[6]	(NR, B2)	09/29/28	8.365	2,475,403
1,219	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%[6]	(B-, B2)	10/16/28	8.550	1,149,760
3,491	Dayforce, Inc., 3 mo. USD Term SOFR + 2.500%[5,6]	(BB-, Ba3)	02/26/31	7.085	3,502,160
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%[6]	(CCC, Caa2)	02/19/29	11.685	1,058,856
3,527	EagleView Technology Corp., 3 mo. USD Term SOFR + 3.500%[6]	(CCC+, Caa1)	08/14/25	8.366	3,359,193
1,253	Evertec Group LLC, 1 mo. USD Term SOFR + 3.250%[5,6]	(BB-, Ba3)	10/30/30	7.935	1,256,522
2,348	First Advantage Holdings LLC[5,7]	(B+, B1)	09/19/31	0.000	2,353,593
914	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.750%[5,6]	(B+, B2)	02/21/31	7.578	917,595
2,835	Flexera Software LLC, 1 mo. USD Term SOFR + 3.500%[6]	(B-, B2)	03/03/28	8.259	2,845,687
750	Geosyntec Consultants, 1 mo. USD Term SOFR + 3.750%[5,6]	(B-, B3)	07/31/31	8.435	752,813
686	GHX Ultimate Parent Corp.[7]	(B-, B2)	06/30/27	0.000	688,092
1,496	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[6]	(BB, Ba1)	05/30/31	6.435	1,493,213
417	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%[5,6]	(B, B3)	03/31/28	8.742	418,330
2,321	Instructure Holdings, Inc., 3 mo. USD Term SOFR + 2.750%[5,6]	(NR, B1)	10/30/28	8.074	2,322,364
1,634	Johnstone Supply LLC, 1 mo. USD Term SOFR + 3.000%[6]	(B, B2)	06/09/31	7.851	1,634,004
1,024	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 4.000%[5,6]	(B+, B2)	11/11/30	8.840	1,028,521
2,657	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%[6]	(B-, B3)	05/02/29	9.185	2,380,324
484	Mosel Bidco SE, 3 mo. USD Term SOFR + 4.500%[5,6]	(B, B2)	09/16/30	9.104	487,759
1,493	Particle Investments SARL, 1 mo. USD Term SOFR + 4.000%[6]	(B+, B1)	03/28/31	8.685	1,500,903
1,942	Perforce Software, Inc., 1 mo. USD Term SOFR + 3.750%[6]	(B-, B2)	07/01/26	8.535	1,939,622
703	Polaris Newco LLC[7,13]	(B-, B2)	06/02/28	0.000	869,756
5,898	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%[6]	(B-, B2)	06/02/28	8.847	5,865,205
848	Press Ganey Holdings, Inc., 1 mo. USD Term SOFR + 3.500%[6]	(B-, B3)	04/30/31	8.185	848,569
6,651	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.750%[6]	(B, B2)	10/28/30	8.335	6,683,265
2,416	Project Boost Purchaser LLC, 3 mo. USD Term SOFR + 3.500%[6]	(B-, B2)	07/16/31	8.147	2,421,581
1,566	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.250%[6]	(B, B2)	03/10/28	8.050	1,570,741
6,451	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%[4,6,9]	(CCC+, B3)	02/01/29	8.985	4,644,710

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Software—Services—(concluded)
$1,076	RealPage, Inc., 1 mo. USD Term SOFR + 3.000%[6]	(B, B2)	04/24/28	7.800	$1,061,979
1,232	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%[6]	(CCC+, B3)	04/27/28	9.597	925,852
427	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%[6]	(B-, B3)	08/11/28	9.300	427,557
4,048	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[6]	(BB+, Ba1)	05/09/31	6.685	4,052,171
1,456	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.250%[6]	(B+, B1)	06/18/29	7.854	1,459,215
2,960	UKG, Inc., 3 mo. USD Term SOFR + 3.000%[6]	(B-, B2)	02/10/31	7.617	2,967,125
3,741	VS Buyer LLC, 1 mo. USD Term SOFR + 3.250%[6]	(B, B2)	04/11/31	8.036	3,749,977
835	Waystar Technologies, Inc., 1 mo. USD Term SOFR + 2.750%[6]	(B+, B1)	10/22/29	7.435	839,003
2,414	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%[6]	(NR, Ba1)	02/28/30	6.435	2,399,182
					98,145,324
Specialty Retail (0.2%)
1,870	Mister Car Wash Holdings, Inc., 1 mo. USD Term SOFR + 3.000%[6]	(B, B2)	03/27/31	7.685	1,874,068
Steel Producers/Products (0.1%)
742	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%[6]	(B-, B3)	10/12/28	8.898	744,203
Support—Services (3.0%)
528	Albion Financing 3 SARL, 3 mo. USD Term SOFR + 4.250%[6]	(BB-, B1)	08/16/29	9.096	530,270
995	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%[6]	(B, B3)	05/12/28	8.535	994,026
775	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 3.750%[6]	(B-, B1)	11/01/30	8.435	779,589
2,500	Belron Finance 2019 LLC, 1 mo. USD Term SOFR + 2.750%[6]	(BB-, Ba3)	10/16/31	7.495	2,512,500
23	Chrysaor Bidco SARL[7]	(B, B3)	05/14/31	0.000	22,685
305	Chrysaor Bidco SARL[7]	(B, B3)	07/17/31	0.000	306,739
705	Construction Partners, Inc.[5,7]	(B+, B1)	10/29/31	0.000	706,560
1,709	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%[6]	(B-, B2)	06/02/28	8.300	1,703,872
1,990	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%[6]	(B-, B3)	12/29/27	8.800	1,984,715
1,558	KUEHG Corp., 3 mo. USD Term SOFR + 3.250%[6]	(NR, NR)	06/12/30	7.839	1,563,646
830	LaserShip, Inc., 3 mo. USD Term SOFR + 7.500%[6,9]	(C, Ca)	05/07/29	12.104	193,558
2,086	LaserShip, Inc., 3 mo. USD Term SOFR + 4.500%[6,9]	(CCC-, Caa2)	05/07/28	9.365	902,380
2,564	Nuvei Technologies Corp.[7]	(B+, B1)	07/18/31	0.000	2,558,912
1,758	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 3.000%[6]	(BB-, Ba3)	12/19/30	7.785	1,756,320
593	Paint Intermediate III LLC, U.S. (Fed) Prime Rate + 2.000%[5,6]	(B, B2)	09/11/31	10.000	592,921
536	Savage Enterprises LLC, 1 mo. USD Term SOFR + 3.000%[6]	(BB-, B1)	09/15/28	7.685	538,695
1,386	Synechron, Inc., 3 mo. USD Term SOFR + 3.750%[5,6]	(B+, B1)	10/03/31	8.360	1,380,818
2,039	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 2.250%[6]	(BB, Ba3)	08/31/28	6.935	2,042,358
390	Teneo Holdings LLC, 1 mo. USD Term SOFR + 4.750%[6]	(B, B2)	03/13/31	9.435	390,473
2,479	Trans Union LLC, 1 mo. USD Term SOFR + 1.750%[6]	(BBB-, Ba2)	06/24/31	6.435	2,478,112
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%[5,6]	(CCC, Caa3)	11/02/28	13.347	360,000
1,471	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%[6]	(B-, B3)	10/30/28	8.865	1,453,071
					25,752,220
Tech Hardware & Equipment (1.0%)
3,137	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[6]	(B, Caa2)	05/25/28	9.569	2,279,556
638	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%[6]	(B+, B1)	05/25/28	9.569	463,637
247	CommScope, Inc., 1 mo. USD Term SOFR + 3.250%[6]	(CCC+, B3)	04/06/26	8.050	242,510
1,056	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[5,6]	(B+, B1)	02/28/28	7.935	1,062,371
4,245	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.000%[6]	(BB+, Ba2)	03/02/27	6.846	4,249,033
					8,297,107
Telecom—Wireless (0.2%)
1,746	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%[6]	(BBB-, Ba2)	01/25/31	6.440	1,745,536

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(concluded)
Telecom—Wireline Integrated & Services (0.8%)
$1,161	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%[6]	(B-, Caa1)	10/31/27	9.656	$1,056,860
981	Altice France SA, 3 mo. USD Term SOFR + 5.500%[6]	(CCC+, Caa1)	08/15/28	10.147	788,408
879	Altice France SA, 6 mo. USD LIBOR + 3.688%[6]	(CCC+, Caa1)	01/31/26	8.370	755,922
2,032	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%[6]	(NR, B1)	08/01/29	10.854	1,901,145
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%[6]	(B+, Ba3)	01/31/29	8.150	976,320
1,000	Virgin Media Bristol LLC[7]	(B+, Ba3)	01/31/28	0.000	972,690
					6,451,345
Theaters & Entertainment (1.9%)
3,127	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.000%[6]	(BB-, Ba3)	08/27/28	7.685	3,140,701
8,386	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%[6]	(BB, Ba3)	04/29/26	7.638	8,403,845
4,704	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%[6]	(BB-, B3)	05/18/25	7.435 - 7.550	4,711,624
					16,256,170
	Total bank loans (Cost $474,676,770)				467,272,423
Asset backed securities (3.1%)
Collateralized Debt Obligations (3.1%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662%[1,6]	(NR, Ba3)	07/20/34	12.279	1,345,943
2,000	Arbour CLO VII DAC, Rule 144A, 3 mo. EURIBOR + 0.980%[1,3,4,6]	(AAA, NR)	03/15/33	4.461	2,173,106
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702%[1,6]	(NR, Baa3)	01/20/35	8.319	1,007,230
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500%[1,6]	(NR, NR)	07/14/36	8.156	2,541,747
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD Term SOFR + 4.562%[1,6]	(BBB-, NR)	08/20/32	9.690	993,335
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 6.262%[1,6]	(BB-, NR)	07/20/29	10.879	965,387
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 5.462%[1,6]	(BB-, NR)	01/15/30	10.118	967,228
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD Term SOFR + 5.662%[1,6]	(BB-, NR)	07/27/31	10.279	714,675
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782%[1,6]	(B+, NR)	10/18/30	11.414	1,242,195
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,6]	(B+, NR)	01/18/31	10.744	751,964
2,150	Generate CLO 3 Ltd., Rule 144A, 3 mo. USD Term SOFR + 4.900%[1,6]	(BBB-, NR)	10/20/36	9.517	2,182,279
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,6]	(BB-, NR)	01/27/31	10.737	1,231,768
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A1,9	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%[1,6]	(BB-, NR)	10/20/34	11.989	991,705
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762%[1,6]	(NR, Ba3)	10/16/30	10.409	502,576
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%[1,6]	(NR, Ba1)	01/22/35	10.643	1,005,020
2,500	Octagon Investment Partners 38 Ltd., 2018-1A, Rule 144A, 3 mo. USD Term SOFR + 4.650%[1,6]	(NR, NR)	10/20/37	9.776	2,537,341
3,000	Strata CLO II Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 4.410%[1,6]	(BBB-, NR)	10/20/33	9.027	3,028,748
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412%[1,6]	(NR, Ba3)	07/20/30	11.029	348,897
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762%[1,6]	(NR, Ba1)	10/20/31	8.379	1,008,963
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%[1,6]	(BBB-, NR)	07/14/31	8.268	502,021
	Total asset backed securities (Cost $26,525,063)				26,042,203
Shares
Common stocks (0.9%)
Auto Parts & Equipment (0.0%)
23,475	Jason, Inc.[11]				211,277
Cable & Satellite TV (0.0%)
54,000	Altice USA, Inc., Class A11				131,220

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Shares		Value
Common stocks—(concluded)
Chemicals (0.1%)
25,202	Proppants Holdings LLC[4,5,9]	$504
6,341	Utex Industries	221,142
		221,646
Energy—Exploration & Production (0.0%)
37,190	PES Energy, Class A4,5,9,11	372
Metals & Mining—Excluding Steel (0.3%)
1,100,000	Taseko Mines Ltd.[11]	2,438,394
Personal & Household Products (0.0%)
29,405	Dream Well, Inc.[11]	169,079
29,405	Serta Simmons Bedding Equipment Co.[4,5,11]	0
		169,079
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.[11]	1,865
Private Placement (0.0%)
127,439,226	Technicolor Creative Studios SA11,14	207,532
Recreation & Travel (0.5%)
196,081	Cineworld Group PLC[11]	4,362,802
Specialty Retail (0.0%)
66	Eagle Investments Holding Co. LLC, Class B4,5,11	1
	Total common stocks (Cost $7,498,837)	7,744,188
Warrants (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/08/2026[4,5,9,11]	0
Investments & Misc. Financial Services (0.0%)
2,847	Altisource Solutions SARL, expires 05/31/2027[4,5,11]	3,388
6,000	Movella Holdings, Inc., expires 12/31/2027[4,5,11]	0
2,500	Northern Star Investment Corp. IV, expires 12/31/2027[4,5,11]	7
		3,395
Software—Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/2029[11]	555
	Total warrants (Cost $21,320)	3,950
Short-term investments (8.9%)
45,341,156	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.81%	45,341,156
30,499,255	State Street Navigator Securities Lending Government Money Market Portfolio, 4.86%[15]	30,499,255
	Total short-term investments (Cost $75,840,411)	75,840,411
	Total investments at value (107.6%) (Cost $917,431,468)	913,052,828
	Liabilities in Excess of Other Assets (-7.6%)	(64,532,040)
	Net assets (100.0%)	$848,520,788

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $358,370,094 or 42.2% of net assets.

2  Security or portion thereof is out on loan (See Note 2-K).

3  This security is denominated in Euro.

4  Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

5  Security is valued using significant unobservable inputs.

6  Variable rate obligation—The interest rate shown is the rate in effect as of October 31, 2024. The rate may be subject to a cap and floor.

7  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2024.

8  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

9  Illiquid security.

10  Bond is currently in default.

11  Non-income producing security.

12  All or a portion is an unfunded loan commitment (See Note 2-J).

13  This security is denominated in British Pound.

14  Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

15  Represents security purchased with cash collateral received for securities on loan.

Investment abbreviations

1 mo. = 1 month

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
USD	2,849,965	CAD	3,828,000	10/07/25	Deutsche Bank AG	$(2,849,965)	$(2,777,515)	$72,450
USD	2,643,316	EUR	2,361,738	10/07/25	Morgan Stanley	(2,643,316)	(2,605,829)	37,487
USD	877,014	GBP	675,633	10/07/25	Morgan Stanley	(877,014)	(866,766)	10,248
Total unrealized appreciation								$120,185

Credit Suisse Strategic Income Fund

Schedule of Investments

October 31, 2024

Forward foreign currency contracts—(concluded)

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
CAD	198,000	USD	145,210	10/07/25	Deutsche Bank AG	$145,210	$143,665	$(1,545)
USD	2,292,948	EUR	2,079,544	10/07/25	Deutsche Bank AG	(2,292,948)	(2,294,470)	(1,522)
Total unrealized depreciation								$(3,067)
Total net unrealized appreciation/(depreciation)								$117,118

Currency abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statement of assets and liabilities
October 31, 2024

Assets:
Investments at value, including collateral for securities on loan of $30,499,255 (Cost $917,431,468) (Note 2)	$913,052,828[1]
Cash	1,949,963
Foreign currency at value (Cost $50,815)	51,095
Interest receivable	9,294,198
Receivable for investments sold	5,950,062
Receivable for Fund shares sold	3,684,281
Unrealized appreciation on forward foreign currency contracts (Note 2)	120,185
Prepaid expenses and other assets	113,701
Total assets	934,216,313
Liabilities:
Investment advisory fee payable (Note 3)	1,404,952
Administrative services fee payable (Note 3)	85,625
Shareholder servicing/Distribution fee payable (Note 3)	53,088
Payable for investments purchased	49,657,444
Payable upon return of securities loaned (Note 2)	30,499,255
Payable for Fund shares redeemed	1,997,289
Dividend payable	1,305,356
Unfunded loan commitments (Note 2)	343,952
Trustees' fee payable	28,135
Unrealized depreciation on forward foreign currency contracts (Note 2)	3,067
Accrued expenses	317,362
Total liabilities	85,695,525
Net assets:
Capital stock, $.001 par value (Note 6)	88,980
Paid-in capital (Note 6)	892,579,140
Total distributable earnings (loss)	(44,147,332)
Net assets	$848,520,788
I Shares
Net assets	$740,430,637
Shares outstanding	77,647,780
Net asset value, offering price and redemption price per share	$9.54
A Shares
Net assets	$58,890,264
Shares outstanding	6,175,895
Net asset value and redemption price per share	$9.54
Maximum offering price per share (net asset value/(1-4.75%))	$10.02
C Shares
Net assets	$49,199,887
Shares outstanding	5,155,996
Net asset value, offering price and redemption price per share	$9.54

1  Includes $29,798,551 of securities on loan.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statement of operations
For the year ended October 31, 2024

Investment income:
Interest	$51,988,209
Dividends	10,662
Other Income	1,958
Securities lending (net of rebates)	119,981
Total investment income	52,120,810
Expenses:
Investment advisory fees (Note 3)	5,115,342
Administrative services fees (Note 3)	148,915
Shareholder servicing/Distribution fees (Note 3)
Class A	106,919
Class C	382,898
Transfer agent fees	531,658
Custodian fees	169,029
Trustees' fees	109,603
Legal fees	108,991
Commitment fees (Note 4)	105,334
Registration fees	96,055
Audit and tax fees	50,600
Printing fees	43,031
Insurance expense	10,838
Miscellaneous expense	9,132
Total expenses	6,988,345
Less: fees waived and expenses reimbursed (Note 3)	(1,687,671)
Net expenses	5,300,674
Net investment income	46,820,136
Net realized and unrealized gain (loss) from investments, foreign currency and forward foreign currency contracts:
Net realized loss from investments	(950,358)
Net realized loss from foreign currency transactions	(29,750)
Net realized loss from forward foreign currency contracts	(62,015)
Net change in unrealized appreciation (depreciation) from investments	23,473,131
Net change in unrealized appreciation (depreciation) from foreign currency translations	2,538
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	117,273
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	22,550,819
Net increase in net assets resulting from operations	$69,370,955

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statements of changes in net assets

	For the year ended October 31, 2024	For the year ended October 31, 2023
From operations:
Net investment income	$46,820,136	$25,775,883
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(1,042,123)	(18,387,719)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	23,592,942	24,337,697
Net increase in net assets resulting from operations	69,370,955	31,725,861
From distributions:
From distributable earnings
Class I	(40,990,878)	(21,861,973)
Class A	(3,219,628)	(1,766,502)
Class C	(2,611,178)	(2,146,176)
Net decrease in net assets resulting from distributions	(46,821,684)	(25,774,651)
From capital share transactions (Note 6):
Proceeds from sale of shares	624,227,892	253,132,745
Reinvestment of distributions	38,220,961	23,268,008
Net asset value of shares redeemed	(209,711,466)	(324,419,661)
Net increase (decrease) in net assets from capital share transactions	452,737,387	(48,018,908)
Net increase (decrease) in net assets	475,286,658	(42,067,698)
Net assets:
Beginning of year	373,234,130	415,301,828
End of year	$848,520,788	$373,234,130

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class I share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$9.08	$8.91	$10.12	$9.57	$9.88
Investment operations:
Net investment income[1]	0.74	0.75	0.47	0.40	0.51
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.46	0.17	(1.20)	0.56	(0.31)
Total from investment operations	1.20	0.92	(0.73)	0.96	0.20
Less dividends:
Dividends from net investment income	(0.74)	(0.75)	(0.48)	(0.41)	(0.51)
Total dividends	(0.74)	(0.75)	(0.48)	(0.41)	(0.51)
Net asset value, end of year	$9.54	$9.08	$8.91	$10.12	$9.57
Total return[2]	13.61%	10.57%	(7.41)%	10.11%	2.21%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$740,431	$316,613	$363,915	$420,435	$190,537
Ratio of net expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.80%
Ratio of net investment income to average net assets	7.77%	8.14%	4.88%	3.93%	5.33%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.28%	0.31%	0.29%	0.26%	0.31%
Portfolio turnover rate[3]	44%	73%	56%	46%	34%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class A share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$9.08	$8.91	$10.13	$9.57	$9.88
Investment operations:
Net investment income[1]	0.71	0.72	0.44	0.38	0.49
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.47	0.18	(1.21)	0.56	(0.31)
Total from investment operations	1.18	0.90	(0.77)	0.94	0.18
Less dividends:
Dividends from net investment income	(0.72)	(0.73)	(0.45)	(0.38)	(0.49)
Total dividends	(0.72)	(0.73)	(0.45)	(0.38)	(0.49)
Net asset value, end of year	$9.54	$9.08	$8.91	$10.13	$9.57
Total return[2]	13.34%	10.30%	(7.73)%	9.95%	1.96%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$58,890	$25,795	$21,933	$31,102	$34,254
Ratio of net expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.05%
Ratio of net investment income to average net assets	7.52%	7.90%	4.62%	3.78%	5.10%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.28%	0.31%	0.29%	0.26%	0.31%
Portfolio turnover rate[3]	44%	73%	56%	46%	34%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class C share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$9.08	$8.92	$10.13	$9.57	$9.88
Investment operations:
Net investment income[1]	0.65	0.66	0.37	0.31	0.41
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.46	0.16	(1.20)	0.56	(0.31)
Total from investment operations	1.11	0.82	(0.83)	0.87	0.10
Less dividends:
Dividends from net investment income	(0.65)	(0.66)	(0.38)	(0.31)	(0.41)
Total dividends	(0.65)	(0.66)	(0.38)	(0.31)	(0.41)
Net asset value, end of year	$9.54	$9.08	$8.92	$10.13	$9.57
Total return[2]	12.50%	9.36%	(8.32)%	9.13%	1.19%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$49,200	$30,826	$29,454	$39,867	$42,566
Ratio of net expenses to average net assets	1.79%	1.79%	1.79%	1.79%	1.80%
Ratio of net investment income to average net assets	6.82%	7.19%	3.89%	3.03%	4.35%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.28%	0.31%	0.29%	0.26%	0.31%
Portfolio turnover rate[3]	44%	73%	56%	46%	34%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Fund's prior shareholder reports, including the Fund's investment portfolio, financial statements and financial highlights, does not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments had a compliance date of July 24, 2024.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

"round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$335,841,229	$308,424	$336,149,653
Bank Loans	—	431,456,113	35,816,310	467,272,423
Asset Backed Securities	—	26,042,203	—	26,042,203

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$7,743,311	$877	$7,744,188
Warrants	—	555	3,395	3,950
Short-term Investments	75,840,411	—	—	75,840,411
	$75,840,411	$801,083,411	$36,129,006	$913,052,828
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$120,185	$—	$120,185
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,067	$—	$3,067

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of October 31, 2024 for which significant unobservable inputs were used in determining fair value.

	Corporate bonds	Bank loans	Common stocks	Warrants	Total
Balance as of October 31, 2023	$71,931	$12,193,802	$255,199	$8,996	$12,529,928
Accrued discounts (premiums)	—	125,249	—	—	125,249
Purchases	244,021	37,549,084	—	—	37,793,105
Sales	(3,750)	(7,704,667)	(38)	—	(7,708,455)
Realized gain (loss)	3,750	(650,816)	(4,876)	—	(651,942)
Change in unrealized appreciation (depreciation)	(7,528)	528,983	(38,131)	(5,608)	477,716
Transfers into Level 3	—	612,665	—	7	612,672
Transfers out of Level 3	—	(6,837,990)	(211,277)	—	(7,049,267)
Balance as of October 31, 2024	$308,424	$35,816,310	$877	$3,395	$36,129,006
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2024	$(1,902)	$166,644	$—	$(5,608)	$159,134

	Quantitative disclosure about significant unobservable inputs
Asset class	Fair value at October 31, 2024	Valuation technique	Unobservable input	Price range (Weighted average)*
Corporate Bonds	$235,437	Income Approach	Expected Remaining Distribution	$0.54 – $1.09 ($0.95)
	72,987	Recent Transactions	Trade Price	1.09 (1.09)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	35,816,310	Vendor Pricing	Single Broker Quote	0.01 – 1.01 (1.00)
Common Stocks	877	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
Warrants	3,395	Income Approach	Expected Remaining Distribution	0.00 – 1.19 (1.19)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly,

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2024, $612,672 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $7,049,267 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2024 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2024.

Primary underlying risk	Derivative assets	Derivative liabilities	Realized gain (Loss)	Net change in unrealized appreciation (depreciation)
Foreign currency exchange rate
Forward contracts	$120,185	$3,067	$(62,015)	$117,273

For the year ended October 31, 2024, the Fund held an average monthly value on a net basis of $7,915,293 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2024:

Counterparty	Gross amount of derivative assets presented in the statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral received	Cash collateral received	Net amount of derivative assets
Deutsche Bank AG	$72,450	$(3,067)	$—	$—	$69,383
Morgan Stanley	47,735	—	—	—	47,735
	$120,185	$(3,067)	$—	$—	$117,118

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2024:

Counterparty	Gross amount of derivative liabilities presented in the statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged	Cash collateral pledged	Net amount of derivative liabilities
Deutsche Bank AG	$3,067	$(3,067)	$—	$—	$—

a  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended October 31, 2024, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES—The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2024, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2024 are disclosed in the Schedule of Investments.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

J) UNFUNDED LOAN COMMITMENTS—The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2024, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment
Focus Financial Partners LLC	09/15/31	0.000%	$165,256
The Action Environmental Group, Inc.	10/24/30	2.000	178,696

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2024, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned securities	Market value of cash collateral
$29,798,551	$30,499,255

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2024.

Gross amounts not offset in the statement of assets and liabilities

Gross asset amounts presented in the statement of assets and liabilities[a]	Collateral received[b]	Net amount
$29,798,551	$(29,798,551)	$—

a  Represents market value of loaned securities at year end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the year ended October 31, 2024, total earnings received in connection with securities lending arrangements was $658,249, of which $498,339 was

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

rebated to borrowers (brokers). The Fund retained $119,981 in income, and SSB, as lending agent, was paid $39,929.

L) OTHER—The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

The United Kingdom's Financial Conduct Authority (the "FCA"), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The Secured Overnight Financing Rate, or "SOFR," is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement ("repo") market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

Note 3. Transactions with affiliates and related parties

Credit Suisse Asset Management, LLC ("Credit Suisse") served as investment adviser and co-administrator for the Fund through April 30, 2024. On May 1, 2024, Credit Suisse merged into UBS AM, with UBS AM as the surviving entity, and UBS AM became the investment manager to the Fund. For its investment advisory and administration services, UBS AM is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the year ended October 31, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by UBS AM were $5,115,342 and $1,687,671, respectively. Effective November 12, 2019, UBS AM contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM for management fees previously waived and/or for expenses previously paid by UBS AM, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026. For the year ended October 31, 2024, there was no recoupment.

The amounts waived and reimbursed by UBS AM, which are available for potential future recoupment by UBS AM, and the expiration schedule at October 31, 2024 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$3,427,094	$1,142,709	$821,815	$1,462,570
Class A	265,022	78,116	68,421	118,485
Class C	300,554	102,580	91,358	106,616
Totals	$3,992,670	$1,323,405	$981,594	$1,687,671

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, served as sub-investment advisor to the Fund directly through April 30, 2024. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares through April 30, 2024. On May 1, 2024, UBS AM (US) replaced CSSU as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2024, the Fund paid Rule 12b-1 distribution fees of $106,919 for Class A shares and $382,898 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2024, UBS AM (US) and its affiliates advised the Fund that they retained $29,972 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM or its affiliates acting in the capacity as broker-dealer. UBS AM or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2024 and for the year ended October 31, 2024, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the year ended October 31, 2024, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and sales of securities

For the year ended October 31, 2024, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$683,622,047	$251,543,019	$0	$0

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	57,879,665	$547,749,627	22,998,520	$210,846,122
Shares issued in reinvestment of distributions	3,470,502	32,917,961	2,133,728	19,560,498
Shares redeemed	(18,576,880)	(176,246,445)	(31,089,579)	(282,854,090)
Net increase (decrease)	42,773,287	$404,421,143	(5,957,331)	$(52,447,470)

	Class A
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	5,862,804	$55,519,580	3,808,781	$35,081,977
Shares issued in reinvestment of distributions	302,621	2,870,995	175,926	1,613,666
Shares redeemed	(2,830,860)	(26,836,335)	(3,603,778)	(33,123,535)
Net increase	3,334,565	$31,554,240	380,929	$3,572,108

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

	Class C
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	2,207,015	$20,958,685	785,243	$7,204,646
Shares issued in reinvestment of distributions	256,397	2,432,005	228,207	2,093,844
Shares redeemed	(700,475)	(6,628,686)	(922,901)	(8,442,036)
Net increase	1,762,937	$16,762,004	90,549	$856,454

On October 31, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	6	78%
Class A	5	70%
Class C	6	93%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income tax information and distributions to shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2024 and 2023, respectively, was as follows:

Ordinary income
2024	2023
$46,821,684	$25,774,651

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, forward contracts marked to market, and premium amortization accruals.

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(39,330,286)
Undistributed ordinary income	1,180,849
Unrealized depreciation	(4,682,351)
Other Temporary Differences	(1,315,544)
$(44,147,332)

At October 31, 2024, the Fund had $2,111,461 of unlimited short-term capital loss carryforwards and $37,218,825 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

Credit Suisse Strategic Income Fund

Notes to Financial Statements

October 31, 2024

At October 31, 2024, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$917,854,383
Unrealized appreciation	$12,649,879
Unrealized depreciation	(17,449,628)
Net unrealized appreciation (depreciation)	$(4,799,749)

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent events

In preparing the financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Credit Suisse Strategic Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Credit Suisse Strategic Income Fund (the "Fund") (one of the funds constituting Credit Suisse Opportunity Funds (the "Trust")), including the schedule of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, the financial highlights for the year then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Credit Suisse Opportunity Funds) at October 31, 2024, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statement of changes in net assets for the year ended October 31, 2023, and the financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated December 27, 2023, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
December 26, 2024

Credit Suisse Strategic Income Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

UBS Asset Management (US) Inc., DISTRIBUTOR.

P.O. Box 219916, Kansas City, Mo 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

SIF-AR-1024

Credit Suisse Multialternative Strategy Fund

Annual Financial Statements | October 31, 2024

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant to an internal merger between Credit Suisse Asset Management, LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

	Shares	Value
Common stocks: (9.4%)
Austria: (0.1%)
Banks: (0.1%)
BAWAG Group AG1	2,083	$161,141
Belgium: (0.1%)
Consumer Staples Distribution & Retail: (0.1%)
Colruyt Group NV	3,464	161,334
Financial Services: (0.0%)
Groupe Bruxelles Lambert NV	2,071	149,350
		310,684
Bermuda: (0.1%)
Insurance: (0.1%)
Aegon Ltd.	25,115	158,215
Canada: (1.3%)
Banks: (0.3%)
Canadian Western Bank	14,067	577,736
Insurance: (0.1%)
iA Financial Corp., Inc.	1,854	150,879
Metals & Mining—Excluding Steel: (0.8%)
SilverCrest Metals, Inc.[2]	107,930	1,097,648
Stelco Holdings, Inc.	17,183	839,828
		1,937,476
Oil, Gas & Consumable Fuels: (0.1%)
Imperial Oil Ltd.	2,102	156,676
MEG Energy Corp.	8,259	150,788
		307,464
		2,973,555
Denmark: (0.1%)
Marine Transportation: (0.1%)
AP Moller—Maersk AS, Class B	96	151,580
Textiles, Apparel & Luxury Goods: (0.0%)
Pandora AS	980	147,909
		299,489
France: (1.0%)
Consumer Staples Distribution & Retail: (0.1%)
Carrefour SA3	9,462	149,975
Financial Services: (0.1%)
Eurazeo SE	1,964	149,511
Hotels, Restaurants & Leisure: (0.1%)
Accor SA	3,714	168,168
Independent Power and Renewable Electricity Producers: (0.7%)
Neoen SA1	40,592	1,743,031
		2,210,685
	Shares	Value
Common stocks—(continued)
Germany: (0.3%)
Automobiles: (0.1%)
Mercedes-Benz Group AG	2,532	$153,524
Banks: (0.1%)
Commerzbank AG	8,777	155,365
Machinery: (0.1%)
GEA Group AG	3,067	150,776
Trading Companies & Distributors: (0.0%)
Brenntag SE	2,247	146,296
		605,961
Ireland: (0.1%)
Banks: (0.1%)
AIB Group PLC	28,220	150,997
Bank of Ireland Group PLC	14,486	134,000
		284,997
Italy: (0.1%)
Banks: (0.1%)
UniCredit SpA	5,452	240,726
Netherlands: (0.3%)
Automobiles: (0.1%)
Stellantis NV	11,675	159,666
Banks: (0.0%)
ING Groep NV	8,902	150,779
Consumer Staples Distribution & Retail: (0.0%)
Koninklijke Ahold Delhaize NV	4,669	153,772
Financial Services: (0.1%)
EXOR NV	1,507	158,861
Professional Services: (0.1%)
Wolters Kluwer NV	957	160,545
		783,623
Norway: (0.1%)
Food Products: (0.1%)
Salmar ASA	3,083	156,343
Oil, Gas & Consumable Fuels: (0.0%)
Equinor ASA	6,399	151,638
		307,981
Portugal: (0.1%)
Oil, Gas & Consumable Fuels: (0.1%)
Galp Energia SGPS SA, B Shares	8,623	147,099
Spain: (0.1%)
Banks: (0.0%)
Banco Santander SA3	31,261	152,428
Oil, Gas & Consumable Fuels: (0.1%)
Repsol SA	12,392	154,828
		307,256

1

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

	Shares	Value
Common stocks—(continued)
Sweden: (0.1%)
Machinery: (0.1%)
Trelleborg AB Class B	4,199	$139,086
United Kingdom: (0.9%)
Aerospace & Defense: (0.1%)
Melrose Industries PLC	26,466	161,610
Banks: (0.1%)
Barclays PLC	53,710	164,163
HSBC Holdings PLC	18,022	164,919
NatWest Group PLC	35,070	165,681
Standard Chartered PLC	15,209	175,849
		670,612
Diversified Consumer Services: (0.1%)
Pearson PLC	11,900	174,228
Hotels, Restaurants & Leisure: (0.1%)
Whitbread PLC	3,848	149,273
Household Durables: (0.1%)
Berkeley Group Holdings PLC	2,555	145,371
Media: (0.1%)
Informa PLC	14,705	153,168
Multi-Utilities: (0.1%)
Centrica PLC	104,729	158,069
Oil, Gas & Consumable Fuels: (0.1%)
BP PLC	30,791	150,150
Shell PLC	4,900	164,600
		314,750
Tobacco: (0.1%)
Imperial Brands PLC	5,550	166,994
		2,094,075
	Shares	Value
Common stocks—(concluded)
United States: (4.6%)
Banks: (1.6%)
CrossFirst Bankshares, Inc.[2]	19,919	$312,728
First Bancshares, Inc.	10,791	361,175
Heartland Financial USA, Inc.	24,326	1,447,397
Independent Bank Group, Inc.	21,210	1,237,816
Premier Financial Corp.	13,513	333,230
		3,692,346
Consumer Finance: (0.5%)
Discover Financial Services	7,724	1,146,473
Energy Equipment & Services: (0.5%)
ChampionX Corp.	43,859	1,237,701
Healthcare Equipment & Supplies: (0.7%)
Axonics, Inc.[2]	24,134	1,696,620
Metals & Mining—Excluding Steel: (0.2%)
U.S. Steel Corp.	12,490	485,237
Oil, Gas & Consumable Fuels: (0.7%)
Marathon Oil Corp.	57,700	1,598,290
Software: (0.4%)
ANSYS, Inc.[2]	2,721	871,836
		10,728,503
Total common stocks (cost $20,976,918)		21,753,076
Exchange-Traded Funds: (0.1%)
United States: (0.1%)
Commingled Fund: (0.0%)
iShares 7-10 Year Treasury Bond ETF	79	7,467
Financial Services: (0.1%)
iShares MSCI U.K. ETF[3]	8,483	301,571
Total exchange-traded funds (cost $324,331)		309,038
Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
United States Treasury obligations: (48.8%)
$15,000	U.S. Treasury Bills[4]	(AA+, Aaa)	11/29/24	4.831	$14,946,316
7,000	U.S. Treasury Bills[4]	(AA+, Aaa)	12/26/24	4.615	6,951,203
7,000	U.S. Treasury Bills[4]	(AA+, Aaa)	01/23/25	4.710	6,928,424
15,000	U.S. Treasury Bills[4]	(AA+, Aaa)	02/20/25	4.830	14,795,459
7,000	U.S. Treasury Bills[3,4]	(AA+, Aaa)	03/20/25	4.909	6,882,108
7,000	U.S. Treasury Bills[4]	(AA+, Aaa)	04/17/25	4.881	6,859,860
15,000	U.S. Treasury Bills[4]	(AA+, Aaa)	05/15/25	4.848	14,658,242
7,000	U.S. Treasury Bills[4]	(AA+, Aaa)	06/12/25	4.790	6,819,813
7,000	U.S. Treasury Bills[4]	(AA+, Aaa)	07/10/25	4.301	6,799,141
15,000	U.S. Treasury Bills[4]	(AA+, Aaa)	08/07/25	4.090	14,518,493

2

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
United States Treasury obligations—(concluded)
$7,000	U.S. Treasury Bills[4]	(AA+, Aaa)	09/04/25	3.816	$6,753,402
7,000	U.S. Treasury Bills[4]	(AA+, Aaa)	10/02/25	4.084	6,733,777
	Total United States Treasury obligations (Cost $113,522,909)				$113,646,238
				Shares
Short-term investments: (15.9%)
	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.81%			31,468,544	31,468,544
	State Street Navigator Securities Lending Government Money Market Portfolio, 4.86%[5]			5,458,410	5,458,410
	Total short-term investments (Cost $36,926,954)				36,926,954
	Total investments at value (74.2%) (Cost $171,751,112)				172,635,306
	Other Assets In Excess of Liabilities (25.8%)				60,074,846
	Net assets (100.0%)				$232,710,152

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $1,904,172 or 0.8% of net assets.

2  Non-income producing security.

3  Security or portion thereof is out on loan (See Note 2-M).

4  Securities are zero coupon. Rate presented is cost yield as of October 31, 2024.

5  Represents security purchased with cash collateral received for securities on loan.

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
CHF	2,506,732	USD	2,900,136	11/20/24	JPMorgan Chase	$2,900,136	$2,904,000	$3,864
EUR	968,266	USD	1,045,007	11/20/24	BNP Paribas	1,045,007	1,051,892	6,885
USD	1,233,030	AUD	1,849,461	11/20/24	Goldman Sachs	(1,233,030)	(1,211,609)	21,421
USD	2,179,722	CAD	2,999,001	11/19/24	BNP Paribas	(2,179,722)	(2,152,654)	27,068
USD	2,911,012	CHF	2,506,732	11/20/24	JPMorgan Chase	(2,911,012)	(2,904,000)	7,012
USD	1,054,289	EUR	968,266	11/20/24	JPMorgan Chase	(1,054,289)	(1,051,892)	2,397
USD	1,780,301	GBP	1,376,042	11/20/24	JPMorgan Chase	(1,780,301)	(1,769,064)	11,237
USD	594,061	NOK	6,535,519	11/20/24	BNP Paribas	(594,061)	(592,566)	1,495
USD	928,879	NZD	1,546,789	11/20/24	BNP Paribas	(928,879)	(920,664)	8,215
USD	90,841	SEK	961,476	11/20/24	BNP Paribas	(90,841)	(89,925)	916
Total unrealized appreciation								$90,510

3

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Forward foreign currency contracts—(concluded)

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
AUD	1,849,461	USD	1,226,380	11/20/24	JPMorgan Chase	$1,226,380	$1,211,609	$(14,771)
CAD	2,999,001	USD	2,167,462	11/19/24	JPMorgan Chase	2,167,462	2,152,654	(14,808)
GBP	1,376,042	USD	1,788,661	11/20/24	BNP Paribas	1,788,661	1,769,064	(19,597)
JPY	66,960,565	USD	449,098	11/20/24	JPMorgan Chase	449,098	440,439	(8,659)
NOK	6,535,519	USD	598,521	11/20/24	BNP Paribas	598,521	592,566	(5,955)
NZD	1,546,789	USD	937,058	11/20/24	JPMorgan Chase	937,058	920,664	(16,394)
SEK	961,476	USD	91,748	11/20/24	BNP Paribas	91,748	89,925	(1,823)
USD	439,651	JPY	66,960,565	11/20/24	JPMorgan Chase	(439,651)	(440,439)	(788)
Total unrealized depreciation								$(82,795)
Total net unrealized appreciation/(depreciation)								$7,715

Futures contracts

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase
Agriculture
Coffee "C" Futures	USD	Mar 2025	5	$465,335	$460,312	$(5,023)
Corn Futures	USD	Mar 2025	26	557,610	553,800	(3,810)
Cotton No. 2 Futures	USD	Mar 2025	4	144,688	143,660	(1,028)
Wheat Futures	USD	Mar 2025	16	472,715	472,200	(515)
						$(10,376)
Energy
Brent Crude Oil Futures	USD	Jan 2025	11	790,797	794,200	$3,403
Foreign Exchange Contracts
GBP Currency Futures	USD	Dec 2024	28	2,283,959	2,254,175	$(29,784)
Index Contracts
E-Mini S&P Consumer Discretionary Sector	USD	Dec 2024	2	407,415	400,280	$(7,135)
E-Mini Utilities Select Sector Futures	USD	Dec 2024	6	497,555	486,300	(11,255)
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2024	12	208,605	209,357	752
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2025	131	2,254,414	2,249,923	(4,491)
FTSE 100 Index Futures	GBP	Dec 2024	9	966,866	940,363	(26,503)
Hang Seng Index Futures	HKD	Nov 2024	9	1,194,218	1,177,904	(16,314)
MSCI Emerging Markets Index Futures	USD	Dec 2024	11	649,119	619,575	(29,544)
Nikkei 225 Index Futures OSE	JPY	Dec 2024	2	507,910	512,851	4,941
Russell 2000 E-Mini Index Futures	USD	Dec 2024	41	4,564,850	4,527,630	(37,220)
						$(126,769)

4

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Futures contracts—(continued)

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase (concluded)
Industrial Metals
LME Lead Futures	USD	Nov 2024	47	$2,430,452	$2,338,415	$(92,037)
LME Lead Futures	USD	Jan 2025	13	685,609	655,057	(30,552)
LME Nickel Futures	USD	Nov 2024	74	7,319,115	6,885,392	(433,723)
LME Nickel Futures	USD	Jan 2025	21	2,138,964	1,974,478	(164,486)
LME Primary Aluminum Futures	USD	Nov 2024	203	11,965,152	13,200,988	1,235,836
LME Primary Aluminum Futures	USD	Jan 2025	57	3,699,532	3,724,294	24,762
LME Zinc Futures	USD	Nov 2024	109	7,593,917	8,268,277	674,360
LME Zinc Futures	USD	Jan 2025	30	2,295,295	2,272,808	(22,487)
						$1,191,673
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Dec 2024	489	36,069,898	35,823,246	$(246,652)
10YR CAD Bond Futures	CAD	Dec 2024	236	20,727,938	20,653,280	(74,658)
EURO Bund Futures	EUR	Dec 2024	367	52,924,482	52,513,552	(410,930)
U.S. Treasury 5 Year Note Futures	USD	Dec 2024	21	2,254,965	2,251,922	(3,043)
						$(735,283)
Livestock
Lean Hogs Futures	USD	Feb 2025	7	237,403	238,560	$1,157
Live Cattle Futures	USD	Feb 2025	5	377,016	373,550	(3,466)
						$(2,309)
Precious Metals
Copper Futures	USD	Mar 2025	6	660,604	658,125	$(2,479)
Gold 100 oz. Futures	USD	Feb 2025	8	2,234,532	2,219,200	(15,332)
Silver Futures	USD	Mar 2025	4	682,276	664,780	(17,496)
						$(35,307)
Contracts to sell
Agriculture
Coffee "C" Futures	USD	Dec 2024	(5)	(466,689)	(461,062)	$5,627
Corn Futures	USD	Dec 2024	(26)	(538,790)	(533,975)	4,815
Cotton No. 2 Futures	USD	Dec 2024	(4)	(140,207)	(139,140)	1,067
Wheat Futures	USD	Dec 2024	(16)	(456,423)	(456,400)	23
						$11,532
Energy
Brent Crude Oil Futures	USD	Nov 2024	(11)	(797,428)	(800,910)	$(3,482)
5

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Futures contracts—(concluded)

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to sell (concluded)
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2024	(32)	$(2,102,584)	$(2,104,800)	$(2,216)
CAD Currency Futures	USD	Dec 2024	(59)	(4,290,050)	(4,248,000)	42,050
EUR Currency Futures	USD	Dec 2024	(25)	(3,402,494)	(3,403,125)	(631)
JPY Currency Futures	USD	Dec 2024	(16)	(1,342,023)	(1,322,600)	19,423
						$58,626
Index Contracts
S&P 500 E Mini Index Futures	USD	Dec 2024	(106)	(30,576,706)	(30,414,050)	$162,656
EURO Stoxx 50 Index Futures	EUR	Dec 2024	(108)	(5,730,924)	(5,667,876)	63,048
						$225,704
Industrial Metals
LME Lead Futures	USD	Nov 2024	(47)	(2,384,182)	(2,338,414)	$45,768
LME Lead Futures	USD	Jan 2025	(13)	(681,634)	(655,057)	26,577
LME Nickel Futures	USD	Nov 2024	(74)	(7,296,952)	(6,885,392)	411,560
LME Nickel Futures	USD	Jan 2025	(21)	(2,220,240)	(1,974,478)	245,762
LME Primary Aluminum Futures	USD	Nov 2024	(203)	(12,077,452)	(13,200,989)	(1,123,537)
LME Primary Aluminum Futures	USD	Jan 2025	(57)	(3,693,967)	(3,724,295)	(30,328)
LME Zinc Futures	USD	Nov 2024	(109)	(7,592,978)	(8,268,277)	(675,299)
LME Zinc Futures	USD	Jan 2025	(30)	(2,322,215)	(2,272,807)	49,408
						$(1,050,089)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Dec 2024	(183)	(17,312,694)	(17,301,054)	$11,640
10YR U.S. Treasury Note Futures	USD	Dec 2024	(354)	(39,191,877)	(39,105,937)	85,940
Long Gilt Futures	GBP	Dec 2024	(432)	(53,484,045)	(52,229,869)	1,254,176
						$1,351,756
Livestock
Lean Hogs Futures	USD	Dec 2024	(7)	(230,297)	(234,640)	$(4,343)
Live Cattle Futures	USD	Dec 2024	(5)	(375,624)	(372,600)	3,024
						$(1,319)
Precious Metals
Copper Futures	USD	Dec 2024	(6)	(653,571)	(651,000)	$2,571
Gold 100 oz. Futures	USD	Dec 2024	(8)	(2,214,708)	(2,199,440)	15,268
Silver Futures	USD	Dec 2024	(4)	(673,164)	(655,920)	17,244
						$35,083
Total net unrealized appreciation (depreciation)						$883,059

6

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Total return swap contracts

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized appreciation
USD	$22,746,611	01/24/25	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index	0.00%	Monthly	$—	$23,203	$23,203
USD	666,143	01/27/25	Bank of America	(0.06)%	Bloomberg Agriculture Index	At Maturity	—	5,432	5,432
USD	26,921,441	01/27/25	Bank of America	(4.62)%	ML Most Shorted REIT CS Custom Basket	Monthly	—	666,317	666,317
USD	172,321	01/27/25	Bank of America	ML Least Shorted REIT CS Custom Basket	5.11%	Monthly	—	0	0
USD	28,842,812	01/24/25	Barclays Bank PLC	Barclays EFS Custom Commodity Basket 18	0.00%	At Maturity	—	531,701	531,701
USD	28,397,844	01/24/25	Barclays Bank PLC	Shiller Barclays CAPE US Mid— Month Sector Market Hedged ER Index	0.60%	At Maturity	—	122,924	122,924
USD	17,600,000	12/20/24	BNP Paribas	iBoxx $ Liquid High Yield Index	4.81%	Quarterly	—	72,694	72,694
USD	29,035,756	01/24/25	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index	0.50%	At Maturity	—	245,796	245,796
USD	17,410,861	01/24/25	BNP Paribas	BNP Paribas VOLA Index ER	0.35%	At Maturity	—	20,882	20,882
USD	13,985,445	01/24/25	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index	0.30%	At Maturity	—	77,950	77,950
USD	2,557,507	02/14/25	Citigroup	(4.71)%	Expand Energy Corp.	Monthly	—	55,810	55,810
USD	1,032,251	02/14/25	Citigroup	Juniper Networks, Inc.	5.16%	Monthly	—	3,461	3,461
USD	482,437	02/24/25	Citigroup	(4.71)%	Synopsys, Inc.	Monthly	—	17,620	17,620
USD	319,684	03/07/25	Citigroup	Haynes International, Inc.	5.16%	Monthly	—	2,940	2,940
USD	6,271,094	03/24/25	Citigroup	(4.71)%	Vanguard FTSE Emerging Market	Monthly	—	162,647	162,647
USD	144,625	03/28/25	Citigroup	(4.71)%	Vanguard FTSE Emerging Market	Monthly	—	3,751	3,751
USD	12,096	04/23/25	Citigroup	(4.71)%	Vanguard FTSE Emerging Market	Monthly	—	314	314

7

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Total return swap contracts—(continued)

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized appreciation
USD	$1,371,481	05/05/25	Citigroup	Nuvei Corp. Subordinate VTG	5.16%	Monthly	$—	$9,852	$9,852
USD	1,778,182	05/12/25	Citigroup	Endeavor Group Holding	5.16%	Monthly	—	13,365	13,365
USD	1,385,410	05/12/25	Citigroup	(4.71)%	Schlumberger, Ltd.	Monthly	—	140,715	140,715
USD	1,312,948	07/07/25	Citigroup	Stericycle, Inc.	5.16%	Monthly	—	11,854	11,854
USD	1,585,839	07/07/25	Citigroup	(4.71)%	ConocoPhillips	Monthly	—	32,891	32,891
USD	885,073	08/11/25	Citigroup	Paramount Global	5.16%	Monthly	—	51,358	51,358
USD	338,165	09/01/25	Citigroup	Everi Holdings, Inc.	5.16%	Monthly	—	3,589	3,589
USD	1,672,485	09/08/25	Citigroup	R1 RCM, Inc.	5.16%	Monthly	—	4,705	4,705
USD	33,429	09/19/25	Citigroup	Paramount Global	5.16%	Monthly	—	1,940	1,940
USD	59,957	09/19/25	Citigroup	(4.71)%	ConocoPhillips	Monthly	—	1,243	1,243
USD	52,316	09/19/25	Citigroup	(4.71)%	Schlumberger, Ltd.	Monthly	—	5,314	5,314
USD	12,082	09/19/25	Citigroup	Haynes International, Inc.	5.16%	Monthly	—	111	111
USD	51,819	09/19/25	Citigroup	Nuvei Corp. Subordinate VTG	5.16%	Monthly	—	372	372
USD	239,385	09/19/25	Citigroup	(4.71)%	Vanguard FTSE Emerging Market	Monthly	—	6,209	6,209
USD	18,125	09/19/25	Citigroup	(4.71)%	Synopsys, Inc.	Monthly	—	662	662
USD	49,589	09/19/25	Citigroup	Stericycle, Inc.	5.16%	Monthly	—	448	448
USD	13,150	09/19/25	Citigroup	Everi Holdings, Inc.	5.16%	Monthly	—	140	140
USD	39,003	09/19/25	Citigroup	Juniper Networks, Inc.	5.16%	Monthly	—	131	131
USD	61,018	09/19/25	Citigroup	R1 RCM, Inc.	5.16%	Monthly	—	172	172
USD	67,175	09/19/25	Citigroup	Endeavor Group Holding	5.16%	Monthly	—	505	505
USD	1,449,317	09/22/25	Citigroup	Kellanova	5.16%	Monthly	—	1,979	1,979
USD	972,653	10/13/25	Citigroup	Frontier Communications Parent, Inc.	5.16%	Monthly	—	13,245	13,245
USD	1,755,631	11/03/25	Citigroup	Smartsheet, Inc.	5.16%	Monthly	—	29,102	29,102
USD	1,771,793	11/10/25	Citigroup	Barnes Group, Inc.	5.16%	Monthly	—	5,321	5,321
USD	353,613	11/10/25	Citigroup	Duckhorn Portfolio, Inc.	5.16%	Monthly	—	0	0
USD	1,055,588	11/17/25	Citigroup	Longboard Pharmaceuticals, Inc.	5.16%	Monthly	—	9,041	9,041
USD	1,052,113	11/24/25	Citigroup	Zuora, Inc.	5.16%	Monthly	—	2,326	2,326
USD	334,034	12/01/25	Citigroup	(4.71)%	First Busey Corp.	Monthly	—	10,808	10,808

8

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Total return swap contracts—(continued)

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized appreciation
USD	$34,326,101	01/27/25	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy	0.40%	At Maturity	$—	$64,514	$64,514
USD	30,064,382	01/27/25	Goldman Sachs	Goldman Sachs Commodities Seasonality Index	0.00%	At Maturity	—	88,008	88,008
USD	29,319,826	01/27/25	Goldman Sachs	Goldman Sachs Commodity Strategy Index	0.00%	At Maturity	—	20,045	20,045
USD	28,144,181	01/27/25	Goldman Sachs	Goldman Sachs Commodity COT Strategy COT3	0.00%	At Maturity	—	113,022	113,022
USD	14,040,246	01/27/25	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy	(0.60)%	At Maturity	—	160,558	160,558
USD	26,146,891	01/27/25	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index	0.60%	At Maturity	—	60,785	60,785
USD	29,135,417	01/27/25	JPMorgan Chase	J.P. Morgan Helix 3 Index	0.60%	At Maturity	—	252,839	252,839
USD	10,245,971	01/27/25	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index	0.00%	At Maturity	—	218,668	218,668
USD	28,389,059	01/27/25	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index	0.80%	At Maturity	—	53,245	53,245
USD	4,800,000	01/27/25	JPMorgan Chase	J.P. Morgan EMBI Global Core	5.61%	At Maturity	—	18,969	18,969
USD	11,400,000	01/27/25	JPMorgan Chase	J.P. Morgan EMBI Global Core	5.66%	At Maturity	—	63,959	63,959
USD	10,100,000	12/20/24	Morgan Stanley	iBoxx $ Liquid High Yield Index	4.81%	Quarterly	—	22,016	22,016
USD	28,912,941	01/22/25	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index	0.35%	At Maturity	—	83,069	83,069
USD	17,415,563	01/22/25	Morgan Stanley	GC Intraday Momentum Index(b)	0.10%	At Maturity	—	40,330	40,330
USD	21,580,059	01/22/25	Morgan Stanley	CL Intraday Momentum Index	0.10%	At Maturity	—	156,942	156,942
USD	27,348,885	01/27/25	Societe Generale	SG US Trend Index(a)	0.30%	At Maturity	—	67,575	67,575

9

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Total return swap contracts—(continued)

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized appreciation
USD	$29,153,229	01/27/25	Societe Generale	SGI Coda Index	0.25%	At Maturity	$—	$21,634	$21,634
USD	29,133,056	01/27/25	Societe Generale	SGI VRR US Index—Vol Roll on Rates (USD— Excess Return)	0.25%	At Maturity	—	162,300	162,300
							$—	$4,039,318	$4,039,318
Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized depreciation
USD	$23,372,785	01/27/25	Bank of America	BAML USD Custom Equity Basket	5.37%	Monthly	$—	$(992,966)	$(992,966)
USD	9,863,198	01/27/25	Bank of America	BAML Equity Buyback USD Basket	5.37%	Monthly	—	(177,332)	(177,332)
USD	26,818,610	01/27/25	Bank of America	ML Least Shorted REIT CS Custom Basket	5.22%	Monthly	—	(575,576)	(575,576)
USD	660,949	01/27/25	Bank of America	(0.06)%	Bloomberg Energy Index	At Maturity	—	(2,190)	(2,190)
USD	29,033,920	01/24/25	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index	0.20%	At Maturity	—	(113,312)	(113,312)
USD	25,480,289	01/24/25	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index	0.15%	At Maturity	—	(19,931)	(19,931)
USD	28,755,236	01/24/25	Barclays Bank PLC	Barclays Trend Star Index	0.60%	At Maturity	—	(137,945)	(137,945)
EUR	29,850,212	01/24/25	BNP Paribas	BNP Paribas Equity Low Vol Europe Index	0.00%	At Maturity	—	(233,909)	(233,909)
USD	29,138,999	01/24/25	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index	0.08%	At Maturity	—	(97)	(97)
USD	22,733,184	01/24/25	BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index	0.00%	At Maturity	—	(50,357)	(50,357)
USD	22,829,113	01/27/25	BNP Paribas	Alerian MLP Infrastructure Index (TR)	6.17%	Monthly	—	(65,963)	(65,963)
USD	511,350	12/02/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.16%	Monthly	—	(16,241)	(16,241)
USD	19,139,300	01/27/25	Citigroup	Citi Equity US Tech Congestion Index Series 1(d)	0.00%	At Maturity	—	(5,051)	(5,051)
USD	2,557,507	02/14/25	Citigroup	Expand Energy Corp.	5.16%	Monthly	—	(55,810)	(55,810)
USD	1,200,965	03/07/25	Citigroup	Catalent, Inc.	5.16%	Monthly	—	(41,740)	(41,740)

10

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Total return swap contracts—(continued)

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized depreciation
USD	$9,212,720	03/24/25	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.16%	Monthly	$—	$(292,600)	$(292,600)
USD	193,930	03/28/25	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.16%	Monthly	—	(6,159)	(6,159)
USD	1,146,623	03/28/25	Citigroup	(4.71)%	Capital One Financial Corp.	Monthly	—	(88,464)	(88,464)
USD	877,593	03/28/25	Citigroup	Vizio Holding Corp.	5.16%	Monthly	—	(10,132)	(10,132)
USD	971,406	06/02/25	Citigroup	HashiCorp., Inc.	5.16%	Monthly	—	(3,146)	(3,146)
USD	1,360,493	06/02/25	Citigroup	(4.71)%	UMB Financial Corp.	Monthly	—	(54,146)	(54,146)
USD	1,641,373	06/09/25	Citigroup	Allete, Inc.	5.16%	Monthly	—	(11,476)	(11,476)
USD	1,174,550	06/23/25	Citigroup	(4.71)%	Southstate Corp.	Monthly	—	(21,460)	(21,460)
USD	296,870	07/07/25	Citigroup	Surmodics, Inc.	5.16%	Monthly	—	(8,754)	(8,754)
USD	144,920	08/25/25	Citigroup	(4.71)%	Cleveland-Cliffs, Inc.	Monthly	—	(3,195)	(3,195)
USD	333,954	09/01/25	Citigroup	Bally's Corp.	5.16%	Monthly	—	(764)	(764)
USD	305,075	09/01/25	Citigroup	(4.71)%	Wesbanco, Inc.	Monthly	—	(22,163)	(22,163)
USD	329,820	09/08/25	Citigroup	(4.71)%	Renasant Corp.	Monthly	—	(25,299)	(25,299)
USD	44,346	09/19/25	Citigroup	(4.71)%	Southstate Corp.	Monthly	—	(810)	(810)
USD	11,875	09/19/25	Citigroup	(4.71)%	Wesbanco, Inc.	Monthly	—	(863)	(863)
USD	36,688	09/19/25	Citigroup	HashiCorp., Inc.	5.16%	Monthly	—	(119)	(119)
USD	199,991	09/19/25	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.16%	Monthly	—	(6,352)	(6,352)
USD	61,979	09/19/25	Citigroup	Allete, Inc.	5.16%	Monthly	—	(433)	(433)
USD	12,995	09/19/25	Citigroup	Bally's Corp.	5.16%	Monthly	—	(30)	(30)
USD	11,211	09/19/25	Citigroup	Surmodics, Inc.	5.16%	Monthly	—	(331)	(331)
USD	51,393	09/19/25	Citigroup	(4.71)%	UMB Financial Corp.	Monthly	—	(2,045)	(2,045)
USD	12,038	09/19/25	Citigroup	(4.71)%	Renasant Corp.	Monthly	—	(923)	(923)
USD	33,161	09/19/25	Citigroup	Vizio Holding Corp.	5.16%	Monthly	—	(383)	(383)
USD	43,223	09/19/25	Citigroup	(4.71)%	Capital One Financial Corp.	Monthly	—	(3,335)	(3,335)
USD	45,411	09/19/25	Citigroup	Catalent, Inc.	5.16%	Monthly	—	(1,578)	(1,578)
USD	18,425	09/22/25	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.16%	Monthly	—	(585)	(585)
USD	1,102,310	11/10/25	Citigroup	(4.71)%	Coeur Mining, Inc.	Monthly	—	(6,889)	(6,889)

11

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Total return swap contracts—(concluded)

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized depreciation
USD	$650,591	11/17/25	Citigroup	Arcadium Lithium PLC	5.16%	Monthly	$—	$(18,182)	$(18,182)
USD	983,795	01/27/25	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	(14,699)	(14,699)
USD	29,003,076	01/27/25	Goldman Sachs	Goldman Sachs DISP U.S. Index	0.00%	At Maturity	—	(52,017)	(52,017)
USD	1,664,373	01/27/25	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	(17,895)	(17,895)
USD	16,739,034	01/27/25	Goldman Sachs	Goldman Sachs VVOL Carry ER	0.00%	At Maturity	—	(58,823)	(58,823)
GBP	55,024	04/10/25	Goldman Sachs	Spirent Communications PLC	5.43%	Monthly	—	(1,350)	(1,350)
GBP	257,361	04/11/25	Goldman Sachs	Spirent Communications PLC	5.43%	Monthly	—	(6,314)	(6,314)
GBP	353,389	04/14/25	Goldman Sachs	Spirent Communications PLC	5.43%	Monthly	—	(8,670)	(8,670)
GBP	249,357	04/15/25	Goldman Sachs	Spirent Communications PLC	5.43%	Monthly	—	(6,117)	(6,117)
CAD	572,826	06/20/25	Goldman Sachs	(3.71)%	National Bank of Canada	Monthly	—	(21,793)	(21,793)
CAD	21,598	08/19/25	Goldman Sachs	(3.71)%	National Bank of Canada	Monthly	—	(822)	(822)
GBP	34,570	08/19/25	Goldman Sachs	Spirent Communications PLC	5.43%	Monthly	—	(848)	(848)
USD	18,374,669	01/27/25	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(c)	0.15%	At Maturity	—	(8,107)	(8,107)
USD	29,586,780	01/22/25	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index	0.25%	At Maturity	—	(691)	(691)
USD	28,528,741	01/22/25	Morgan Stanley	Morgan Stanley LTC0 4% volatility target	0.10%	At Maturity	—	(102,382)	(102,382)
							$—	$(3,379,564)	$(3,379,564)
Total							$—	$659,754	$659,754

(a)  The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(b)  The index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold.

(c)  The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(d)  The index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.

12

Credit Suisse Multialternative Strategy Fund

Consolidated schedule of investments

October 31, 2024

Written options

Number of contracts	Counterparty	Put options	Expiration date	Notional amount	Premiums received	Current value	Net unrealized appreciation (depreciation)
12	Goldman Sachs	S&P 500 Index, strike @ $5,840	11/15/24	$(1,200)	$(98,029)	$(187,740)	$(89,711)

Currency abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

See accompanying notes to consolidated financial statements.
13

Credit Suisse Multialternative Strategy Fund

Consolidated statement of assets and liabilities
October 31, 2024

Assets:
Investments at value, including collateral for securities on loan of $5,458,410 (Cost $171,751,112) (Note 2)	$172,635,306[1]
Cash	161
Foreign currency at value (Cost $749,351)	748,839
Cash segregated at brokers for futures contracts, swap contracts and written options (Note 2)	67,999,591
Unrealized appreciation on open swap contracts (Note 2)	4,039,318
Variation margin receivable on futures contracts (Note 2)	985,409
Dividend and interest receivable	244,962
Unrealized appreciation on forward foreign currency contracts (Note 2)	90,510
Receivable for Fund shares sold	64,489
Receivable for investments sold	629
Prepaid expenses and other assets	37,447
Total assets	246,846,661
Liabilities:
Investment advisory fee payable (Note 3)	280,498
Administrative services fee payable (Note 3)	48,691
Shareholder servicing/Distribution fee payable (Note 3)	460
Payable upon return of securities loaned (Note 2)	5,458,410
Net payable for open swap contracts	4,518,597
Unrealized depreciation on open swap contracts (Note 2)	3,379,564
Outstanding written options, at value (Proceeds $98,029) (Note 2)	187,740
Unrealized depreciation on forward foreign currency contracts (Note 2)	82,795
Trustees' fee payable	10,052
Payable for Fund shares redeemed	842
Accrued expenses	168,860
Total liabilities	14,136,509
Net assets:
Capital stock, $.001 par value (Note 6)	25,656
Paid-in capital (Note 6)	234,590,214
Total distributable earnings (loss)	(1,905,718)
Net assets	$232,710,152
I Shares
Net assets	$230,541,425
Shares outstanding	25,412,338
Net asset value, offering price and redemption price per share	$9.07
A Shares
Net assets	$2,168,727
Shares outstanding	243,346
Net asset value and redemption price per share	$8.91
Maximum offering price per share (net asset value/(1-5.25%))	$9.40

1  Includes $5,345,152 of securities on loan.

See accompanying notes to consolidated financial statements.
14

Credit Suisse Multialternative Strategy Fund

Consolidated statement of operations
For the year ended October 31, 2024

Investment income:
Interest	$14,596,946
Dividends (net of foreign taxes withheld of $72,414)	1,082,110
Securities lending (net of rebates)	116,428
Total investment income	15,795,484
Expenses:
Investment advisory fees (Note 3)	4,019,638
Administrative services fees (Note 3)	84,496
Shareholder servicing/Distribution fees (Note 3)
Class A	116,016
Transfer agent fees	241,804
Legal fees	111,504
Custodian fees	106,549
Trustees' fees	91,521
Registration fees	57,579
Audit and tax fees	48,815
Commitment fees (Note 4)	31,655
Printing fees	21,977
Insurance expense	12,378
Miscellaneous expense	7,864
Total expenses	4,951,796
Less: fees waived and expenses reimbursed (Note 3)	(1,550,229)
Net expenses	3,401,567
Net investment income	12,393,917
Net realized and unrealized gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency and forward foreign currency contracts, and income from payments by affiliates:
Net realized gain from investments	5,562,239
Net realized loss from futures contracts	(25,352,688)
Net realized gain from swap contracts	13,117,400
Net realized gain from written options	2,739,783
Net realized gain from securities sold short	30,209
Net increase from payments by affiliates (see Note 3)	1,091,024
Net realized loss from foreign currency transactions	(75,898)
Net realized loss from forward foreign currency contracts	(691,309)
Net change in unrealized appreciation (depreciation) from investments	1,939,166
Net change in unrealized appreciation (depreciation) from futures contracts	(3,262,394)
Net change in unrealized appreciation (depreciation) from swap contracts	426,223
Net change in unrealized appreciation (depreciation) from written options	123,262
Net change in unrealized appreciation (depreciation) from foreign currency translations	263,525
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	7,715
Net realized and unrealized loss from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency and forward foreign currency contracts, and income from payments by affiliates	(4,081,743)
Net increase in net assets resulting from operations	$8,312,174

See accompanying notes to consolidated financial statements.

15

Credit Suisse Multialternative Strategy Fund

Consolidated statements of changes in net assets

	For the year ended October 31, 2024	For the year ended October 31, 2023
From operations:
Net investment income	$12,393,917	$10,240,807
Net realized loss from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts	(4,670,264)	(8,463,762)
Net increase from payments by affiliates	1,091,024	—
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, foreign currency translations and forward foreign currency contracts	(502,503)	879,050
Net increase in net assets resulting from operations	8,312,174	2,656,095
From distributions:
From distributable earnings
Class I	(9,486,775)	(7,402,872)
Class A	(1,903,266)	(237,778)
Net decrease in net assets resulting from distributions	(11,390,041)	(7,640,650)
From capital share transactions (Note 6):
Proceeds from sale of shares	45,951,702	190,835,112
Reinvestment of distributions	11,378,505	7,532,720
Net asset value of shares redeemed	(218,202,485)	(67,177,534)
Net increase (decrease) in net assets from capital share transactions	(160,872,278)	131,190,298
Net increase (decrease) in net assets	(163,950,145)	126,205,743
Net assets:
Beginning of year	396,660,297	270,454,554
End of year	$232,710,152	$396,660,297

See accompanying notes to consolidated financial statements.

16

Credit Suisse Multialternative Strategy Fund

Consolidated financial highlights

(For a Class I share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$9.19[1]	$9.32	$9.58[1]	$9.53[1]	$9.86
Investment operations:
Net investment income (loss)[2]	0.30	0.28	0.10	(0.02)	0.04
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.19)	(0.15)	0.46	1.25	0.10
Net increase from payments by affiliates	0.03	—	—	—	—
Total from investment operations	0.14	0.13	0.56	1.23	0.14
Less dividends and distributions:
Dividends from net investment income	(0.14)	(0.15)	(0.82)	(1.18)	(0.47)
Distributions from net realized gains	(0.12)	(0.11)	—	—	—
Total dividends and distributions	(0.26)	(0.26)	(0.82)	(1.18)	(0.47)
Net asset value, end of year	$9.07	$9.19[1]	$9.32	$9.58[1]	$9.53[1]
Total return[3]	1.62%[4]	1.39%	6.25%	13.87%	1.46%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$230,541	$326,370	$262,187	$18,749	$47,382
Ratio of net expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	3.24%	3.06%	1.13%	(0.16)%	0.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.40%	0.38%	0.58%	1.41%	1.09%
Portfolio turnover rate[5]	214%	375%	482%	532%	571%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  During the year ended October 31, 2024, the Advisor reimbursed the Fund for a trading error in the amount of $1,091,024. If payment from Advisor was not made, total return would have been 1.17% for Class I.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

17

Credit Suisse Multialternative Strategy Fund

Consolidated financial highlights

(For a Class A share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$9.03[1]	$9.16[1]	$9.43[1]	$9.39[1]	$9.73
Investment operations:
Net investment income (loss)[2]	0.27	0.25	0.04	(0.04)	(0.00)[3]
Net gain (loss) from investments, futures contracts, swap contracts, written options, securities sold short, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.17)	(0.15)	0.49	1.24	0.10
Net increase from payments by affiliates	0.02	—	—	—	—
Total from investment operations	0.12	0.10	0.53	1.20	0.10
Less dividends and distributions:
Dividends from net investment income	(0.12)	(0.12)	(0.80)	(1.16)	(0.44)
Distributions from net realized gains	(0.12)	(0.11)	—	—	—
Total dividends and distributions	(0.24)	(0.23)	(0.80)	(1.16)	(0.44)
Net asset value, end of year	$8.91	$9.03[1]	$9.16[1]	$9.43[1]	$9.39[1]
Total return[4]	1.38%[5]	1.15%	5.94%	13.64%	1.10%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$2,169	$70,290	$8,267	$5,763	$4,350
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	2.98%	2.79%	0.47%	(0.42)%	(0.04)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.40%	0.38%	0.58%	1.41%	1.09%
Portfolio turnover rate[6]	214%	375%	482%	532%	571%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  During the year ended October 31, 2024, the Advisor reimbursed the Fund for a trading error in the amount of $1,091,024. If payment from Advisor was not made, total return would have been (4.42)% for Class A.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

18

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks positive absolute returns. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2024, the Fund held $44,719,883 in the Subsidiary, representing 19.2% of the Fund's consolidated net assets. For the year ended October 31, 2024, the net realized gain on securities and other financial instruments held in the Subsidiary was $4,262,236.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Fund's prior shareholder reports, including the Fund's investment portfolio, financial statements and financial highlights, does not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments had a compliance date of July 24, 2024.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial

19

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$14,609,067	$7,144,009	$—	$21,753,076
Exchange-traded Funds	309,038	—	—	309,038
United States Treasury Obligations	—	113,646,238	—	113,646,238
Short-term Investments	36,926,954	—	—	36,926,954
	$51,845,059	$120,790,247	$—	$172,635,306
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$90,510	$—	$90,510
Futures Contracts	4,412,858	—	—	4,412,858
Swap Contracts	—	4,039,318	—	4,039,318
	$4,412,858	$4,129,828	$—	$8,542,686
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$82,795	$—	$82,795
Futures Contracts	3,529,799	—	—	3,529,799
Swap Contracts	—	3,379,564	—	3,379,564
Written Options	187,740	—	—	187,740
	$3,717,539	$3,462,359	$—	$7,179,898

*  Other financial instruments include unrealized appreciation (depreciation) on forwards, futures, and swaps. Written options are reported at value.

For the year ended October 31, 2024, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how

21

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2024 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2024.

Primary underlying risk	Derivative assets[1]	Derivative liabilities[1]	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Foreign currency exchange rate
Forward contracts	$90,510	$82,795	$(691,309)	$7,715
Futures contracts[2]	61,473	32,631	(1,827,267)	(342,534)
Swap contracts	—	113,312	598,309	(355,882)
Interest rate
Futures contracts[2]	1,351,756	735,283	(12,673,756)	1,611,537
Swap contracts	498,067	—	(1,271,970)	1,755,929
Equity price
Futures contracts[2]	231,397	132,462	(10,286,041)	(4,857,595)
Swap contracts	1,303,899	2,524,684	8,163,940	(1,356,786)
Written options	—	187,740	2,739,783	123,262
Credit risk
Swap contracts	94,710	—	2,368,684	514,085
Commodity price
Futures contracts[2]	2,768,232	2,629,423	(565,624)	326,198
Swap contracts	2,142,642	741,568	3,258,437	(131,123)
Total	$8,542,686	$7,179,898	$(10,186,814)	$(2,705,194)

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

For the year ended October 31, 2024, the Fund held average monthly value on a net basis of $17,056,377 in forward foreign currency contracts and average monthly notional values of $235,414,571 and $259,134,310 in long futures contracts and short futures contracts, respectively, and $1,412,569,553 in swap contracts. For the year ended October 31, 2024, the Fund received average monthly premiums of $259,940 from written put options.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

22

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2024:

Counterparty	Gross amount of derivative assets presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-Cash collateral received	Cash collateral received[b]	Net amount of derivative assets
Bank of America	$694,952	$(694,952)	$—	$—	$—
Barclays Bank PLC	654,625	(271,188)	—	—	383,437
BNP Paribas	461,901	(377,701)	—	—	84,200
Citigroup	603,941	(603,941)	—	—	—
Goldman Sachs	467,568	(377,088)	—	—	90,480
JPMorgan Chase	692,975	(55,420)	—	—	637,555
Morgan Stanley	302,357	(103,073)	—	—	199,284
Societe Generale	251,509	—	—	—	251,509
	$4,129,828	$(2,483,363)	$—	$—	$1,646,465

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2024:

Counterparty	Gross amount of derivative liabilities presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-Cash collateral pledged	Cash collateral pledged[b]	Net amount of derivative liabilities
Bank of America	$1,748,064	$(694,952)	$—	$(251)	$1,052,861
Barclays Bank PLC	271,188	(271,188)	—	—	—
BNP Paribas	377,701	(377,701)	—	—	—
Citigroup	709,458	(603,941)	—	(105,517)	—
Goldman Sachs	377,088	(377,088)	—	—	—
JPMorgan Chase	55,420	(55,420)	—	—	—
Macquarie Bank Ltd.	8,107	—	—	(8,107)	—
Morgan Stanley	103,073	(103,073)	—	—	—
	$3,650,099	$(2,483,363)	$—	$(113,875)	$1,052,861

a  Forward foreign currency contracts, swap contracts and written options are included. Written options are reported at market value.

b  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

23

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended October 31, 2024, for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

24

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES—When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At October 31, 2024, the Fund had no open short positions.

I) FUTURES—The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2024, the amount of restricted cash held at brokers related to open futures contracts was $17,024,976.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential
25

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2024 are disclosed in the Consolidated Schedule of Investments.

K) SWAPS—The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are

26

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

disclosed in the Consolidated Schedule of Investments. At October 31, 2024, the amount of restricted cash held at brokers related to open swap contracts for the Fund was $36,908,598.

L) OPTION CONTRACTS—The Fund will enter into option contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearinghouse with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. At October 31, 2024, the Fund's open written option contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2024, the amount of restricted cash held at brokers related to option contracts was $14,066,017.

M) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2024, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned Securities	Market value of cash collateral
$5,345,152	$5,458,410

27

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2024.

Gross amounts not offset in the consolidated statement of assets and liabilities

Gross asset amounts presented in the consolidated statement of assets and liabilities[a]	Collateral received[b]	Net amount
$5,345,152	$(5,345,152)	$—

a  Represents market value of loaned securities at year end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the year ended October 31, 2024, total earnings received in connection with securities lending arrangements was $561,465, of which $406,109 was rebated to borrowers (brokers). The Fund retained $116,428 in income, and SSB, as lending agent, was paid $38,928.

N) OTHER—In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK—The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

Note 3. Transactions with affiliates and related parties

Credit Suisse served as investment adviser and co-administrator for the Fund through April 30, 2024. On May 1, 2024, Credit Suisse merged into UBS AM, with UBS AM as the surviving entity, and UBS AM became the investment manager to the Fund. For its investment advisory and administration services, UBS AM is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by UBS AM were $4,019,638 and $1,550,229, respectively. UBS AM has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse UBS AM for management fees previously waived and/or for expenses previously paid by UBS AM, provided, however, that any

28

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026. For the year ended October 31, 2024, there was no recoupment.

The amounts waived and reimbursed by UBS AM, which are available for potential future recoupment by UBS AM, and the expiration schedule at October 31, 2024 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$2,959,609	$542,432	$1,053,076	$1,364,101
Class A	501,413	77,569	237,716	186,128
Totals	$3,461,022	$620,001	$1,290,792	$1,550,229

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares through April 30, 2024. On May 1, 2024, UBS AM (US) replaced CSSU as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the year ended October 31, 2024, the Fund paid Rule 12b-1 distribution fees of $116,016 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2024, UBS AM (US) and its affiliates advised the Fund that they didn't retain commissions on the sale of the Fund's Class A shares.

During the year ended October 31, 2024, the Adviser reimbursed the Fund $1,091,024 for trading error.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2024 and for the year ended October 31, 2024, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and sales of securities

For the year ended October 31, 2024, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$108,077,340	$152,065,906	$0	$0

29

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	4,940,512	$45,260,714	12,852,027	$117,455,361
Shares issued in reinvestment of distributions	1,045,951	9,486,775	799,167	7,304,387
Shares redeemed	(16,106,968)	(146,260,685)	(6,256,423)	(56,312,623)
Net increase (decrease)	(10,120,505)	$(91,513,196)	7,394,771	$68,447,125

	Class A
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	76,553	$690,988	8,098,012	$73,379,751
Shares issued in reinvestment of distributions	211,840	1,891,730	25,370	228,333
Shares redeemed	(7,831,434)	(71,941,800)	(1,239,129)	(10,864,911)
Net increase (decrease)	(7,543,041)	$(69,359,082)	6,884,253	$62,743,173

On October 31, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	3	95%
Class A	3	88%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income tax information and distributions to shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2024 and 2023, respectively, was as follows:

Ordinary income		Long term capital gains
2024	2023	2024	2023
$11,390,041	$6,240,654	$0	$1,399,996

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, marked to market of options contracts, forward contracts, futures contracts, swap contracts, Subsidiary adjustments and deferred organizational expenses.

30

Credit Suisse Multialternative Strategy Fund

Notes to consolidated financial statements

October 31, 2024

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(22,553,760)
Undistributed ordinary income	25,501,430
Unrealized depreciation	(4,708,418)
Other temporary differences	(144,970)
$(1,905,718)

At October 31, 2024, the Fund had $7,838,875 of unlimited short-term capital loss carryforwards and $14,714,885 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2024, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$200,057,479
Unrealized appreciation	$6,537,538
Unrealized depreciation	(11,238,474)
Net unrealized appreciation (depreciation)	$(4,700,936)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of Subsidiary cumulative income/loss, and equalization distributions, paid-in capital was credited $409,181 and distributable earnings/loss was charged $409,181. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent events

In preparing the consolidated financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On August 16, 2024, UBS AM entered into an agreement with Manteio Scalable Technologies LLC ("Manteio"), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS AM's Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the "Transaction").

At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the "Agreement and Plan") pursuant to which the Fund would be reorganized into Manteio Multialternative Strategy Fund, a newly created mutual fund advised by Manteio (the "Reorganization"). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the "Closing Date"). As a result of the Reorganization, the Manteio Multialternative Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Multialternative Strategy Fund as of the Closing Date.

31

Credit Suisse Multialternative Strategy Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Credit Suisse Multialternative Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Multialternative Strategy Fund (the "Fund") (one of the funds constituting Credit Suisse Opportunity Funds (the "Trust")), including the consolidated schedule of investments, as of October 31, 2024, and the related consolidated statements of operations and changes in net assets, the consolidated financial highlights for the year then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Credit Suisse Opportunity Funds) at October 31, 2024, the consolidated results of its operations, the consolidated changes in its net assets and its consolidated financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The consolidated statement of changes in net assets for the year ended October 31, 2023, and the consolidated financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated December 27, 2023, expressed an unqualified opinion on that consolidated statement of changes in net assets and those consolidated financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
December 26, 2024

32

Credit Suisse Multialternative Strategy Fund

Tax information (unaudited)

The following information is provided pursuant to provisions of the Internal Revenue Code:

The Fund hereby designates $789,352 of ordinary dividends paid during the year that are considered qualified dividend income for the year ended October 31, 2024.

The Fund hereby designates 0.72% of ordinary dividends paid during the year that are eligible for the dividends received deduction available to certain corporate shareholders.

33

Credit Suisse Multialternative Strategy Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

MSF-AR-1024

Credit Suisse Managed Futures
Strategy Fund

Annual Financial Statements | October 31, 2024

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant to an internal merger between Credit Suisse Asset Management, LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Consolidated schedule of investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
United States Treasury obligations (73.8%)
$18,000	U.S. Treasury Bills[1]	(AA+, Aaa)	11/29/24	4.590	$17,935,579
10,000	U.S. Treasury Bills[1]	(AA+, Aaa)	12/26/24	4.615	9,930,291
10,000	U.S. Treasury Bills[1]	(AA+, Aaa)	01/23/25	4.710	9,897,749
18,000	U.S. Treasury Bills[1]	(AA+, Aaa)	02/20/25	4.823	17,754,551
10,000	U.S. Treasury Bills[1]	(AA+, Aaa)	03/20/25	4.909	9,831,583
10,000	U.S. Treasury Bills[1]	(AA+, Aaa)	04/17/25	4.881	9,799,799
18,000	U.S. Treasury Bills[1]	(AA+, Aaa)	05/15/25	4.850	17,589,891
10,000	U.S. Treasury Bills[1]	(AA+, Aaa)	06/12/25	4.790	9,742,590
10,000	U.S. Treasury Bills[1]	(AA+, Aaa)	07/10/25	4.300	9,713,058
18,000	U.S. Treasury Bills[1]	(AA+, Aaa)	08/07/25	4.090	17,422,191
10,000	U.S. Treasury Bills[1]	(AA+, Aaa)	09/04/25	3.816	9,647,717
10,000	U.S. Treasury Bills[1]	(AA+, Aaa)	10/02/25	4.084	9,619,682
	Total United States Treasury obligations (Cost $148,727,529)				148,884,681
Shares
Short-term investments (15.4%)
30,990,187	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.81% (Cost $30,990,187)				30,990,187
	Total investments at value (89.2%) (Cost $179,717,716)				179,874,868
	Other Assets in Excess of Liabilities (10.8%)				21,677,539
	Net assets (100.0%)				$201,552,407

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Securities are zero coupon. Rate presented is cost yield as of October 31, 2024.

Futures contracts

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase
Foreign Exchange Contracts
GBP Currency Futures	USD	Dec 2024	544	$44,389,496	$43,795,400	$(594,096)
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Dec 2024	246	13,380,212	12,910,162	$(470,050)
FTSE 100 Index Futures	GBP	Dec 2024	175	18,845,474	18,284,828	(560,646)
Hang Seng Index Futures	HKD	Nov 2024	166	22,026,685	21,725,792	(300,893)
Nikkei 225 Index Futures OSE	JPY	Dec 2024	39	9,884,013	10,000,591	116,578
S&P 500 E Mini Index Futures	USD	Dec 2024	111	31,642,558	31,848,675	206,117
						$(1,008,894)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Dec 2024	70	66,258,411	66,261,612	$3,201
EURO Bund Futures	EUR	Dec 2024	193	27,966,506	27,616,118	(350,388)
						$(347,187)

1

Credit Suisse Managed Futures Strategy Fund
Consolidated schedule of investments

October 31, 2024

Futures contracts—(concluded)

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2024	(618)	$(40,607,699)	$(40,648,950)	$(41,251)
CAD Currency Futures	USD	Dec 2024	(1,130)	(82,202,798)	(81,360,000)	842,798
EUR Currency Futures	USD	Dec 2024	(468)	(63,653,684)	(63,706,500)	(52,816)
JPY Currency Futures	USD	Dec 2024	(311)	(26,106,317)	(25,708,038)	398,279
						$1,147,010
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Dec 2024	(541)	(60,026,543)	(59,763,594)	$262,949
Long Gilt Futures	GBP	Dec 2024	(365)	(45,129,171)	(44,129,403)	999,768
						$1,262,717
Total net unrealized appreciation (depreciation)						$459,550

Total return swap contracts

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized appreciation
USD	$12,701,029	01/27/25	Bank of America	(0.06)%	Bloomberg Agriculture Index	At Maturity	$—	$128,547	$128,547
							$—	$128,547	$128,547

Total return swap contracts

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Periodic payment frequency	Upfront premiums paid/ (received)	Value	Unrealized depreciation
USD	$12,644,309	01/27/25	Bank of America	(0.06)%	Bloomberg Energy Index	At Maturity	$—	$(33,059)	$(33,059)
USD	18,807,545	01/27/25	Goldman Sachs	Bloomberg Industrial Metals Index	0.10%	At Maturity	—	(281,119)	(281,119)
USD	31,816,192	01/27/25	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	(342,081)	(342,081)
							$—	$(656,259)	$(656,259)
Total							$—	$(527,712)	$(527,712)

2

Credit Suisse Managed Futures Strategy Fund
Consolidated schedule of investments

October 31, 2024

Currency abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See accompanying notes to consolidated financial statements.
3

Credit Suisse Managed Futures Strategy Fund

Consolidated statement of assets and liabilities
October 31, 2024

Assets:
Investments at value (Cost $179,717,716) (Note 2)	$179,874,868
Cash	4
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	23,144,668
Unrealized appreciation on open swap contracts (Note 2)	128,547
Interest receivable	127,601
Receivable for Fund shares sold	107,717
Prepaid expenses	41,499
Total assets	203,424,904
Liabilities:
Investment advisory fee payable (Note 3)	44,629
Administrative services fee payable (Note 3)	20,717
Shareholder servicing/Distribution fee payable (Note 3)	1,763
Variation margin payable on futures contracts (Note 2)	816,069
Unrealized depreciation on open swap contracts (Note 2)	656,259
Payable for Fund shares redeemed	121,464
Transfer agent fees payable	99,557
Audit fees payable	60,468
Trustees' fee payable	10,052
Net payable for open swap contracts	1,053
Due to custodian for foreign currency at value	150
Accrued expenses	40,316
Total liabilities	1,872,497
Net assets:
Capital stock, $.001 par value (Note 6)	23,347
Paid-in capital (Note 6)	237,936,370
Total distributable earnings (loss)	(36,407,310)
Net assets	$201,552,407
I Shares
Net assets	$193,408,596
Shares outstanding	22,385,826
Net asset value, offering price and redemption price per share	$8.64
A Shares
Net assets	$8,125,267
Shares outstanding	958,605
Net asset value and redemption price per share	$8.48
Maximum offering price per share (net asset value/(1-5.25%))	$8.95
C Shares
Net assets	$18,544
Shares outstanding	2,360
Net asset value and offering price per share	$7.86

See accompanying notes to consolidated financial statements.

4

Credit Suisse Managed Futures Strategy Fund

Consolidated statement of operations
For the year ended October 31, 2024

Investment income:
Interest	$10,265,671
Total investment income	10,265,671
Expenses:
Investment advisory fees (Note 3)	2,151,536
Administrative services fees (Note 3)	46,005
Shareholder servicing/Distribution fees (Note 3)
Class A	20,553
Class C	225
Transfer agent fees	337,577
Trustees' fees	91,521
Registration fees	72,552
Audit and tax fees	67,859
Legal fees	60,187
Printing fees	45,237
Custodian fees	45,085
Commitment fees (Note 4)	28,796
Insurance expense	9,727
Miscellaneous expense	6,564
Total expenses	2,983,424
Less: fees waived and expenses reimbursed (Note 3)	(273,226)
Net expenses	2,710,198
Net investment income	7,555,473
Net realized and unrealized gain (loss) from investments, futures contracts, swap contracts and foreign currency:
Net realized loss from investments	(45,011)
Net realized loss from futures contracts	(21,482,779)
Net realized gain from swap contracts	1,174,458
Net realized loss from foreign currency transactions	(250,403)
Net change in unrealized appreciation (depreciation) from investments	394,539
Net change in unrealized appreciation (depreciation) from futures contracts	(7,588,378)
Net change in unrealized appreciation (depreciation) from swap contracts	(362,081)
Net change in unrealized appreciation (depreciation) from foreign currency translations	102,776
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency transactions	(28,056,879)
Net decrease in net assets resulting from operations	$(20,501,406)

See accompanying notes to consolidated financial statements.

5

Credit Suisse Managed Futures Strategy Fund

Consolidated statements of changes in net assets

	For the year ended October 31, 2024	For the year ended October 31, 2023
From operations:
Net investment income	$7,555,473	$8,806,352
Net realized loss from investments, futures contracts, swap contracts and foreign currency transactions	(20,603,735)	(33,937,885)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(7,453,144)	(4,577,508)
Net decrease in net assets resulting from operations	(20,501,406)	(29,709,041)
From distributions:
From distributable earnings
Class I	(1,016,487)	(65,142,642)
Class A	(22,549)	(3,766,377)
Class C	—	(109,416)
Net decrease in net assets resulting from distributions	(1,039,036)	(69,018,435)
From capital share transactions (Note 6):
Proceeds from sale of shares	78,575,901	99,232,556
Reinvestment of distributions	980,256	66,170,622
Net asset value of shares redeemed	(113,797,506)	(272,315,569)
Net decrease in net assets from capital share transactions	(34,241,349)	(106,912,391)
Net decrease in net assets	(55,781,791)	(205,639,867)
Net assets:
Beginning of year	257,334,198	462,974,065
End of year	$201,552,407	$257,334,198

See accompanying notes to consolidated financial statements.

6

Credit Suisse Managed Futures Strategy Fund

Consolidated financial highlights

(For a Class I share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$9.53	$12.31	$11.05	$9.26	$9.94
Investment operations:
Net investment income (loss)[1]	0.34	0.28	(0.06)	(0.13)	(0.03)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(1.18)	(1.19)	2.18	1.92	(0.48)
Total from investment operations	(0.84)	(0.91)	2.12	1.79	(0.51)
Less dividends and distributions:
Dividends from net investment income	(0.05)	(0.45)	(0.86)	—	(0.17)
Distributions from net realized gains	—	(1.42)	—	—	—
Total dividends and distributions	(0.05)	(1.87)	(0.86)	—	(0.17)
Net asset value, end of year	$8.64	$9.53	$12.31	$11.05	$9.26
Total return[2]	(8.87)%	(7.92)%	21.09%	19.33%	(5.22)%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$193,409	$247,916	$434,818	$382,293	$282,365
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	3.66%	2.76%	(0.52)%	(1.28)%	(0.34)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%	0.02%	—%	0.02%	0.05%
Portfolio turnover rate[3]	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

7

Credit Suisse Managed Futures Strategy Fund

Consolidated financial highlights

(For a Class A share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$9.35	$12.11	$10.88	$9.14	$9.82
Investment operations:
Net investment income (loss)[1]	0.31	0.24	(0.08)	(0.16)	(0.05)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(1.16)	(1.16)	2.14	1.90	(0.49)
Total from investment operations	(0.85)	(0.92)	2.06	1.74	(0.54)
Less dividends and distributions:
Dividends from net investment income	(0.02)	(0.42)	(0.83)	—	(0.14)
Distributions from net realized gains	—	(1.42)	—	—	—
Total dividends and distributions	(0.02)	(1.84)	(0.83)	—	(0.14)
Net asset value, end of year	$8.48	$9.35	$12.11	$10.88	$9.14
Total return[2]	(9.06)%	(8.15)%	20.83%	19.04%	(5.53)%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$8,125	$9,350	$27,406	$15,682	$12,506
Ratio of net expenses to average net assets	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	3.41%	2.45%	(0.68)%	(1.53)%	(0.51)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%	0.02%	—%	0.02%	0.05%
Portfolio turnover rate[3]	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

8

Credit Suisse Managed Futures Strategy Fund

Consolidated financial highlights

(For a Class C share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021	2020
Per share data:
Net asset value, beginning of year	$8.71	$11.39	$10.28	$8.70	$9.35[1]
Investment operations:
Net investment income (loss)[2]	0.23	0.17	(0.16)	(0.22)	(0.14)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(1.08)	(1.10)	2.02	1.80	(0.44)
Total from investment operations	(0.85)	(0.93)	1.86	1.58	(0.58)
Less dividends and distributions:
Dividends from net investment income	—	(0.33)	(0.75)	—	(0.07)
Distributions from net realized gains	—	(1.42)	—	—	—
Total dividends and distributions	—	(1.75)	(0.75)	—	(0.07)
Net asset value, end of year	$7.86	$8.71	$11.39	$10.28	$8.70
Total return[3]	(9.76)%	(8.80)%	19.83%	18.16%	(6.24)%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$19	$68	$750	$820	$880
Ratio of net expenses to average net assets	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to average net assets	2.69%	1.81%	(1.52)%	(2.28)%	(1.56)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%	0.02%	—%	0.02%	0.05%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements.

9

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2024, the Fund held $36,076,835 in the Subsidiary, representing 17.9% of the Fund's consolidated net assets. For the year ended October 31, 2024, the net realized loss on securities and other financial instruments held in the Subsidiary was $1,166,596.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Fund's prior shareholder reports, including the Fund's investment portfolio, financial statements and financial highlights, does not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments had a compliance date of July 24, 2024.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the

10

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

11

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$148,884,681	$—	$148,884,681
Short-term Investments	30,990,187	—	—	30,990,187
	$30,990,187	$148,884,681	$—	$179,874,868
Other Financial Instruments*
Futures Contracts	$2,829,690	$—	$—	$2,829,690
Swap Contracts	—	128,547	—	128,547
	$2,829,690	$128,547	$—	$2,958,237
Liabilities
Other Financial Instruments*
Futures Contracts	$2,370,140	$—	$—	$2,370,140
Swap Contracts	—	656,259	—	656,259
	$2,370,140	$656,259	$—	$3,026,399

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the year ended October 31, 2024, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

12

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2024 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2024.

Primary underlying risk	Derivative assets[1]	Derivative liabilities[1]	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Foreign currency exchange rate
Futures contracts[2]	$1,241,077	$688,163	$(14,673,743)	$(3,978,889)
Index Contracts
Futures contracts[2]	322,695	1,331,589	4,409,266	(915,496)
Swap contracts	128,547	656,259	1,174,458	(362,081)
Interest rate
Futures contracts[2]	1,265,918	350,388	(11,218,302)	(2,693,993)
Total	$2,958,237	$3,026,399	$(20,308,321)	$(7,950,459)

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at October 31, 2024 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2024, the Fund held average monthly notional values of $299,853,759 and $247,464,295 in long futures contracts and short futures contracts, respectively, and $63,916,089 in swap contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2024:

Counterparty	Gross amount of derivative assets presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral received	Cash collateral received[b]	Net amount of derivative assets
Bank of America	$128,547	$(33,059)	$—	$—	$95,488

13

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, October 31, 2024:

Counterparty	Gross amount of derivative liabilities presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged	Cash collateral pledged[b]	Net amount of derivative liabilities
Bank of America	$33,059	$(33,059)	$—	$—	$—
Goldman Sachs	623,200	—	—	(623,200)	—
	$656,259	$(33,059)	$—	$(623,200)	$—

a  Swap contracts are included.

b  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

14

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended October 31, 2024, for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES—The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2024, the amount of restricted cash held at brokers related to open futures contracts was $17,190,425.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) SWAPS—The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals

15

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2024, the amount of restricted cash held at brokers related to open swap contracts was $5,954,243.

J) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2024 and for the year ended October 31, 2024, there were no securities out on loan.

K) OTHER—In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

16

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Note 3. Transactions with affiliates and related parties

Credit Suisse served as investment adviser and co-administrator for the Fund through April 30, 2024. On May 1, 2024, Credit Suisse merged into UBS AM, with UBS AM as the surviving entity, and UBS AM became the investment manager to the Fund. For its investment advisory and administration services, UBS AM is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by UBS AM were $2,151,536 and $273,226, respectively. UBS AM has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM for management fees previously waived and/or for expenses previously paid by UBS AM, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026. For the year ended October 31, 2024, there was no recoupment.

The amounts waived and reimbursed by UBS AM, which are available for potential future recoupment by UBS AM, and the expiration schedule at October 31, 2024 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$396,382	$22,762	$111,307	$262,313
Class A	18,361	1,439	6,038	10,884
Class C	317	47	241	29
Totals	$415,060	$24,248	$117,586	$273,226

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares through April 30, 2024. On May 1, 2024, UBS AM (US) replaced CSSU as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2024, the Fund paid Rule 12b-1 distribution fees of $20,553 for Class A shares and $225 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2024, UBS AM (US) and its affiliates advised the Fund that they didn't retain commissions on the sale of Fund's Class A shares.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2024 and for the year ended October 31, 2024, the Fund had no borrowings outstanding under the Credit Facility.

17

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Note 5. Purchases and sales of securities

For the year ended October 31, 2024, there were no purchases and sales of investment securities and US Government /agency obligations other than short term investments.

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the year ended October 31, 2024		for the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	8,213,885	$75,145,730	9,444,889	$93,693,073
Shares issued in reinvestment of distributions	103,640	958,671	6,324,027	62,418,151
Shares redeemed	(11,944,714)	(109,906,892)	(25,069,492)	(250,095,598)
Net decrease	(3,627,189)	$(33,802,491)	(9,300,576)	$(93,984,374)

	Class A
	For the year ended October 31, 2024		for the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	361,790	$3,263,962	534,738	$5,472,987
Shares issued in reinvestment of distributions	2,375	21,585	375,660	3,643,900
Shares redeemed	(405,542)	(3,679,368)	(2,173,693)	(21,538,722)
Net decrease	(41,377)	$(393,821)	(1,263,295)	$(12,421,835)

	Class C
	For the year ended October 31, 2024		for the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	19,835	$166,209	7,301	$66,497
Shares issued in reinvestment of distributions	—	—	11,944	108,570
Shares redeemed	(25,280)	(211,246)	(77,219)	(681,249)
Net decrease	(5,445)	$(45,037)	(57,974)	$(506,182)

On October 31, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	4	88%
Class A	1	73%
Class C	3	100%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income tax information and distributions to shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

18

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2024 and 2023, respectively, was as follows:

Ordinary income		Long-term capital gains
2024	2023	2024	2023
$1,039,036	$36,781,911	$0	$32,236,524

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts marked to market, Subsidiary adjustments, organization costs, straddle deferral.

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(39,940,399)
Undistributed ordinary income	4,248,555
Unrealized depreciation	(427,322)
Other temporary differences	(288,144)
$(36,407,310)

At October 31, 2024, the Fund had $16,396,089 of unlimited short-term capital loss carryforwards and $23,544,310 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2024, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$186,240,678
Unrealized appreciation	$2,866,173
Unrealized depreciation	(3,336,658)
Net unrealized appreciation (depreciation)	$(470,485)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of equalization distributions, and Subsidiary cumulative income (loss), paid-in capital was credited $697,531 and distributable earnings (loss) was charged $697,531. Net assets were not affected by this reclassification.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent events

In preparing the consolidated financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On August 16, 2024, UBS AM entered into an agreement with Manteio Scalable Technologies LLC ("Manteio"), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS AM's Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the "Transaction").

19

Credit Suisse Managed Futures Strategy Fund

Notes to consolidated financial statements

October 31, 2024

At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the "Agreement and Plan") pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the "Reorganization"). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the "Closing Date"). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

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Credit Suisse Managed Futures Strategy Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Credit Suisse Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Managed Futures Strategy Fund (the "Fund") (one of the funds constituting Credit Suisse Opportunity Funds (the "Trust")), including the consolidated schedule of investments, as of October 31, 2024, and the related consolidated statements of operations and changes in net assets, the consolidated financial highlights for the year then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Credit Suisse Opportunity Funds) at October 31, 2024, the consolidated results of its operations, the consolidated changes in its net assets and its consolidated financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The consolidated statement of changes in net assets for the year ended October 31, 2023, and the consolidated financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated December 27, 2023, expressed an unqualified opinion on that consolidated statement of changes in net assets and those consolidated financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
December 26, 2024

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Credit Suisse Managed Futures Strategy Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

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UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

MFS-AR-1024

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The Fund provided PwC with a copy of the foregoing disclosures and requested that PwC furnish the Fund with a letter addressed to the SEC stating whether or not it agrees with the above disclosures. A copy of the letter furnished pursuant to that request is attached as Exhibit 99(a)(5) to this Form N-CSR.

Effective June 19, 2024, Ernst & Young LLP ("EY") was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Portfolio's Board and approval by the Fund's Board. During the Fund's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Shareholder meeting results

A Joint Special Meeting of Shareholders of the series of the Credit Suisse Managed Futures Strategy Fund and Credit Suisse Multialternative Strategy Fund, each a series of Credit Suisse Opportunity Funds, was held on November 15, 2024 (the "Meeting"). The Meeting was held to Approve the Agreement and Plan of Reorganization providing for (i) the transfer of all assets of the of the Credit Suisse Managed Futures Strategy Fund and Credit Suisse Multialternative Strategy Fund (the "Acquired Funds") to the Manteio Managed Futures Strategy Fund and Manteio Multialternative Strategy Fund (the "Acquiring Funds"), a newly created series of Investment Managers Series Trust III, in exchange for (a) shares of the Acquiring Funds with an aggregate net asset value ("NAV") per class equal to the aggregate NAV of the corresponding class of shares of the Acquired Funds, and (b) the Acquiring Funds' assumption of all of the liabilities of the Acquired Funds, followed by (ii) the liquidating distribution by the Acquired Funds to its shareholders of the shares of the Acquiring Funds received in the exchange in proportion, on a class-by-class basis, to the shareholders' respective holdings of shares of the Acquired Funds.

The results of voting were as follows:

	Credit Suisse Managed Futures Strategy Fund	Credit Suisse Multialternative Strategy Fund
For	16,640,247	27,555,562
Against	22,765	—
Abstain	13,782	5,182

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $333,566

(2) Each board member and each member of an advisory board for special compensation: $50,000

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

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Item 19. Exhibits.

(a)(1)   Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99 CODE ETH.

(a)(2)   Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)(3)   Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

(c)       Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX 99.906.CERT.

(d)       Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99.IRANNOTICE.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President
(Principal Executive Officer)
Date:	January 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President
(Principal Executive Officer)
Date:	January 10, 2025

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date:	January 10, 2025

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